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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 04/30/07

================================================================================

Item 1.  Schedule of Investments.

                          AIM Global Real Estate Fund
           Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GRE-QTR-1 4/07   A I M Advisors, Inc.

AIM GLOBAL REAL ESTATE

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                      SHARES           VALUE
                                                  -------------   --------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
   STOCKS & OTHER EQUITY INTERESTS-58.74%
AUSTRALIA-10.74%
CFS Retail Property Trust (Retail) (a)                4,985,500   $    9,482,786
GPT Group (Diversified) (a)                           3,767,900       15,391,948
Mirvac Group (Diversified) (a)                        1,962,700        8,520,540
Stockland (Diversified) (a)                           2,613,800       18,590,584
Valad Property Group (Diversified) (a)                1,322,900        2,452,818
Westfield Group (Retail) (a)                          1,503,900       26,049,641
                                                                  --------------
                                                                      80,488,317
                                                                  --------------
CANADA-3.31%
Boardwalk Real Estate Investment Trust
   (Residential)                                        209,200        8,536,506
Cominar Real Estate Investment Trust
   (Diversified)                                        121,700        2,614,044
Dundee Real Estate Investment Trust (Office)            108,600        3,931,478
H&R Real Estate Investment Trust (Office)                83,600        1,894,351
Primaris Retail Real Estate Investment Trust
   (Retail)                                             138,200        2,550,082
RioCan Real Estate Investment Trust (Retail)            228,900        5,302,297
                                                                  --------------
                                                                      24,828,758
                                                                  --------------
CHINA-0.28%
Agile Property Holdings Ltd. (Residential) (a)        2,000,000        2,103,174
                                                                  --------------
FINLAND-0.74%
Citycon Oyj (Retail) (a)                                361,200        2,866,434
Sponda Oyj (Office)                                     156,540        2,668,094
                                                                  --------------
                                                                       5,534,528
                                                                  --------------
FRANCE-2.42%
Klepierre (Retail) (a)                                   36,100        6,914,212
Unibail (Diversified) (a)                                40,500       11,174,155
                                                                  --------------
                                                                      18,088,367
                                                                  --------------
HONG KONG-9.72%
China Overseas Land & Investment Ltd. (Office)
   (a)                                                2,841,000        3,457,032
China Resources Land Ltd. (Residential) (a)           2,183,900        2,627,734
Great Eagle Holdings Ltd. (Office) (a)                  763,000        2,803,652
Hang Lung Properties Ltd. (Retail) (a)                4,059,000       12,062,849
Henderson Land Development Co. Ltd.
   (Residential) (a)                                    816,000        4,886,399
Hongkong Land Holdings Ltd. (Office) (a)              2,729,000       12,698,538
Kerry Properties Ltd. (Diversified) (a)               1,417,400        7,061,533

                                                      SHARES           VALUE
                                                  -------------   --------------
HONG KONG-(CONTINUED)
Sun Hung Kai Properties Ltd. (Residential) (a)        2,324,000   $   27,202,382
                                                                  --------------
                                                                      72,800,119
                                                                  --------------
ITALY-0.95%
Beni Stabili S.p.A. (Office) (a)                      2,171,000        3,667,341
Risanamento S.p.A (Diversified) (a)                     343,800        3,437,101
                                                                  --------------
                                                                       7,104,442
                                                                  --------------
JAPAN-13.81%
AEON Mall Co., Ltd. (Retail) (a)                        117,500        3,933,028
Fukuoka REIT Corp. (Diversified) (a)                        171        1,597,827
GOLDCREST Co., Ltd. (Residential) (a)                    64,540        3,207,826
Japan Prime Realty Investment Corp.
   (Office)                                               1,049        4,793,723
Japan Retail Fund Investment Corp. (Retail)                 329        3,331,855
JOINT Corp. (Residential) (a)                            45,100        1,489,145
Mitsubishi Estate Co. Ltd. (Office) (a)                 823,000       25,478,859
Mitsui Fudosan Co., Ltd. (Diversified) (a)              763,000       22,281,828
Nippon Building Fund Inc. (Office) (a)                      418        6,718,202
Nomura Real Estate Office Fund, Inc.
   (Office) (a)                                             312        3,855,994
NTT Urban Development Corp. (Office) (a)                  1,680        3,967,213
Sumitomo Realty & Development Co., Ltd.
   (Diversified) (a)                                    352,000       12,978,623
Tokyo Tatemono Co., Ltd. (Diversified) (a)              480,000        6,710,663
TOKYU REIT, Inc. (Diversified) (a)                          283        3,122,093
                                                                  --------------
                                                                     103,466,879
                                                                  --------------
NETHERLANDS-1.24%
Rodamco Europe N.V. (Retail) (a)                         63,100        9,304,580
                                                                  --------------
NEW ZEALAND-0.26%
Macquarie Goodman Property Trust
   (Diversified) (a)                                  1,709,200        1,938,891
                                                                  --------------
NORWAY-0.55%
Norwegian Property A.S.A. (Retail) (a)(b)               346,500        4,136,690
                                                                  --------------
SINGAPORE-3.57%
Capitacommercial Trust (Office) (a)                     841,700        1,548,879
Capitaland Ltd. (Residential) (a)                     1,803,000        9,946,579
CapitaMall Trust (Retail) (a)                         2,118,000        5,506,691
Keppel Land Ltd. (Office) (a)                           809,800        4,672,615
Mapletree Logistics (Industrial) (a)                  2,207,200        1,937,831

AIM Global Real Estate

                                                      SHARES           VALUE
                                                  -------------   --------------
SINGAPORE-(CONTINUED)
Suntec Real Estate Investment Trust
   (Retail) (a)                                       2,336,000   $    3,118,404
                                                                  --------------
                                                                      26,730,999
                                                                  --------------
SWEDEN-0.87%
Fabege A.B. (Diversified) (a)                           245,600        6,530,927
                                                                  --------------
UNITED KINGDOM-10.28%
Big Yellow Group PLC (Industrial) (a)                   145,800        1,859,951
British Land Co. PLC (Diversified) (a)                  629,100       18,375,873
Capital & Regional PLC (Retail) (a)                     298,700        9,134,219
Derwent London PLC (Office) (a)                         242,900       10,313,302
Land Securities Group PLC (Diversified) (a)             481,400       18,741,875
Quintain Estates & Development PLC
   (Diversified) (a)                                    251,900        4,244,043
Shaftesbury PLC (Retail) (a)                            351,600        5,000,587
Unite Group PLC (Residential) (a)                       612,900        6,247,912
Workspace Group PLC (Office) (a)                        343,000        3,104,820
                                                                  --------------
                                                                      77,022,582
                                                                  --------------
   Total Foreign Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $367,440,068)                                            440,079,253
                                                                  --------------
DOMESTIC REAL ESTATE INVESTMENT TRUSTS & COMMON
   STOCKS-37.15%
DIVERSIFIED-5.13%
Colonial Properties Trust                                89,500        4,440,095
Digital Realty Trust, Inc.                               84,200        3,405,890
Health Care Property Investors, Inc.                    239,500        8,475,905
Health Care REIT, Inc.                                   32,200        1,456,728
Public Storage, Inc.                                    121,100       11,301,052
Ventas, Inc.                                            221,100        9,321,576
                                                                  --------------
                                                                      38,401,246
                                                                  --------------
HOTELS-3.80%
Hilton Hotels Corp.                                     194,700        6,619,800
Host Hotels & Resorts Inc.                              626,746       16,069,768
Starwood Hotels & Resorts Worldwide, Inc.                86,200        5,777,124
                                                                  --------------
                                                                      28,466,692
                                                                  --------------
INDUSTRIAL-3.40%
AMB Property Corp.                                       88,800        5,408,808
ProLogis                                                310,000       20,088,000
                                                                  --------------
                                                                      25,496,808
                                                                  --------------
OFFICE-8.17%
Alexandria Real Estate Equities, Inc.                    56,400        5,969,940
Boston Properties, Inc.                                 105,300       12,379,068
Brandywine Realty Trust                                 175,000        5,754,000
Brookfield Properties Corp.                             146,100        6,011,701
Douglas Emmett, Inc.                                    114,500        2,982,725
SL Green Realty Corp.                                   109,900       15,484,910
Vornado Realty Trust                                    106,600       12,645,958
                                                                  --------------
                                                                      61,228,302
                                                                  --------------
RESIDENTIAL-5.78%
Archstone-Smith Trust                                   220,400       11,485,044

                                                      SHARES           VALUE
                                                  -------------   --------------
RESIDENTIAL-(CONTINUED)
AvalonBay Communities, Inc.                              17,100   $    2,090,646
Camden Property Trust                                   109,200        7,605,780
Equity Residential                                      253,300       11,760,719
Essex Property Trust, Inc.                               61,200        7,886,232
Rayonier Inc.                                            56,600        2,454,742
                                                                  --------------
                                                                      43,283,163
                                                                  --------------
RETAIL-10.87%
Developers Diversified Realty Corp.                     188,200       12,251,820
Federal Realty Investment Trust                          48,700        4,391,279
General Growth Properties, Inc.                         221,700       14,155,545
Kimco Realty Corp.                                      194,700        9,359,229
Macerich Co. (The)                                       92,800        8,827,136
Regency Centers Corp.                                   113,200        9,327,680
Simon Property Group, Inc.                              200,500       23,113,640
                                                                  --------------
                                                                      81,426,329
                                                                  --------------
   Total Domestic Real Estate Investment Trusts
      & Common Stocks
      (Cost $248,914,170)                                            278,302,540
                                                                  --------------
MONEY MARKET FUNDS-3.20%
Liquid Assets Portfolio -Institutional
   Class (c)                                         12,010,228       12,010,228
Premier Portfolio -Institutional Class (c)           12,010,228       12,010,228
                                                                  --------------
   Total Money Market Funds
      (Cost $24,020,456)                                              24,020,456
                                                                  --------------
TOTAL INVESTMENTS-99.09%
   (Cost $640,374,694)                                               742,402,249
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.91%                                    6,804,855
                                                                  --------------
NET ASSETS-100.00%                                                $  749,207,104
                                                                  --------------

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $404,456,823, which represented 53.98% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM GLOBAL REAL ESTATE

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

     AIM GLOBAL REAL ESTATE
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

               The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     AIM GLOBAL REAL ESTATE

     D.   RISKS INVOLVED IN INVESTING IN THE FUND

          Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       07/31/06        COST           SALES       (DEPRECIATION)     04/30/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 5,431,618   $105,610,205   $ (99,031,595)        $--        $12,010,228   $320,873       $--
                         -----------   ------------   -------------         ---        -----------   --------       ---
Premier
   Portfolio-
   Institutional Class     5,431,618    105,610,205     (99,031,595)         --         12,010,228    319,620        --
                         -----------   ------------   -------------         ---        -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $10,863,236   $211,220,410   $(198,063,190)        $--        $24,020,456   $640,493       $--
                         ===========   ============   =============         ===        ===========   ========       ===

     AIM GLOBAL REAL ESTATE

     NOTE 3 - INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $533,795,259 and $122,458,682, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $100,267,075
Aggregate unrealized (depreciation) of investment securities     (1,065,916)
                                                               ------------
Net unrealized appreciation of investment securities           $ 99,201,159
                                                               ============

Cost of investments for tax purposes is $643,201,090.

                               AIM High Yield Fund
            Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   HYI-QTR-1 4/07   A I M Advisors, Inc.

AIM High Yield Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
BONDS & NOTES-93.07%
AEROSPACE & DEFENSE-2.28%
Armor Holdings, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.25%,
   08/15/13(a)                                    $   3,830,000   $    4,050,225
                                                                  --------------
DRS Technologies, Inc.,
   Sr. Unsec. Conv. Putable Notes,
   2.00%, 02/01/11 (Acquired
   01/30/06; Cost $1,875,000)(a)(b)                   1,875,000        1,940,625
   Sr. Unsec. Gtd. Notes,
   6.63%, 02/01/16(a)                                 2,815,000        2,857,225
                                                                  --------------
Esterline Technologies Corp., Sr.
   Note, 6.63%, 03/01/17 (Acquired
   02/22/07; Cost $500,000)(a)(b)                       500,000          510,000
                                                                  --------------
Hawker Beechcraft Acquisition Co., LLC/ Hawker
   Beechcraft Notes Co.,
   Sr. Notes,
   8.50%, 04/01/15 (Acquired
   03/16/07-04/11/07; Cost
   $1,447,075)(a)(b)                                  1,405,000        1,492,812
   Sr. Sub. Notes,
   9.75%, 04/01/17 (Acquired
   03/16/07-04/11/07; Cost
   $2,454,538)(a)(b)(c)                               2,340,000        2,527,200
                                                                  --------------
Hexcel Corp., Sr. Unsec. Sub.
   Global Notes, 6.75%, 02/01/15(a)                   7,860,000        7,899,300
                                                                  --------------
                                                                      21,277,387
                                                                  --------------
AIRLINES-0.53%
Continental Airlines Inc., Unsec.
   Unsub. Notes, 8.75%, 12/01/11(a)(c)                2,810,000        2,810,000
                                                                  --------------
Delta Air Lines Inc.-Series 2002-1,
   Class C, Pass Through Ctfs., 7.78%,
   01/02/12(a)                                        2,086,842        2,120,753
                                                                  --------------
                                                                       4,930,753
                                                                  --------------
ALTERNATIVE CARRIERS-0.93%
Level 3 Financing Inc.,
   Sr. Floating Rate Notes,
   9.15%, 02/15/15 (Acquired
   02/09/07; Cost $930,000)(a)(b)(d)                    930,000          946,275
   Sr. Notes,
   8.75%, 02/15/17 (Acquired
   04/12/07; Cost $2,829,075)(a)(b)                   2,815,000        2,885,375
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
ALTERNATIVE CARRIERS-(CONTINUED)
   9.25%, 11/01/14 (Acquired
   10/25/06-12/13/06; Cost
   $4,708,913)(a)(b)                              $   4,660,000   $    4,869,700
                                                                  --------------
                                                                       8,701,350
                                                                  --------------
ALUMINUM-1.70%
Aleris International, Inc., Sr. Notes,
   9.00%, 12/15/14 (Acquired
   01/17/07-01/26/07; Cost
   $3,843,225)(a)(b)                                  3,720,000        3,975,750
                                                                  --------------
Century Aluminum Co., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 08/15/14(a)                   3,550,000        3,692,000
                                                                  --------------
Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15(a)(c)                7,715,000        8,197,187
                                                                  --------------
                                                                      15,864,937
                                                                  --------------
APPAREL RETAIL-0.69%
Payless ShoeSource, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   08/01/13(a)(c)                                     6,065,000        6,413,738
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.28%
American Achievement Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   04/01/12(a)                                        2,795,000        2,861,381
                                                                  --------------
Broder Brothers Co.-Series B, Sr.
   Unsec. Gtd. Global Notes, 11.25%,
   10/15/10(a)(c)                                     6,151,000        6,289,397
                                                                  --------------
Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.88%, 04/01/16(a)(c)                4,670,000        5,049,438
                                                                  --------------
Perry Ellis International, Inc.-Series
   B, Sr. Unsec. Gtd. Sub. Global
   Notes, 8.88%, 09/15/13(a)                          3,705,000        3,862,463
                                                                  --------------
Warnaco Inc., Sr. Unsec. Global Notes,
   8.88%, 06/15/13(a)                                 3,025,000        3,240,531
                                                                  --------------
                                                                      21,303,210
                                                                  --------------
AUTO PARTS & EQUIPMENT-2.65%
American Axle & Manufacturing Inc.,
   Sr. Unsec. Gtd. Notes, 7.88%,
   03/01/17(a)                                        2,920,000        2,949,200
                                                                  --------------
Dana Corp., Unsec. Notes, 6.50%,
   03/01/09(a)(c)(e)                                  3,730,000        3,105,225
                                                                  --------------
Lear Corp.,
   -Series B,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/13(a)                                 2,795,000        2,760,062
   8.75%, 12/01/16(a)(c)                              1,880,000        1,833,000

AIM High Yield Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
AUTO PARTS & EQUIPMENT-(CONTINUED)
Tenneco Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.63%, 11/15/14(a)(c)            $   2,815,000   $    3,005,012
                                                                  --------------
TRW Automotive Inc., Sr. Unsec. Gtd.
   Notes, 7.25%, 03/15/17 (Acquired
   03/14/07; Cost $3,660,558)(a)(b)                   3,725,000        3,720,344
                                                                  --------------
Visteon Corp.,
   Sr. Unsec. Global Notes,
   8.25%, 08/01/10(a)                                 2,325,000        2,377,313
   Sr. Unsec. Notes,
   7.00%, 03/10/14(a)                                 5,595,000        5,000,531
                                                                  --------------
                                                                      24,750,687
                                                                  --------------
AUTOMOBILE MANUFACTURERS-1.61%
Ford Motor Co., Unsec. Global Notes,
   7.45%, 07/16/31(a)(c)                              3,725,000        2,970,688
                                                                  --------------
General Motors Corp.,
   Global Notes,
   7.20%, 01/15/11(a)                                 5,605,000        5,352,775
   Sr. Unsec. Unsub. Global Deb.,
   8.38%, 07/15/33(a)(c)                              7,425,000        6,738,187
                                                                  --------------
                                                                      15,061,650
                                                                  --------------
BROADCASTING & CABLE TV-6.24%
CCH I Holdings LLC,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   11.13%, 01/15/14(a)                                4,690,000        4,549,300
   12.13%, 01/15/15(a)(f)                             1,875,000        1,882,031
                                                                  --------------
CCH I Holdings LLC/CCH I Holdings
   Capital Corp., Sr. Sec. Gtd. Global
   Notes, 11.00%, 10/01/15(a)                         6,525,000        6,940,969
                                                                  --------------
Clear Channel Communications Inc., Sr.
   Notes, 5.50%, 09/15/14(a)                          1,870,000        1,659,083
                                                                  --------------
CSC Holdings Inc.-Series B, Sr. Unsec.
   Unsub. Notes, 7.63%, 04/01/11(a)                   6,510,000        6,721,575
                                                                  --------------
Echostar DBS Corp.,
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 10/01/14(a)                                 3,715,000        3,789,300
   7.00%, 10/01/13(a)                                 1,865,000        1,946,594
   7.13%, 02/01/16(a)                                 2,795,000        2,924,269
                                                                  --------------
Hughes Network Systems LLC/HNS Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 9.50%, 04/15/14(a)                          1,880,000        1,988,100
                                                                  --------------
Intelsat Subsidiary Holding Co. Ltd.
   (Bermuda), Sr. Gtd. Global Notes,
   8.25%, 01/15/13(a)                                 3,650,000        3,823,375
                                                                  --------------
Mediacom Broadband LLC/Corp.,
   Sr. Notes,
   8.50%, 10/15/15 (Acquired
   09/28/06; Cost $1,851,013)(a)(b)                   1,865,000        1,944,263
   Sr. Unsec. Global Notes,
   8.50%, 10/15/15(a)(c)                              2,780,000        2,898,150
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
BROADCASTING & CABLE TV-(CONTINUED)
Rainbow National Services LLC, Sr.
   Notes, 8.75%, 09/01/12 (Acquired
   08/13/04-05/09/06; Cost
   $8,499,763)(a)(b)                              $   8,255,000   $    8,853,487
                                                                  --------------
Sinclair Broadcast Group, Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   8.00%, 03/15/12(a)                                 2,695,000        2,802,800
                                                                  --------------
Videotron Ltee (Canada), Sr. Unsec.
   Gtd. Global Notes, 6.88%,
   01/15/14(a)                                        3,715,000        3,798,587
                                                                  --------------
Virgin Media Finance PLC, Sr. Unsec.
   Gtd. Global Notes, 8.75%,
   04/15/14(a)                                        1,652,000        1,744,925
                                                                  --------------
                                                                      58,266,808
                                                                  --------------
BUILDING PRODUCTS-1.39%
Associated Materials Inc.,
   Sr. Unsec. Disc. Global Notes,
   11.25%, 03/01/14(a)(c)(f)                          6,695,000        5,021,250
   Sr. Unsec. Gtd. Sub. Global Notes,
   9.75%, 04/15/12(a)(c)                              1,860,000        1,948,350
                                                                  --------------
Building Materials Corp. of America,
   Sr. Sec. Gtd. Global Notes, 7.75%,
   08/01/14(a)(c)                                     3,290,000        3,273,550
                                                                  --------------
Goodman Global Holdings Inc.-Series B,
   Sr. Unsec. Gtd. Floating Rate
   Global Notes, 8.36%, 06/15/12(a)(d)                2,710,000        2,757,425
                                                                  --------------
                                                                      13,000,575
                                                                  --------------
CASINOS & GAMING-4.62%
Great Canadian Gaming Corp. (Canada),
   Sr. Unsec. Gtd. Sub. Notes, 7.25%,
   02/15/15 (Acquired
   02/07/07-03/21/07; Cost
   $2,811,656)(a)(b)                                  2,790,000        2,845,800
                                                                  --------------
Harrah's Operating Co., Inc., Sr.
   Unsec. Gtd. Notes, 6.50%,
   06/01/16(a)                                        1,860,000        1,659,120
                                                                  --------------
Isle of Capri Casinos, Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.00%, 03/01/14(a)                                 6,080,000        6,019,200
                                                                  --------------
MGM Mirage,
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15(a)                                 4,630,000        4,520,038
   Sr. Unsec. Gtd. Notes,
   7.63%, 01/15/17(a)(c)                              4,660,000        4,793,975
                                                                  --------------
Poster Financial Group Inc., Sr. Sec.
   Global Notes, 8.75%, 12/01/11(a)                   7,480,000        7,816,600
                                                                  --------------
Seneca Gaming Corp., Sr. Global Notes,
   7.25%, 05/01/12(a)                                 4,110,000        4,202,475
                                                                  --------------
Station Casinos, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 04/01/12(a)                                 6,825,000        6,739,687
   Sr. Unsec. Notes,
   7.75%, 08/15/16(a)                                 1,865,000        1,967,575
   Sr. Unsec. Sub. Global Notes,
   6.63%, 03/15/18(a)                                 2,810,000        2,599,250
                                                                  --------------
                                                                      43,163,720
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM High Yield Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
COAL & CONSUMABLE FUELS-0.71%
Massey Energy Co., Sr. Unsec. Gtd.
   Global Notes, 6.63%, 11/15/10(a)               $   6,525,000   $    6,639,188
                                                                  --------------
COMMERCIAL PRINTING-0.67%
Quebecor World Capital Corp. (Canada),
   Sr. Notes, 8.75%, 03/15/16
   (Acquired 12/06/06-04/05/07; Cost
   $5,924,863)(a)(b)                                  6,065,000        6,231,788
                                                                  --------------
COMMODITY CHEMICALS-0.58%
BCP Crystal US Holdings Corp., Sr.
   Sub. Global Notes, 9.63%,
   06/15/14(a)                                              300              327
                                                                  --------------
Koppers Holdings Inc., Sr. Unsec. Sub.
   Disc. Global Notes, 9.88%,
   11/15/14(a)(f)                                     3,905,000        3,363,181
                                                                  --------------
Lyondell Chemical Co., Sr. Unsec. Gtd.
   Global Notes, 8.25%, 09/15/16(a)                   1,865,000        2,014,200
                                                                  --------------
                                                                       5,377,708
                                                                  --------------
COMMUNICATIONS EQUIPMENT-0.21%
MasTec, Inc., Sr. Notes, 7.63%,
   02/01/17 (Acquired 01/24/07; Cost
   $930,000)(a)(b)                                      930,000          946,275
                                                                  --------------
Superior Essex Communications
   LLC/Essex Group Inc., Sr. Global
   Notes, 9.00%, 04/15/12(a)                            955,000          997,975
                                                                  --------------
                                                                       1,944,250
                                                                  --------------
CONSTRUCTION & ENGINEERING-0.31%
Great Lakes Dredge & Dock Corp., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.75%, 12/15/13(a)                                 2,890,000        2,882,775
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.11%
Esco Corp., Sr. Notes, 8.63%, 12/15/13
   (Acquired 12/13/06; Cost
   $963,900)(a)(b)                                      945,000        1,011,150
                                                                  --------------
Titan International Inc., Sr. Notes,
   8.00%, 01/15/12 (Acquired
   12/19/06-03/19/07; Cost
   $4,741,738)(a)(b)                                  4,675,000        4,873,687
                                                                  --------------
Trinity Industries, Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 6.50%,
   03/15/14(a)                                        2,841,000        2,837,449
                                                                  --------------
Wabtec Corp., Sr. Unsec. Gtd. Global
   Notes, 6.88%, 07/31/13(a)                          1,670,000        1,684,613
                                                                  --------------
                                                                      10,406,899
                                                                  --------------
CONSTRUCTION MATERIALS-0.56%
U.S. Concrete, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.38%,
   04/01/14(a)(c)                                     5,080,000        5,207,000
                                                                  --------------
CONSUMER FINANCE-4.47%
Ford Motor Credit Co. LLC,
   Sr. Notes,
   9.88%, 08/10/11(a)                                 1,865,000        1,992,715

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
CONSUMER FINANCE-(CONTINUED)
   Sr. Unsec. Notes,
   8.00%, 12/15/16(a)(c)                          $   1,875,000   $    1,837,425
   8.63%, 11/01/10(a)                                 7,455,000        7,679,321
   Unsub. Global Notes,
   7.00%, 10/01/13(a)                                11,145,000       10,616,727
                                                                  --------------
General Motors Acceptance Corp. LLC,
   Global Bonds,
   8.00%, 11/01/31(a)(c)                              9,280,000       10,022,400
   Global Notes,
   6.75%, 12/01/14(a)                                 3,970,000        3,926,886
   Sr. Unsec. Unsub. Notes,
   6.00%, 12/15/11(a)                                 2,830,000        2,766,268
                                                                  --------------
KAR Holdings Inc.,
   10.00%, 05/01/15 (Acquired
   04/13/07; Cost $935,000)(a)(b)                       935,000          972,400
   Sr. Notes,
   8.75%, 05/01/14 (Acquired
   04/13/07; Cost $1,865,000)(a)(b)                   1,865,000        1,917,444
                                                                  --------------
                                                                      41,731,586
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.00%
Sungard Data Systems Inc., Sr. Unsec.
   Gtd. Global Notes, 9.13%,
   08/15/13(a)                                           40,000           43,100
                                                                  --------------
DIVERSIFIED CHEMICALS-0.76%
Innophos Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.88%, 08/15/14(a)                   6,760,000        7,098,000
                                                                  --------------
DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES-2.28%
Aramark Corp., Sr. Notes, 8.50%,
   02/01/15 (Acquired 01/17/07; Cost
   $1,860,000)(a)(b)(c)                               1,860,000        1,950,675
                                                                  --------------
GEO Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13(a)                   4,685,000        4,919,250
                                                                  --------------
Mobile Services Group Inc., Sr. Notes,
   9.75%, 08/01/14 (Acquired 07/20/06;
   Cost $935,000)(a)(b)                                 935,000        1,019,150
                                                                  --------------
Travelport LLC,
   Sr. Notes,
   9.88%, 09/01/14 (Acquired
   08/11/06-03/07/07; Cost
   $8,696,175)(a)(b)                                  8,530,000        9,191,075
   Sr. Sub. Notes,
   11.88%, 09/01/16 (Acquired
   08/11/06; Cost
   $3,720,000)(a)(b)(c)                               3,720,000        4,175,700
                                                                  --------------
                                                                      21,255,850
                                                                  --------------
DIVERSIFIED METALS & MINING-0.87%
Freeport-McMorRan Copper & Gold Inc.,
   Sr. Unsec. Notes,
   8.25%, 04/01/15(a)                                 2,790,000        3,030,637
   8.38%, 04/01/17(a)                                 4,660,000        5,120,175
                                                                  --------------
                                                                       8,150,812
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM High Yield Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
DRUG RETAIL-1.00%
Jean Coutu Group (PJC) Inc. (Canada),
   Sr. Unsec. Global Notes, 7.63%,
   08/01/12(a)                                    $   6,055,000   $    6,458,868
                                                                  --------------
Rite Aid Corp.,
   Sec. Unsub. Gtd. Global Notes,
   8.13%, 05/01/10(a)(c)                              1,855,000        1,919,925
   Sr. Sec. Unsub. Gtd. Notes,
   7.50%, 03/01/17(a)                                   930,000          932,325
                                                                  --------------
                                                                       9,311,118
                                                                  --------------
ELECTRIC UTILITIES-2.32%
Edison Mission Energy, Sr. Unsec.
   Global Notes, 7.75%, 06/15/16(a)(c)                2,825,000        3,001,562
                                                                  --------------
LSP Energy L.P./LSP Batesville Funding
   Corp.-Series C, Sr. Sec. Bonds,
   7.16%, 01/15/14(a)                                 2,948,985        3,001,913
                                                                  --------------
Midwest Generation, LLC, Sr. Sec.
   Second Priority Putable Global
   Notes, 8.75%, 05/01/34(a)                          2,525,000        2,796,438
                                                                  --------------
Mirant North America, LLC, Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   12/31/13(a)                                        2,790,000        2,962,645
                                                                  --------------
NSG Holdings LLC/ NSG Holdings Inc.,
   Sr. Sec. Notes, 7.75%, 12/15/25
   (Acquired 03/06/07; Cost
   $935,000)(a)(b)                                      935,000          987,594
                                                                  --------------
Reliant Energy, Inc., Sr. Sec. Gtd.
   Notes, 6.75%, 12/15/14(a)                          5,032,000        5,277,310
                                                                  --------------
Tenaska Alabama Partners LP, Sr. Sec.
   Notes, 7.00%, 06/30/21 (Acquired
   12/12/06; Cost $3,602,302)(a)(b)                   3,588,844        3,642,677
                                                                  --------------
                                                                      21,670,139
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.59%
NXP BV/NXP Funding LLC, Sr. Notes,
   9.50%, 10/15/15 (Acquired
   01/17/07-03/06/07; Cost
   $5,370,275)(a)(b)(c)                               5,200,000        5,486,000
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.41%
Allied Waste North America,
   Inc.-Series B, Sr. Sec. Gtd. Global
   Notes, 7.13%, 05/15/16(a)(c)                       3,730,000        3,837,238
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.32%
Mosaic Co. (The),
   Sr. Notes,
   7.38%, 12/01/14 (Acquired
   11/16/06; Cost $1,865,000)(a)(b)                   1,865,000        1,955,919
   7.63%, 12/01/16 (Acquired
   11/16/06; Cost $935,000)(a)(b)                       935,000          995,775
                                                                  --------------
                                                                       2,951,694
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
FOOD RETAIL-0.10%
SUPERVALU Inc., Sr. Unsec. Medium Term
   Notes, 7.50%, 11/15/14(a)(c)                   $     930,000   $      974,175
                                                                  --------------
FOREST PRODUCTS-0.36%
Millar Western Forest Products Ltd.
   (Canada), Sr. Unsec. Global Notes,
   7.75%, 11/15/13(a)                                 3,720,000        3,348,000
                                                                  --------------
GAS UTILITIES-0.21%
SEMCO Energy, Inc., Sr. Global Notes,
   7.75%, 05/15/13(a)                                 1,890,000        1,960,875
                                                                  --------------
GENERAL MERCHANDISE STORES-0.28%
Pantry, Inc. (The), Sr. Sub. Gtd.
   Global Notes, 7.75%, 02/15/14(a)                   2,535,000        2,573,025
                                                                  --------------
HEALTH CARE FACILITIES-3.18%
Concentra Operating Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 9.13%,
   06/01/12(a)                                        2,520,000        2,702,700
                                                                  --------------
HCA, Inc.,
   Sr. Sec. Notes,
   9.13%, 11/15/14 (Acquired
   11/09/06-01/05/07; Cost
   $1,415,075)(a)(b)                                  1,355,000        1,470,175
   9.25%, 11/15/16 (Acquired
   11/09/06-03/06/07; Cost
   $3,922,625)(a)(b)                                  3,740,000        4,099,975
   Sr. Unsec. Bonds,
   7.50%, 11/06/33(a)                                 2,815,000        2,442,013
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15(a)                                 1,875,000        1,647,656
   6.50%, 02/15/16(a)(c)                              3,805,000        3,334,131
   Sr. Unsec. Notes,
   8.75%, 09/01/10(a)(c)                              3,725,000        3,948,500
                                                                  --------------
Tenet Healthcare Corp.,
   Sr. Unsec. Notes,
   6.38%, 12/01/11(a)                                 7,410,000        6,993,187
   7.38%, 02/01/13(a)                                    40,000           37,750
                                                                  --------------
Triad Hospitals, Inc., Sr. Unsec. Sub.
   Notes, 7.00%, 11/15/13(a)(c)                       2,820,000        2,971,575
                                                                  --------------
                                                                      29,647,662
                                                                  --------------
HEALTH CARE SERVICES-2.20%
AmeriPath, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 04/01/13(a)                  5,150,000        5,626,375
                                                                  --------------
Omnicare, Inc., Sr. Unsec. Sub. Gtd.
   Notes, 6.88%, 12/15/15(a)(c)                       1,875,000        1,875,000
                                                                  --------------
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15(a)                     930,000          995,100
                                                                  --------------
Universal Hospital Services Inc., Sr.
   Unsec. Global Notes, 10.13%,
   11/01/11(a)                                        6,245,000        6,689,956
                                                                  --------------
US Oncology, Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 08/15/12(a)                   4,975,000        5,323,250
                                                                  --------------
                                                                      20,509,681
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM High Yield Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
HEALTH CARE SUPPLIES-0.31%
Inverness Medical Innovations, Inc.,
   Sr. Gtd. Sub. Global Notes, 8.75%,
   02/15/12(a)                                    $   2,790,000   $    2,915,550
                                                                  --------------
HOMEBUILDING-0.39%
Technical Olympic USA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(a)(c)                                935,000          902,275
   9.00%, 07/01/10(a)                                 2,875,000        2,767,188
                                                                  --------------
                                                                       3,669,463
                                                                  --------------
HOMEFURNISHING RETAIL-0.40%
Rent-A-Center Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.50%, 05/01/10(a)                                 3,730,000        3,776,625
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-1.04%
Grupo Posadas S.A. de C.V. (Mexico),
   Sr. Unsec. Notes, 8.75%, 10/04/11
   (Acquired 10/15/04-01/20/05; Cost
   $1,806,875)(a)(b)                                  1,750,000        1,837,500
                                                                  --------------
NCL Corp., Sr. Unsec. Unsub. Global
   Notes, 10.63%, 07/15/14(a)                         7,935,000        7,915,162
                                                                  --------------
                                                                       9,752,662
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.24%
AES Corp. (The),
   Sr. Sec. Second Priority Notes,
   8.75%, 05/15/13 (Acquired
   03/06/07; Cost $2,914,275)(a)(b)                   2,730,000        2,927,925
   Sr. Unsec. Unsub. Notes,
   7.75%, 03/01/14(a)(c)                              2,585,000        2,746,563
                                                                  --------------
AES Red Oak LLC-Series A, Sr. Sec.
   Bonds, 8.54%, 11/30/19(a)                          6,490,636        7,107,246
                                                                  --------------
Mirant Americas Generation LLC,
   Sr. Unsec. Notes,
   8.30%, 05/01/11(a)                                 1,865,000        1,983,894
   8.50%, 10/01/21(a)                                 2,795,000        2,906,800
                                                                  --------------
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.38%, 01/15/17(a)                                 9,195,000        9,597,281
   7.38%, 02/01/16(a)                                 2,830,000        2,957,350
                                                                  --------------
                                                                      30,227,059
                                                                  --------------
INDUSTRIAL CONGLOMERATES-0.79%
Idalex Holding Corp.-Series B, Sr.
   Sec. Gtd. Global Notes, 11.50%,
   02/01/14(a)(c)                                     3,255,000        3,450,300
                                                                  --------------
TransDigm Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.75%, 07/15/14(a)(c)                3,765,000        3,943,838
                                                                  --------------
                                                                       7,394,138
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
INDUSTRIAL MACHINERY-0.75%
Columbus McKinnon Corp., Sr. Sub.
   Global Notes, 8.88%, 11/01/13(a)               $   3,725,000   $    3,985,750
                                                                  --------------
Stewart & Stevenson LLC/Stewart &
   Stevenson Corp., Sr. Notes, 10.00%,
   07/15/14 (Acquired
   12/06/06-03/09/07; Cost
   $3,012,125)(a)(b)                                  2,860,000        3,024,450
                                                                  --------------
                                                                       7,010,200
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.99%
Empresa Brasileira de Telecom S.A.
   (Brazil)-Series B, Gtd. Global
   Notes, 11.00%, 12/15/08(a)                         3,630,000        3,924,937
                                                                  --------------
Hawaiian Telcom Communications Inc.,
   -Series B,
   Sr. Unsec. Gtd. Global Notes,
   9.75%, 05/01/13(a)(c)                              2,995,000        3,159,725
   Sr. Unsec. Gtd. Sub. Global Notes,
   12.50%, 05/01/15(a)(c)                             1,910,000        2,158,300
                                                                  --------------
                                                                       9,242,962
                                                                  --------------
METAL & GLASS CONTAINERS-0.66%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(a)                                 1,330,000        1,401,487
                                                                  --------------
Pliant Corp., Sr. Sec. Global Notes,
   11.63%, 06/15/09(a)                                1,975,117        2,261,509
                                                                  --------------
Vitro S.A. de C.V. (Mexico), Sr.
   Unsec. Unsub. Notes, 9.13%,
   02/01/17 (Acquired 01/25/07; Cost
   $2,302,560)(a)(b)                                  2,340,000        2,468,700
                                                                  --------------
                                                                       6,131,696
                                                                  --------------
MORTGAGE REIT'S-0.28%
Thornburg Mortgage Inc., Sr. Unsec.
   Global Notes, 8.00%, 05/15/13(a)                   2,590,000        2,583,525
                                                                  --------------
MOVIES & ENTERTAINMENT-0.82%
Cinemark Inc., Sr. Unsec. Disc. Global
   Notes, 9.75%, 03/15/14(a)(f)                       4,685,000        4,357,050
                                                                  --------------
Marquee Holdings Inc., Sr. Unsec.
   Disc. Global Notes, 12.00%,
   08/15/14(a)(f)                                     3,730,000        3,338,350
                                                                  --------------
                                                                       7,695,400
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-3.44%
Allis-Chalmers Energy Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 03/01/17(a)                                 5,600,000        5,656,000
   9.00%, 01/15/14(a)                                   930,000          961,388
                                                                  --------------
Basic Energy Services Inc., Sr. Unsec.
   Gtd. Global Notes, 7.13%,
   04/15/16(a)                                        2,105,000        2,086,581
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

AIM High Yield Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)
Calfrac Holdings LP, Sr. Notes, 7.75%,
   02/15/15 (Acquired 02/07/07; Cost
   $3,850,000)(a)(b)                              $   3,850,000   $    3,821,125
                                                                  --------------
CHC Helicopter Corp. (Canada), Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.38%, 05/01/14(a)                                 5,110,000        5,033,350
                                                                  --------------
Compagnie Generale de Geophysique-Veritas (France),
   Sr. Unsec. Gtd. Global Notes,
   7.50%, 05/15/15(a)                                   930,000          981,150
   7.75%, 05/15/17(a)                                   930,000          990,450
                                                                  --------------
Complete Production Services Inc., Sr.
   Notes, 8.00%, 12/15/16 (Acquired
   11/29/06; Cost $935,000)(a)(b)                       935,000          970,062
                                                                  --------------
Hanover Compressor Co., Sr. Unsec.
   Gtd. Notes, 9.00%, 06/01/14(a)(c)                  1,855,000        2,014,994
                                                                  --------------
PHI Inc., Sr. Unsec. Gtd. Global
   Notes, 7.13%, 04/15/13(a)                          7,140,000        6,997,200
                                                                  --------------
Universal Compression Inc., Sr. Unsec.
   Gtd. Global Notes, 7.25%,
   05/15/10(a)                                        2,595,000        2,643,656
                                                                  --------------
                                                                      32,155,956
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-3.52%
Chaparral Energy Inc., Sr. Notes,
   8.88%, 02/01/17 (Acquired 02/06/07;
   Cost $742,350)(a)(b)                                 735,000          757,050
                                                                  --------------
Cimarex Energy Co., Sr. Notes, 7.13%,
   05/01/17(a)                                        2,815,000        2,857,225
                                                                  --------------
Delta Petroleum Corp., Sr. Unsec. Gtd.
   Global Notes, 7.00%, 04/01/15(a)(c)                4,900,000        4,483,500
                                                                  --------------
Encore Acquisition Co., Sr. Unsec.
   Gtd. Sub. Global Notes, 6.00%,
   07/15/15(a)                                        5,761,000        5,300,120
                                                                  --------------
Mariner Energy Inc., Sr. Notes, 8.00%,
   05/15/17(a)                                          935,000          945,519
                                                                  --------------
OPTI Canada Inc. (Canada), Sr. Sec.
   Gtd. Notes, 8.25%, 12/15/14
   (Acquired 02/14/07-02/28/07; Cost
   $4,264,844)(a)(b)                                  4,095,000        4,371,413
                                                                  --------------
Paramount Resources Ltd. (Canada), Sr.
   Unsec. Unsub. Yankee Notes, 8.50%,
   01/31/13(a)                                        7,446,000        7,697,302
                                                                  --------------
Quicksilver Resources Inc., Sr. Unsec.
   Gtd. Sub. Notes, 7.13%,
   04/01/16(a)(c)                                     1,880,000        1,875,300
                                                                  --------------
Whiting Petroleum Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.00%,
   02/01/14(a)                                        4,695,000        4,595,231
                                                                  --------------
                                                                      32,882,660
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.57%
United Refining Co.-Series 2, Sr.
   Unsec. Gtd. Global Notes, 10.50%,
   08/15/12(a)                                        5,065,000        5,356,238
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OIL & GAS STORAGE & TRANSPORTATION-3.02%
Copano Energy LLC, Sr. Unsec. Gtd.
   Global Notes, 8.13%, 03/01/16(a)               $   6,295,000   $    6,594,012
                                                                  --------------
El Paso Production Holding Co., Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   06/01/13(a)                                        3,725,000        3,943,844
                                                                  --------------
MarkWest Energy Partners L.P./ MarkWest Energy Finance Corp.,
   -Series B,
   Sr. Unsec. Gtd. Global Notes,
   6.88%, 11/01/14(a)                                 4,765,000        4,693,525
   8.50%, 07/15/16(a)                                 3,035,000        3,213,306
                                                                  --------------
Sabine Pass LNG L.P., Sr. Sec. Notes,
   7.25%, 11/30/13 (Acquired 11/01/06;
   Cost $6,475,000)(a)(b)                             6,475,000        6,677,344
                                                                  --------------
Tennessee Gas Pipeline Co., Unsec.
   Unsub. Deb., 7.50%, 04/01/17(a)                    1,880,000        2,117,124
                                                                  --------------
Williams Partners L.P./Williams
   Partners Finance Corp., Sr. Unsec.
   Gtd. Bonds, 7.25%, 02/01/17
   (Acquired 12/06/06; Cost
   $930,000)(a)(b)                                      930,000          989,288
                                                                  --------------
                                                                      28,228,443
                                                                  --------------
PACKAGED FOODS & MEATS-0.99%
Dole Foods Co. Inc., Sr. Unsec. Gtd.
   Global Notes, 7.25%, 06/15/10(a)(c)                4,650,000        4,574,437
                                                                  --------------
Nutro Products Inc.,
   Sr. Floating Rate Notes,
   9.37%, 10/15/13 (Acquired
   04/13/06; Cost $470,000)(a)(b)                       470,000          484,100
   Sr. Sub. Notes,
   10.75%, 04/15/14 (Acquired
   04/13/06-07/07/06; Cost
   $4,080,444)(a)(b)(c)                               3,965,000        4,222,725
                                                                  --------------
                                                                       9,281,262
                                                                  --------------
PAPER PACKAGING-1.48%
Caraustar Industries, Inc., Unsec.
   Unsub. Notes, 7.38%, 06/01/09(a)                   9,580,000        9,328,525
                                                                  --------------
Jefferson Smurfit Corp., Sr. Unsec.
   Gtd. Unsub. Global Notes, 7.50%,
   06/01/13(a)(c)                                     4,490,000        4,467,550
                                                                  --------------
                                                                      13,796,075
                                                                  --------------
PAPER PRODUCTS-2.92%
Abitibi-Consolidated Finance L.P.,
   Unsec. Gtd. Notes, 7.88%,
   08/01/09(a)                                        2,825,000        2,846,188
                                                                  --------------
Boise Cascade LLC, Sr. Unsec. Gtd.
   Sub. Global Notes, 7.13%,
   10/15/14(a)(c)                                     2,235,000        2,246,175
                                                                  --------------
Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10(a)                   2,975,000        2,989,875
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            6

AIM High Yield Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
PAPER PRODUCTS-(CONTINUED)
Domtar Inc. (Canada),
   Unsec. Unsub. Yankee Notes,
   7.13%, 08/15/15(a)                             $   1,840,000   $    1,881,400
   Yankee Notes,
   5.38%, 12/01/13(a)                                   945,000          883,575
                                                                  --------------
Exopack Holding Corp., Sr. Unsec. Gtd.
   Global Notes, 11.25%, 02/01/14(a)                  2,335,000        2,556,825
                                                                  --------------
Georgia-Pacific Corp.,
   Sr. Gtd. Notes,
   7.00%, 01/15/15 (Acquired
   12/13/06-01/10/07; Cost
   $3,729,650)(a)(b)(c)                               3,725,000        3,762,250
   7.13%, 01/15/17 (Acquired
   12/13/06-02/21/07; Cost
   $1,345,063)(a)(b)                                  1,340,000        1,353,400
                                                                  --------------
Mercer International Inc., Sr. Unsec.
   Global Notes, 9.25%, 02/15/13(a)                   2,760,000        2,801,400
                                                                  --------------
Neenah Paper, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.38%, 11/15/14(a)                   3,015,000        2,932,087
                                                                  --------------
Verso Paper Holdings LLC/Verson Paper
   Inc., Sr. Sec. Notes, 9.13%,
   08/01/14 (Acquired 07/26/06; Cost
   $2,800,000)(a)(b)(c)                               2,800,000        2,982,000
                                                                  --------------
                                                                      27,235,175
                                                                  --------------
PERSONAL PRODUCTS-0.89%
DEL Laboratories Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.00%,
   02/01/12(a)(c)                                     3,740,000        3,534,300
                                                                  --------------
NBTY, Inc., Sr. Unsec. Sub. Global
   Notes, 7.13%, 10/01/15(a)                          4,650,000        4,766,250
                                                                  --------------
                                                                       8,300,550
                                                                  --------------
PHARMACEUTICALS-1.70%
Elan Finance PLC/Elan Finance Corp. (Ireland),
   Sr. Unsec. Gtd. Global Notes,
   7.75%, 11/15/11(a)                                 2,795,000        2,801,988
   Sr. Unsec. Notes,
   8.88%, 12/01/13 (Acquired
   11/17/06; Cost $2,745,000)(a)(b)                   2,745,000        2,861,663
                                                                  --------------
Leiner Health Products Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   11.00%, 06/01/12(a)(c)                             3,630,000        3,607,312
                                                                  --------------
Valeant Pharmaceuticals International,
   Sr. Unsec. Global Notes, 7.00%,
   12/15/11(a)                                        6,810,000        6,648,262
                                                                  --------------
                                                                      15,919,225
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-0.85%
Crum & Forster Holdings Corp.,
   Sr. Global Notes,
   10.38%, 06/15/13(a)(c)                             3,725,000        4,134,750
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
   Sr. Notes,
   7.75%, 05/01/17 (Acquired
   04/23/07; Cost $3,745,000)(a)(b)               $   3,745,000   $    3,773,087
                                                                  --------------
                                                                       7,907,837
                                                                  --------------
PUBLISHING-2.49%
Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%,
   11/15/13(a)(c)(f)                                  7,455,000        7,054,294
                                                                  --------------
Idearc Inc., Sr. Notes, 8.00%,
   11/15/16 (Acquired 11/01/06; Cost
   $3,725,000)(a)(b)                                  3,725,000        3,906,594
                                                                  --------------
MediMedia USA Inc., Sr. Sub. Notes,
   11.38%, 11/15/14 (Acquired
   11/01/06; Cost $465,000)(a)(b)                       465,000          487,088
                                                                  --------------
Nielsen Finance LLC/Nielsen Finance
   Co., Sr. Notes, 10.00%, 08/01/14
   (Acquired 11/30/06-03/07/07; Cost
   $6,041,250)(a)(b)                                  5,660,000        6,240,150
                                                                  --------------
Valassis Communications Inc., Sr.
   Notes, 8.25%, 03/01/15 (Acquired
   02/27/07; Cost $2,785,000)(a)(b)                   2,785,000        2,764,112
                                                                  --------------
Vertis Inc.-Series B, Sr. Unsec. Gtd.
   Global Notes, 10.88%, 06/15/09(a)(c)               2,790,000        2,765,587
                                                                  --------------
                                                                      23,217,825
                                                                  --------------
RAILROADS-1.08%
Kansas City Southern de Mexico, S.A.
   de C.V. (Mexico), Sr. Global Notes,
   9.38%, 05/01/12 (Acquired
   04/13/05-03/29/07; Cost
   $9,745,703)(a)(b)(c)                               9,360,000       10,108,800
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.40%
Realogy Corp., Sr. Notes, 10.50%,
   04/15/14 (Acquired 04/05/07; Cost
   $3,704,475)(a)(b)                                  3,750,000        3,764,063
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.50%
Amkor Technology Inc., Sr. Unsec.
   Global Notes, 7.13%, 03/15/11(a)(c)                4,665,000        4,676,663
                                                                  --------------
SEMICONDUCTORS-2.46%
Advanced Micro Devices Inc., Sr.
   Notes, 6.00%, 05/01/15 (Acquired
   04/24/07; Cost $4,680,000)(a)(b)                   4,680,000        4,591,127
                                                                  --------------
Avago Technologies Finance Pte/ Avago
   Technologies U.S./ Avago
   Technologies Wireless (Singapore),
   Sr. Unsec. Gtd. Global Notes,
   10.13%, 12/01/13(a)                                6,715,000        7,378,106
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            7

AIM High Yield Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
SEMICONDUCTORS-(CONTINUED)
Freescale Semiconductor Inc.,
   Sr. Notes,
   8.88%, 12/15/14 (Acquired
   11/16/06-04/11/07; Cost
   $2,797,669)(a)(b)                              $   2,800,000   $    2,814,000
   Sr. Sub. Notes,
   10.13%, 12/15/16 (Acquired
   11/16/06; Cost $935,000)(a)(b)(c)                    935,000          949,025
                                                                  --------------
MagnaChip Semiconductor S.A./MagnaChip
   Semiconductor Finance Co. (South
   Korea), Sr. Sec. Deb. Global Notes,
   6.88%, 12/15/11(a)(c)                              5,465,000        4,563,275
                                                                  --------------
Viasystems Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 01/15/11(a)                  2,573,000        2,630,893
                                                                  --------------
                                                                      22,926,426
                                                                  --------------
SPECIALTY CHEMICALS-2.09%
Huntsman International LLC, Sr. Unsec.
   Gtd. Sub., 7.88%, 11/15/14
   (Acquired 01/08/07-03/21/07; Cost
   $7,702,050)(a)(b)                                  7,460,000        7,833,000
                                                                  --------------
Johnsondiversey Holdings Inc., Sr.
   Unsec. Disc. Global Notes, 10.67%,
   05/15/13(a)(f)                                     3,604,000        3,752,665
                                                                  --------------
MacDermid Inc., Sr. Sub. Notes, 9.50%,
   04/15/17 (Acquired 03/29/07; Cost
   $940,000)(a)(b)                                      940,000          982,300
                                                                  --------------
NewMarket Corp., Sr. Gtd. Notes,
   7.13%, 12/15/16 (Acquired 12/07/06;
   Cost $2,330,000)(a)(b)                             2,330,000        2,347,475
                                                                  --------------
Polypore Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.75%, 05/15/12(a)                   3,595,000        3,711,837
                                                                  --------------
Polypore International Inc., Sr.
   Unsec. Disc. Global Notes, 10.50%,
   10/01/12(a)(f)                                       930,000          891,638
                                                                  --------------
                                                                      19,518,915
                                                                  --------------
SPECIALTY STORES-0.94%
Linens 'n Things Inc., Sr. Sec. Gtd.
   Floating Rate Global Notes, 10.98%,
   01/15/14(a)(c)(d)                                  9,270,000        8,783,325
                                                                  --------------
STEEL-0.80%
AK Steel Corp., Sr. Unsec. Gtd. Global
   Notes, 7.75%, 06/15/12(a)                          2,815,000        2,920,563
                                                                  --------------
Metals USA, Inc., Sr. Sec. Gtd. Global
   Notes, 11.13%, 12/01/15(a)                         2,820,000        3,172,500
                                                                  --------------
Steel Dynamics Inc., Sr. Notes, 6.75%,
   04/01/15 (Acquired 03/28/07; Cost
   $1,405,000)(a)(b)                                  1,405,000        1,413,781
                                                                  --------------
                                                                       7,506,844
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.26%
Fremont General Corp.-Series B, Sr.
   Unsec. Notes, 7.88%, 03/17/09(a)(c)                2,520,000        2,381,400
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
TIRES & RUBBER-1.21%
Goodyear Tire & Rubber Co. (The),
   Sr. Notes,
   8.63%, 12/01/11 (Acquired
   03/22/07-03/23/07; Cost
   $2,012,775)(a)(b)                              $   1,880,000   $    2,035,100
   Sr. Unsec. Global Notes,
   9.00%, 07/01/15(a)(c)                              8,370,000        9,243,661
                                                                  --------------
                                                                      11,278,761
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-1.50%
H&E Equipment Services Inc., Sr.
   Unsec. Gtd. Global Notes, 8.38%,
   07/15/16(a)(c)                                     1,865,000        2,018,863
                                                                  --------------
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12(a)                                 7,975,000        8,044,781
                                                                  --------------
Wesco Distribution Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.50%,
   10/15/17(a)                                        3,865,000        3,961,625
                                                                  --------------
                                                                      14,025,269
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.85%
Centennial Cellular Operating
   Co./Centennial Communications Corp.,
   Sr. Unsec. Gtd. Global Notes, 10.13%,
   06/15/13(a)                                        3,130,000        3,403,875
                                                                  --------------
Dobson Cellular Systems, Inc.-Series B,
   Sr. Sec. Gtd. Global Notes, 8.38%,
   11/01/11(a)                                        4,655,000        4,986,669
                                                                  --------------
iPCS Inc., Sr. Sec. Gtd. Notes, 7.48%,
   05/01/13 (Acquired 04/11/07; Cost
   $1,400,000)(a)(b)(d)                               1,400,000        1,414,000
                                                                  --------------
Rural Cellular Corp.,
   Sr. Sec. Gtd. Global Notes,
   8.25%, 03/15/12(a)                                 1,420,000        1,501,650
   Sr. Unsec. Global Notes,
   9.88%, 02/01/10(a)                                 5,575,000        5,930,406
                                                                  --------------
                                                                      17,236,600
                                                                  --------------
      Total Bonds & Notes
         (Cost $847,814,105)                                         868,860,970
                                                                  --------------

                                                      SHARES
                                                  -------------
COMMON STOCKS & OTHER EQUITY INTERESTS-2.52%
BROADCASTING & CABLE TV-1.15%
Adelphia Business Solutions (g)                          21,109        2,045,870
                                                                  --------------
Adelphia Recovery Trust-Series ACC-1 INT (g)          4,846,549          466,480
                                                                  --------------
Adelphia Recovery Trust-Series ARAHOVA INT (g)        2,211,702        1,208,142
                                                                  --------------
Century True Shares (g)                                  50,850          203,400
                                                                  --------------
Time Warner Cable, Inc.-Class A (h)                     114,719        4,223,936
                                                                  --------------
Virgin Media Inc.                                       103,800        2,618,874
                                                                  --------------
XM Satellite Radio Holdings Inc.-Wts.,
   expiring 03/15/10(i)                                   3,470           13,915
                                                                  --------------
                                                                      10,780,617
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            8

AIM High Yield Fund

                                                      SHARES           VALUE
                                                  -------------   --------------
CONSTRUCTION MATERIALS-0.00%
Dayton Superior Corp.-Wts., expiring
   06/15/09 (Acquired 08/07/00-01/30/01;
   Cost $10,000)(b)(i)(j)(k)                             10,780   $            0
                                                                  --------------
HOME FURNISHINGS-0.00%
O'Sullivan Industries, Inc.-Series B,
   Pfd.-Wts., expiring 11/05/09 (Acquired
   06/13/00; Cost $0)(b)(i)(j)(k)                        21,155                0
                                                                  --------------
O'Sullivan Industries, Inc.-Wts., expiring
   11/05/09  (Acquired 06/13/00; Cost
   $0)(b)(i)(j)(k)                                       21,155                0
                                                                  --------------
                                                                               0
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
NTELOS Inc.-Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $214,160)(b)(i)(j)(k)                                 33,035                0
                                                                  --------------
XO Holdings Inc. (l)                                        609            3,137
                                                                  --------------
XO Holdings Inc.-Class A-Wts., expiring
   01/16/10(l)                                           23,135           21,284
                                                                  --------------
XO Holdings Inc.-Class B-Wts., expiring
   01/16/10(l)                                           17,351           10,064
                                                                  --------------
XO Holdings Inc.-Class C-Wts., expiring
   01/16/10(l)                                           17,351            5,205
                                                                  --------------
                                                                          39,690
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.37%
American Tower Corp.-Class A (h)                         50,735        1,927,930
                                                                  --------------
iPCS, Inc. (h)                                          215,823       10,812,732
                                                                  --------------
                                                                      12,740,662
                                                                  --------------
      Total Common Stocks & Other Equity Interests
         (Cost $16,961,483)                                           23,560,969
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                  -------------
BUNDLED SECURITY-1.01%
Targeted Return Index Securities
   Trust-Series HY 2006-1, Sec. Bonds,
   7.55%, 05/01/16 (Acquired
   03/01/07-03/09/07; Cost
   $9,402,242)(a)(b)(c)                           $   9,234,900        9,448,014
                                                                  --------------
ASSET-BACKED SECURITIES-0.33%
ELECTRIC UTILITIES-0.33%
Reliant Energy Mid-Atlantic Power
   Holdings, LLC-Series B, Sr. Unsec.
   Asset-Backed Pass Through Ctfs.,
   9.24%, 07/02/17
   (Cost $2,795,448)(a)                               2,781,556        3,075,358
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
SENIOR SECURED FLOATING RATE INTEREST-0.17%
AIRLINES-0.17%
Evergreen International Aviation Inc.,
   First Lien Term Loan,
   8.82%, 10/31/11(a)                             $       4,126   $        4,136
   8.82%, 10/31/11(a)                                 1,576,035        1,579,975
                                                                  --------------
      Total Senior Secured Floating Rate
         Interest
         (Cost $1,565,536)                                             1,584,111
                                                                  --------------

                                                      SHARES
                                                  -------------
PREFERRED STOCK-0.03%
MULTI-UTILITIES-0.03%
NRG Energy, Inc. $14.38 Conv. Pfd.
   (Cost $187,500)(c)                                       750          265,342
                                                                  --------------
MONEY MARKET FUNDS-1.40%
Liquid Assets Portfolio-Institutional Class (m)       6,511,749        6,511,749
                                                                  --------------
Premier Portfolio-Institutional Class (m)             6,511,749        6,511,749
                                                                  --------------
      Total Money Market Funds
         (Cost $13,023,498)                                           13,023,498
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-98.52%
   (Cost $891,749,812)                                               919,818,262
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-13.30%
Liquid Assets Portfolio-Institutional
   Class (m)(n)                                      62,078,808       62,078,808
                                                                  --------------
STIC Prime Portfolio-Institutional Class (m)(n)      62,078,808       62,078,808
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities
         loaned)
         (Cost $124,157,616)                                         124,157,616
                                                                  --------------
TOTAL INVESTMENTS-111.82%
   (Cost $1,015,907,428)                                           1,043,975,878
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(11.82)%                              (110,371,792)
                                                                  --------------
NET ASSETS-100.00%                                                $  933,604,086
                                                                  ==============

Investment Abbreviations:

Conv.  -- Convertible
Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
Gtd.   -- Guaranteed
Pfd.   -- Preferred
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            9

AIM High Yield Fund

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $882,968,453, which represented 94.58% of the Fund's Net Assets. See
     Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $195,821,801, which represented 20.97% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  All or a portion of this security was out on loan at April 30, 2007.

(d) Interest is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.

(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at April 30, 2007 represented 0.33% of the Fund's Net Assets.

(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(h)  Non-income producing security.

(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.

(k) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 was $0, which represented 0.00% of the Fund's Net Assets.

(l)  Non-income producing security acquired through a corporate action.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(n) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           10

AIM High Yield Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by

     AIM High Yield Fund
          the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

     AIM High Yield Fund
          respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     F. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

     AIM HIGH YIELD FUND

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED                              REALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       07/31/06        COST           SALES       (DEPRECIATION)     04/30/07     INCOME     (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio -
   Institutional Class   $ 5,172,134   $175,750,436   $(174,410,821)        $--        $ 6,511,749   $360,773      $--
                         -----------   ------------   -------------         ---        -----------   --------      ---
Premier
   Portfolio-
   Institutional Class     5,172,134    175,750,436    (174,410,821)         --          6,511,749    357,307       --
                         ===========   ============   =============         ===        ===========   ========      ===
   SUBTOTAL              $10,344,268   $351,500,872   $(348,821,642)        $--        $13,023,498   $718,080      $--
                         ===========   ============   =============         ===        ===========   ========      ===

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                         UNREALIZED                                 REALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                       07/31/06         COST           SALES       (DEPRECIATION)     04/30/07       INCOME*     (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional Class   $ 45,552,897   $148,284,247   $(131,758,336)        $--        $ 62,078,808   $  752,264      $--
                         ------------   ------------   -------------         ---        ------------   ----------      ---
STIC Prime
   Portfolio -
   Institutional Class     45,552,897    148,595,411    (132,069,500)         --          62,078,808      753,985       --
                         ============   ============   =============         ===        ============   ==========      ===
   SUBTOTAL              $ 91,105,794   $296,879,658   $(263,827,836)        $--        $124,157,616   $1,506,249      $--
                         ============   ============   =============         ===        ============   ==========      ===
   TOTAL INVESTMENTS
      IN AFFILIATES      $101,450,062   $648,380,530   $(612,649,478)        $--        $137,181,114   $2,224,329      $--
                         ============   ============   =============         ===        ============   ==========      ===

*    Net of compensation to counterparties.

     AIM High Yield Fund

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At April 30, 2007, securities with an aggregate value of $121,237,992 were on loan to brokers. The loans were secured by cash collateral of $124,157,616 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended April 30, 2007, the Fund received dividends on cash collateral investments of $1,506,249 for securities lending transactions, which are net of compensation to counterparties.

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $716,071,625 and $691,238,246, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $33,331,012
Aggregate unrealized (depreciation) of investment securities    (7,176,788)
                                                               -----------
Net unrealized appreciation of investment securities           $26,154,224
                                                               ===========

Cost of investments for tax purposes is $1,017,821,654.

                                 AIM Income Fund
           Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   INC-QTR-1 4/07   A I M Advisors, Inc.

AIM Income Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
BONDS & NOTES-82.47%
AEROSPACE & DEFENSE-0.69%
Systems 2001 Asset Trust LLC
   (United Kingdom)-Series 2001, Class G, Pass
   Through Ctfs., (INS-MBIA Insurance
   Corp.) 6.66%, 09/15/13 (Acquired
   02/09/05-10/27/05; Cost
   $3,994,646)(a)(b)(c)                           $   3,637,477   $    3,839,485
                                                                  --------------
AGRICULTURAL PRODUCTS-0.78%
Corn Products International Inc., Sr.
   Unsec. Notes, 8.25%, 07/15/07(b)                   4,300,000        4,320,511
                                                                  --------------
ALTERNATIVE CARRIERS-0.17%
Level 3 Financing Inc., Sr. Notes,
   9.25%, 11/01/14 (Acquired 01/16/07;
   Cost $949,900)(a)(b)                                 920,000          961,400
                                                                  --------------
APPAREL RETAIL-0.28%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(b)                                        1,540,000        1,541,925
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.98%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%, 12/01/26
   (Acquired 06/12/03; Cost
   $3,715,292)(a)(b)                                  3,115,000        3,248,166
                                                                  --------------
Mellon Capital II-Series B, Jr. Gtd.
   Sub. Second Tier Trust Pfd. Capital
   Securities, 8.00%, 01/15/27(b)                     2,075,000        2,166,342
                                                                  --------------
                                                                       5,414,508
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.25%
Lear Corp.-Series B, Sr. Unsec. Gtd.
   Global Notes, 8.75%, 12/01/16(b)                     920,000          897,000
                                                                  --------------
Visteon Corp., Sr. Unsec. Global
   Notes, 8.25%, 08/01/10(b)                            460,000          470,350
                                                                  --------------
                                                                       1,367,350
                                                                  --------------
BROADCASTING & CABLE TV-5.34%
Clear Channel Communications, Inc.,
   Sr. Unsec. Sub. Global Notes,
   4.63%, 01/15/08(b)                                 6,300,000        6,239,268
                                                                  --------------
Comcast Cable Communications Holdings
   Inc., Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(b)                                 5,430,000        7,180,903
                                                                  --------------
Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12(b)                         5,660,000        6,916,350
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
BROADCASTING & CABLE TV-(CONTINUED)
Cox Enterprises, Inc., Notes, 4.38%,
   05/01/08 (Acquired 01/25/07; Cost
   $471,480)(a)(b)                                $     480,000   $      474,965
                                                                  --------------
CSC Holdings Inc.,
   Sr. Unsec. Notes,
   7.88%, 12/15/07(b)                                 1,980,000        2,009,700
   -Series B,
   Sr. Unsec. Unsub. Notes,
   7.63%, 04/01/11(b)                                   645,000          665,963
                                                                  --------------
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%,
   11/15/07(b)                                        1,705,000        1,718,435
                                                                  --------------
Time Warner Cable Inc.-Series A, Sr.
   Unsec. Notes, 5.40%, 07/02/12
   (Acquired 04/04/07; Cost
   $3,124,210)(a)(b)                                  3,130,000        3,144,993
                                                                  --------------
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Notes, 10.15%,
   05/01/12(b)                                        1,000,000        1,197,510
                                                                  --------------
Univision Communications Inc., Sr.
   Unsec. Gtd. Notes, 3.50%,
   10/15/07(b)                                          100,000           99,029
                                                                  --------------
                                                                      29,647,116
                                                                  --------------
BUILDING PRODUCTS-0.61%
American Standard Inc., Sr. Unsec.
   Gtd. Notes, 7.38%, 02/01/08(b)                     2,000,000        2,027,620
                                                                  --------------
Masco Corp., Unsec. Notes, 4.63%,
   08/15/07(b)                                        1,370,000        1,365,917
                                                                  --------------
                                                                       3,393,537
                                                                  --------------
CASINOS & GAMING-0.82%
Harrah's Operating Co., Inc.,
   Floating Rate Notes,
   5.96%, 02/08/08 (Acquired
   03/14/07; Cost $380,000)(a)(b)(d)                    380,000          378,275
   Sr. Unsec. Gtd. Global Notes,
   7.13%, 06/01/07(b)                                 4,145,000        4,145,414
                                                                  --------------
                                                                       4,523,689
                                                                  --------------
COMMERCIAL PRINTING-0.17%
Quebecor World Capital Corp. (Canada),
   Sr. Notes, 8.75%, 03/15/16
   (Acquired 01/11/07; Cost
   $906,200)(a)(b)                                      920,000          945,300
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-0.51%
RadioShack Corp., Unsec. Notes, 6.95%,
   09/01/07(b)                                        2,800,000        2,808,344
                                                                  --------------

AIM Income Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.25%
Trinity Industries, Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 6.50%,
   03/15/14(b)                                    $   1,380,000   $    1,378,275
                                                                  --------------
CONSUMER FINANCE-6.21%
Capital One Capital III, Jr. Gtd. Sub.
   Bonds, 7.69%, 08/15/36(b)                          3,130,000        3,417,803
                                                                  --------------
Ford Motor Credit Co.,
   Sr. Unsec. Notes,
   6.63%, 06/16/08(b)                                 2,760,000        2,762,236
   Unsec. Floating Rate Medium Term Notes,
   6.18%, 09/28/07(b)(d)                              8,470,000        8,483,679
                                                                  --------------
Ford Motor Credit Co. LLC,
   Sr. Unsec. Notes,
   4.95%, 01/15/08(b)                                11,530,000       11,423,001
   8.00%, 12/15/16(b)                                 2,770,000        2,714,489
                                                                  --------------
General Motors Acceptance Corp., Series
   GM, Sr. Unsec. Unsub. Medium Term
   Notes, 6.31%, 11/30/07(b)                          5,540,000        5,542,327
                                                                  --------------
Sears Roebuck Acceptance, Unsec.
   Notes, 6.70%, 09/18/07(b)                            125,000          125,430
                                                                  --------------
                                                                      34,468,965
                                                                  --------------
DEPARTMENT STORES-0.50%
JCPenney Corp. Inc.,
   Unsec. Deb.,
   8.13%, 04/01/27(b)                                 1,840,000        1,892,440
   Series A,
   Medium Term Notes,
   6.50%, 12/15/07(b)                                   900,000          905,616
                                                                  --------------
                                                                       2,798,056
                                                                  --------------
DIVERSIFIED BANKS-8.04%
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/21/05-05/11/06; Cost
   $5,496,246)(a)(b)                                  4,465,000        5,628,356
                                                                  --------------
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Bonds, 8.07%,
   12/31/26 (Acquired
   02/15/06-09/26/06; Cost
   $2,493,941)(a)(b)                                  2,380,000        2,485,577
                                                                  --------------
BankBoston Capital Trust II-Series B,
   Gtd. Trust Pfd. Capital Securities,
   7.75%, 12/15/26(b)                                 3,644,000        3,798,906
                                                                  --------------
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.49%,
   08/08/07 (Acquired 04/06/06; Cost
   $1,492,215)(a)(b)(d)                               1,500,000        1,500,360
                                                                  --------------
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes, 5.92%  (Acquired
   03/22/07; Cost
   $2,680,000)(a)(b)(d)(e)                            2,680,000        2,656,898
                                                                  --------------
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27 (Acquired
   05/22/03-11/22/04; Cost
   $6,116,283)(a)(b)                                  4,840,000        5,077,596
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
DIVERSIFIED BANKS-(CONTINUED)
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(b)                             $   3,790,000   $    3,961,763
                                                                  --------------
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 5.63%
   (b)(d)(e)                                          2,300,000        2,023,414
                                                                  --------------
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38% (b)(e)                      1,070,000        1,128,620
                                                                  --------------
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(b)(d)                                     2,700,000        2,207,663
                                                                  --------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes, 5.63%
   (b)(d)(e)                                          3,270,000        2,825,162
                                                                  --------------
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(b)                           2,080,000        2,571,691
                                                                  --------------
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(b)                          1,350,000        1,365,067
                                                                  --------------
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Notes, 5.51%
   (b)(d)(e)                                          1,350,000        1,336,932
                                                                  --------------
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15%
   (b)(e)                                             3,200,000        3,302,016
                                                                  --------------
VTB Capital S.A. (Russia), Sr.
   Floating Rate Notes, 6.10%,
   09/21/07 (Acquired 12/14/05; Cost
   $2,790,000)(a)(b)(d)                               2,790,000        2,793,525
                                                                  --------------
                                                                      44,663,546
                                                                  --------------
DIVERSIFIED CHEMICALS-0.47%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 01/26/07; Cost
   $276,557)(a)(b)(d)                                   275,000          277,706
                                                                  --------------
Hercules Inc., Unsec. Putable Deb.,
   6.60%, 08/01/07(b)                                 2,300,000        2,306,785
                                                                  --------------
                                                                       2,584,491
                                                                  --------------
DIVERSIFIED METALS & MINING-0.30%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(b)                          1,650,000        1,679,056
                                                                  --------------
DIVERSIFIED REIT'S-0.08%
Vornado Realty L.P., Sr. Unsec. Unsub.
   Notes, 5.63%, 06/15/07(b)                            445,000          445,000
                                                                  --------------
ELECTRIC UTILITIES-1.88%
Commonwealth Edison Co.-Series 99,
   Sec. First Mortgage Bonds, 3.70%,
   02/01/08(b)                                          120,000          117,894
                                                                  --------------
Duke Energy Indiana, Inc., Unsec.
   Deb., 7.85%, 10/15/07(b)                             735,000          742,504
                                                                  --------------
Entergy Gulf States, Inc., Floating
   Rate First Mortgage Bonds, 6.09%,
   12/08/08 (Acquired 03/19/07; Cost
   $200,286)(a)(b)(d)                                   200,000          200,086
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Income Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
ELECTRIC UTILITIES-(CONTINUED)
Ipalco Enterprises Inc., Sr. Sec.
   Global Notes, 8.38%, 11/14/08(b)               $      25,000   $       25,937
                                                                  --------------
Mission Energy Holding Co., Sr. Sec.
   Global Notes, 13.50%, 07/15/08(b)                  1,840,000        2,010,200
                                                                  --------------
Pacific Gas & Electric Co., Sr. Unsec.
   Unsub. Notes, 5.80%, 03/01/37(b)                   2,770,000        2,743,796
                                                                  --------------
PacifiCorp., First Mortgage Bonds,
   5.75%, 04/01/37(b)                                 4,600,000        4,568,628
                                                                  --------------
                                                                      10,409,045
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.28%
Waste Management Inc., Unsec. Deb.,
   8.75%, 05/01/18(b)                                 1,500,000        1,548,555
                                                                  --------------
FOOD RETAIL-0.53%
Kroger Co. (The), Notes, 7.80%,
   08/15/07(b)                                        1,345,000        1,353,406
                                                                  --------------
Safeway Inc.,
   Sr. Unsec. Floating Rate Notes,
   5.70%, 03/27/09(b)(d)                                615,000          615,297
   Sr. Unsec. Notes,
   7.00%, 09/15/07(b)                                   993,000          997,846
                                                                  --------------
                                                                       2,966,549
                                                                  --------------
GENERAL MERCHANDISE STORES-0.65%
Pantry, Inc. (The), Sr. Sub. Gtd.
   Global Notes, 7.75%, 02/15/14(b)                     920,000          933,800
                                                                  --------------
Target Corp., Sr. Unsec. Notes, 5.38%,
   05/01/17(b)                                        2,690,000        2,698,285
                                                                  --------------
                                                                       3,632,085
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.36%
McKesson Corp., Unsec. Unsub. Notes,
   6.40%, 03/01/08(b)                                 2,000,000        2,003,780
                                                                  --------------
HEALTH CARE SERVICES-0.33%
Orlando Lutheran Towers Inc., Bonds,
   7.75%, 07/01/11(b)                                 1,830,000        1,822,680
                                                                  --------------
HOMEBUILDING-0.93%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes,
   8.00%, 02/01/09(b)                                 2,725,000        2,828,686
   Sr. Unsec. Notes,
   7.88%, 08/15/11(b)                                 2,200,000        2,348,786
                                                                  --------------
                                                                       5,177,472
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-0.79%
Starwood Hotels & Resorts Worldwide,
   Inc., Sr. Unsec. Gtd. Global Notes,
   7.38%, 05/01/07(b)                                 4,358,000        4,358,872
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.50%
TXU Energy Co. LLC, Sr. Unsec.
   Floating Rate Notes, 5.85%,
   09/16/08 (Acquired 03/13/07; Cost
   $2,770,000)(a)(b)(d)                           $   2,770,000   $    2,771,207
                                                                  --------------
INTEGRATED OIL & GAS-1.91%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(b)                                        4,185,000        4,364,160
                                                                  --------------
Husky Oil Ltd. (Canada), Yankee Bonds,
   8.90%, 08/15/28(b)(d)                              6,000,000        6,232,500
                                                                  --------------
                                                                      10,596,660
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-6.30%
CenturyTel, Inc.-Series F, Sr. Unsec.
   Notes, 6.30%, 01/15/08(b)                          2,290,000        2,300,763
                                                                  --------------
Embarq Corp.,
   Sr. Unsec. Notes,
   7.08%, 06/01/16(b)                                 2,770,000        2,866,922
   8.00%, 06/01/36(b)                                 4,620,000        4,909,258
                                                                  --------------
Pacific Bell, Unsec. Deb., 7.38%,
   07/15/43(b)                                        4,620,000        4,811,037
                                                                  --------------
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb., 7.20%,
   10/15/26(b)                                        2,210,000        2,289,295
                                                                  --------------
Telecom Italia Capital S.A. (Italy),
   Unsec. Gtd. Unsub. Global Notes,
   4.00%, 11/15/08(b)                                 2,760,000        2,708,498
                                                                  --------------
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07(b)                                 2,240,000        2,243,472
                                                                  --------------
Verizon California Inc.-Series G,
   Unsec. Deb., 5.50%, 01/15/09(b)                      920,000          923,680
                                                                  --------------
Verizon Communications Inc., Sr.
   Unsec. Notes, 6.25%, 04/01/37(b)                   2,810,000        2,822,561
                                                                  --------------
Verizon New York Inc., Unsec. Deb.,
   7.00%, 12/01/33(b)                                 1,990,000        2,068,605
                                                                  --------------
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(b)                    7,375,000        7,041,429
                                                                  --------------
                                                                      34,985,520
                                                                  --------------
INTERNET RETAIL-1.03%
Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13(b)                   5,460,000        5,702,861
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.19%
Dryden Investor Trust, Bonds, 7.16%,
   07/23/08 (Acquired
   04/10/06-01/16/07; Cost
   $468,224)(a)(b)                                      461,578          466,450
                                                                  --------------
Jefferies Group, Inc.-Series B, Sr.
   Unsec. Notes, 7.50%, 08/15/07(b)                     590,000          593,469
                                                                  --------------
                                                                       1,059,919
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Income Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
LIFE & HEALTH INSURANCE-1.67%
Americo Life Inc., Notes, 7.88%,
   05/01/13 (Acquired 04/25/03; Cost
   $1,314,253)(a)(b)                              $   1,330,000   $    1,381,498
                                                                  --------------
Lincoln National Corp., Jr. Unsec.
   Sub. Bonds, 6.05%, 04/20/67(b)(d)                    920,000          906,899
                                                                  --------------
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-01/29/04; Cost
   $7,072,349)(a)(b)(c)                               6,000,000        6,976,920
                                                                  --------------
                                                                       9,265,317
                                                                  --------------
MANAGED HEALTH CARE-0.26%
Cigna Corp., Unsec. Notes, 7.40%,
   05/15/07(b)                                        1,450,000        1,450,899
                                                                  --------------
METAL & GLASS CONTAINERS-0.28%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(b)                                 1,485,000        1,564,819
                                                                  --------------
MOVIES & ENTERTAINMENT-0.50%
Time Warner Inc., Sr. Unsec. Gtd.
   Deb., 6.50%, 11/15/36(b)                           2,760,000        2,768,749
                                                                  --------------
MULTI-UTILITIES-2.23%
Ameren Corp., Bonds, 4.26%, 05/15/07(b)               6,695,000        6,691,452
                                                                  --------------
Dominion Capital Trust I, Jr. Unsec.
   Gtd. Trust Pfd. Capital Securities,
   7.83%, 12/01/27(b)                                 4,670,000        4,881,504
                                                                  --------------
Sempra Energy, Sr. Notes, 4.62%,
   05/17/07(b)                                          820,000          819,721
                                                                  --------------
                                                                      12,392,677
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-0.08%
PHI Inc., Sr. Unsec. Gtd. Global
   Notes, 7.13%, 04/15/13(b)                            460,000          450,800
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-2.52%
Canadian Natural Resources Ltd.
   (Canada), Unsec. Global Notes,
   6.25%, 03/15/38(b)                                 2,770,000        2,767,341
                                                                  --------------
Pemex Project Funding Master Trust,
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(b)                                 1,395,000        1,419,134
   8.63%, 02/01/22(b)                                 7,725,000        9,829,676
                                                                  --------------
                                                                      14,016,151
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.51%
Premcor Refining Group Inc. (The), Sr.
   Unsec. Global Notes, 9.50%,
   02/01/13(b)                                        2,630,000        2,822,569
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-0.05%
Northwest Pipelines Corp., Sr. Unsec.
   Notes, 6.63%, 12/01/07(b)                            290,000          292,900
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-10.24%
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 12/15/26(b)                 $   1,525,000   $    1,591,536
                                                                  --------------
BankAmerica Capital III, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.93%, 01/15/27(b)(d)                              4,860,000        4,734,972
                                                                  --------------
General Electric Capital Corp., Unsec.
   Floating Rate Putable Deb., 5.34%,
   09/01/07(b)(d)                                       590,000          585,901
                                                                  --------------
Liberty Financial Co., Unsec. Notes,
   6.75%, 11/15/08(b)                                   260,000          260,832
                                                                  --------------
Mantis Reef Ltd. (Australia), Notes,
   4.69%, 11/14/08 (Acquired
   08/31/06-02/23/07; Cost
   $4,301,497)(a)(b)                                  4,350,000        4,293,145
                                                                  --------------
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%  (Acquired
   06/16/04-03/03/06; Cost
   $8,173,107)(a)(b)(d)(e)                            7,245,000        7,618,117
                                                                  --------------
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(b)                                 3,420,000        3,566,239
                                                                  --------------
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(b)                                   482,501          482,887
   -Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(b)                                 3,887,500        4,063,876
                                                                  --------------
Regional Diversified Funding  (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired
   01/10/03-09/22/04; Cost
   $5,704,016)(a)(b)                                  4,921,111        5,574,389
   Class A-1a,
   Sr. Floating Rate Notes,
   5.69%, 01/25/36 (Acquired
   03/21/05; Cost
   $2,893,625)(a)(b)(d)(f)                            2,893,625        2,789,689
                                                                  --------------
Residential Capital LLC,
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   6.73%, 06/29/07(b)(d)                              6,440,000        6,445,994
   Sr. Unsec. Gtd. Floating Rate Notes,
   5.84%, 06/09/08(b)(d)                              4,605,000        4,572,897
                                                                  --------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.32%  (Acquired 12/07/04-04/03/06;
   Cost $3,504,980)(a)(b)(d)(e)                       3,500,000        3,511,536
                                                                  --------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.30%  (Acquired 11/10/06; Cost
   $2,593,056)(a)(b)(d)(e)                            2,590,000        2,551,487
                                                                  --------------
UFJ Finance Aruba AEC (Aruba), Gtd.
   Sub. Second Tier Euro Bonds, 8.75%
   (b)(e)                                             3,000,000        3,149,850
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM Income Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06;
   Cost $1,083,860)(a)(b)                         $   1,083,860   $    1,089,669
                                                                  --------------
                                                                      56,883,016
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-6.36%
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(b)                                 9,160,000       10,170,165
                                                                  --------------
North Front Pass-Through Trust, Pass
   Through Ctfs., 5.81%, 12/15/24
   (Acquired 12/08/04; Cost
   $4,327,916)(a)(b)(d)                               4,300,000        4,257,989
                                                                  --------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $4,062,420)(a)(b)                                  3,805,000        3,783,007
                                                                  --------------
Oil Insurance Ltd., Notes, 7.56%,
   12/29/49 (Acquired 06/15/06; Cost
   $10,000,000)(a)(b)(d)(e)                          10,000,000       10,529,500
                                                                  --------------
QBE Capital  Funding II L.P.
   (Australia), Gtd. Sub. Bonds,
   6.80%, 12/31/49 (Acquired 04/25/07;
   Cost $1,280,000)(a)(b)(d)(e)                       1,280,000        1,281,382
                                                                  --------------
Safeco Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.07%,
   07/15/37(b)                                        5,060,000        5,302,071
                                                                  --------------
                                                                      35,324,114
                                                                  --------------
PUBLISHING-0.23%
Belo Corp., Sr. Unsec. Unsub. Notes,
   7.13%, 06/01/07(b)                                 1,290,000        1,291,767
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.81%
Realogy Corp.,
   Sr. Floating Rate Notes,
   7.06%, 10/20/09 (Acquired
   10/13/06; Cost $535,000)(a)(b)(d)                    535,000          537,664
   Sr. Notes,
   7.50%, 10/15/16 (Acquired
   10/13/06-10/16/06; Cost
   $3,922,563)(a)(b)                                  3,915,000        3,966,756
                                                                  --------------
                                                                       4,504,420
                                                                  --------------
REGIONAL BANKS-4.00%
Amsouth Bank N.A.-Series AI, Unsec.
   Sub. Notes, 6.45%, 02/01/08
   (Acquired 02/20/07; Cost
   $2,320,309)(a)(b)                                  2,300,000        2,325,185
                                                                  --------------
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 6.91%, 03/01/34(b)(d)                       6,550,000        6,694,493
                                                                  --------------
Greater Bay Bancorp-Series B, Sr.
   Notes, 5.25%, 03/31/08(b)                          2,182,000        2,169,366
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
REGIONAL BANKS-(CONTINUED)
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.93%, 06/01/28(b)(d)                          $   1,160,000   $    1,121,163
                                                                  --------------
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(b)(d)                                     2,120,000        2,096,786
                                                                  --------------
US AgBank FCB-Series 1, Notes, 6.11%,
   12/31/49 (Acquired 03/15/07; Cost
   $1,595,000)(a)(b)(e)(f)                            1,595,000        1,602,975
                                                                  --------------
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(b)                           5,670,000        6,221,011
                                                                  --------------
                                                                      22,230,979
                                                                  --------------
REINSURANCE-1.77%
Reinsurance Group of America, Inc.,
   Jr. Unsec. Sub. Deb., 6.75%,
   12/15/65(b)(d)                                     4,620,000        4,657,145
                                                                  --------------
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05; Cost
   $5,441,480)(a)(b)                                  5,500,000        5,183,640
                                                                  --------------
                                                                       9,840,785
                                                                  --------------
SOVEREIGN DEBT-0.72%
Russian Federation (Russia)-REGS,
   Unsec. Unsub. Euro Bonds, 10.00%,
   06/26/07 (Acquired 05/14/04; Cost
   $4,428,938)(a)(b)                                  3,950,000        3,981,995
                                                                  --------------
SPECIALIZED REIT'S-1.05%
Health Care Property Investors, Inc.,
   Notes,
   5.63%, 05/01/17(b)                                 2,050,000        1,986,347
   Sr. Sec. Floating Rate Medium Term Notes,
   5.81%, 09/15/08(b)(d)                              1,835,000        1,839,480
                                                                  --------------
Health Care REIT, Inc., Sr. Notes,
   5.88%, 05/15/15(b)                                 1,990,000        1,981,324
                                                                  --------------
                                                                       5,807,151
                                                                  --------------
SPECIALTY CHEMICALS-0.55%
Valspar Corp. (The),
   Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12(b)                                 1,525,000        1,535,584
   6.05%, 05/01/17(b)                                 1,520,000        1,530,746
                                                                  --------------
                                                                       3,066,330
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.38%
Greenpoint Capital Trust I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   9.10%, 06/01/27(b)                                 3,305,000        3,460,566
                                                                  --------------
Telebanc Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 11.00%,
   06/01/27(b)(f)                                     2,760,000        3,051,898
                                                                  --------------
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.38%, 06/01/27(b)                                 1,100,000        1,150,028
                                                                  --------------
                                                                       7,662,492
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

AIM Income Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
TOBACCO-0.26%
Reynolds American Inc., Sr. Sec. Gtd.
   Global Notes, 6.50%, 06/01/07(b)               $   1,420,000   $    1,420,170
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-1.00%
Western Power Distribution Holdings Ltd.
   (United Kingdom),
   Unsec. Unsub. Notes,
   6.88%, 12/15/07 (Acquired
   01/12/07; Cost $929,568)(a)(b)                       920,000          923,947
   7.38%, 12/15/28 (Acquired
   01/25/05-03/03/05; Cost
   $4,822,997)(a)(b)                                  4,225,000        4,650,880
                                                                       5,574,827
                                                                  --------------
TRUCKING-1.24%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(b)                          6,675,000        6,895,809
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-2.63%
Alamosa Delaware Inc., Sr. Gtd. Global
   Notes, 8.50%, 01/31/12(b)                          5,025,000        5,327,706
                                                                  --------------
Nextel Communications, Inc.-Series D,
   Sr. Gtd. Notes, 7.38%, 08/01/15(b)                   610,000          636,328
                                                                  --------------
Sprint Capital Corp., Sr. Unsec. Gtd.
   Global Notes, 6.13%, 11/15/08(b)                   2,720,000        2,753,265
                                                                  --------------
Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(b)                                        2,710,000        3,235,550
                                                                  --------------
Vodafone Group PLC (United Kingdom),
   Unsec. Global Bonds,
   6.15%, 02/27/37(b)                                 1,070,000        1,064,629
   Unsec. Global Notes,
   5.63%, 02/27/17(b)                                 1,610,000        1,609,807
                                                                  --------------
                                                                      14,627,285
                                                                  --------------
      Total Bonds & Notes
         (Cost $459,602,414)                                         457,951,780
                                                                  --------------
ASSET-BACKED SECURITIES-4.94%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.43%
Pacific Coast CDO Ltd. (Cayman
   Islands)-Series 1A, Class A,
   Floating Rate Bonds, 5.79%,
   10/25/36 (Acquired
   03/24/04-05/26/04; Cost
   $2,386,179)(a)(f)                                  2,409,412        2,391,342
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.23%
Federal Home Loan Bank (FHLB)-Series
   TQ-2015, Class A, Pass Through
   Ctfs., 5.07%, 10/20/15(b)                          1,296,084        1,302,240
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.28%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19
   (Acquired 06/01/00-01/26/06; Cost
   $8,956,427)(a)(b)                              $   7,780,000   $    9,181,100
                                                                  --------------
LILACS Repackaging 2005-I-Series A,
   Sr. Sec. Notes, 5.14%, 04/15/15
   (Acquired 07/14/05; Cost
   $1,468,668)(a)(f)                                  1,468,668        1,438,289
                                                                  --------------
Patrons' Legacy 2003-III-Series A,
   Ctfs., 5.65%, 04/17/18 (Acquired
   12/12/03-11/04/04; Cost
   $3,338,057)(a)(f)                                  3,325,984        3,324,637
                                                                  --------------
Patrons' Legacy, 2004-1-Series A,
   6.67%, 05/04/18 (Acquired 04/30/04;
   Cost $9,722,222)(a)(f)                             9,722,222        9,801,556
                                                                  --------------
                                                                      23,745,582
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $27,158,018)                                           27,439,164
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-2.57%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.63%
Unsec. Floating Rate Global
   Notes, 3.22%(b)(d)                  02/17/09           3,500        3,472,700
                                                                  --------------
STUDENT LOAN MARKETING ASSOCIATION-1.94%
Floating Rate Medium Term
   Notes, 5.58%(b)(d)                  12/15/08           1,750        1,750,788
                                                                  --------------
Medium Term Notes,
   3.63%, 03/17/08(b)                                 1,590,000        1,569,314
   5.05%, 11/14/14(b)                                 4,930,000        4,374,142
                                                                  --------------
Unsec. Unsub. Floating Rate
   Medium Term Notes,
   5.43%(b)(d)                         03/15/10           3,000        3,001,800
                                                                  --------------
-Series A, Medium Term
   Notes, 4.00%(b)                     01/15/09             100           97,235
                                                                  --------------
                                                                      10,793,279
                                                                  --------------
      Total U.S. Government Agency Securities
         (Cost $14,071,217)                                           14,265,979
                                                                  --------------
MUNICIPAL OBLIGATIONS-2.53%
Blount (County of), Tennessee Health &
   Educational Facilities Board;  Series 2007
   B, Refunding Taxable RB,
7.50%, 04/01/09 (b)                                     850,000          850,671
                                                                  --------------
Detroit (City of), Michigan; Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO,
(INS-Ambac Assurance Corp.)
   4.96%, 04/01/20 (b)(c)                             1,430,000        1,369,611
                                                                  --------------
Florida (State of) Development Finance Corp.
   (Palm Bay Academy Inc.); Series 2006 B,
   Taxable RB,
7.50%, 05/15/17 (b)                                     725,000          718,432
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            6

AIM Income Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
MUNICIPAL OBLIGATIONS-(CONTINUED)
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   5.22%, 07/15/20(b)                             $   1,400,000    $   1,377,614
                                                                   -------------
   5.28%, 01/15/22(b)                                   900,000          883,692
                                                                   -------------
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB,
   (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (b)(c)                             7,800,000        7,992,504
                                                                   -------------
Milwaukee (City of), Wisconsin Redevelopment
   Authority (Academy of Learning Project);
   Series 2007 B, Taxable RB,
    7.56%, 08/01/16 (b)                                 330,000          330,812
                                                                   -------------
   Series 2007 C, Taxable RB,
   7.56%, 08/01/13 (b)                                  520,000          519,397
                                                                   -------------
      Total Municipal Obligations
         (Cost $14,131,223)                                           14,042,733
                                                                   -------------
U.S. MORTGAGE-BACKED SECURITIES-2.21%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-1.20%
   Pass Through Ctfs.,
   8.50%, 03/01/10(b)                                     4,918            4,958
                                                                   -------------
   7.00%, 06/01/15 to 06/01/32(b)                        51,677           53,577
                                                                   -------------
   6.50%, 04/01/16 to 01/01/35(b)                     2,372,267        2,445,492
                                                                   -------------
   5.50%, 09/01/16 to 12/01/33(b)                     2,902,433        2,890,741
                                                                   -------------
   6.00%, 04/01/17 to 11/01/33(b)                     1,243,358        1,263,806
                                                                   -------------
   7.50%, 06/01/30(b)                                     2,163            2,267
                                                                   -------------
                                                                       6,660,841
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.44%
   Pass Through Ctfs.,
   7.50%, 11/01/15 to 05/01/32(b)                       182,075          190,510
                                                                   -------------
   7.00%, 02/01/16 to 09/01/32(b)                       437,615          456,058
                                                                   -------------
   6.50%, 09/01/16 to 10/01/35(b)                       944,968          973,539
                                                                   -------------
   5.00%, 01/01/18 to 09/01/18(b)                       584,939          578,295
                                                                   -------------
   8.50%, 10/01/28(b)                                    79,701           85,626
                                                                   -------------
   8.00%, 10/01/30 to 04/01/32(b)                       171,554          181,571
                                                                   -------------
                                                                       2,465,599
                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-0.57%
   Pass Through Ctfs.,
   7.50%, 06/15/23(b)                                   223,621(g)      234,185
                                                                   ------------
   8.50%, 11/15/24(b)                                   129,443(g)      140,196
                                                                   ------------
   8.00%, 09/20/26(b)                                    52,449          55,697
                                                                   ------------
   6.50%, 03/15/31 to 09/15/32(b)                       393,880         406,759
                                                                   ------------
   7.00%, 04/15/31 to 08/15/31(b)                        20,754          21,780
                                                                   ------------
   6.00%, 12/15/31 to 11/15/32(b)                       135,777         138,080
                                                                   ------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-(CONTINUED)
   6.50%, 06/15/32(b)                             $     304,498(g) $     314,376
                                                                   -------------
   6.00%, 11/15/32(b)                                   376,143(g)       382,457
                                                                   -------------
   6.00%, 02/15/33(b)                                   297,835(g)       302,834
                                                                   -------------
   5.50%, 02/15/34(b)                                 1,159,593(g)     1,154,876
                                                                   -------------
                                                                       3,151,240
                                                                   -------------
      Total U.S. Mortgage-Backed Securities
         (Cost $12,462,892)                                           12,277,680
                                                                   -------------

                                                      SHARES
                                                  -------------
PREFERRED STOCKS-1.00%
LIFE & HEALTH INSURANCE-0.39%
Aegon N.V., 6.38% Pfd. (Netherlands)                     83,000        2,155,510
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.61%
Telephone & Data Systems, Inc. -Series A,
   Pfd.                                                 136,000        3,397,280
                                                                  --------------
      Total Preferred Stocks
         (Cost $5,560,000)                                             5,552,790
                                                                  --------------
COMMERCIAL PAPER-0.83%

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
Cox Communications Inc. Floating Rate
   Commercial Paper
   (Cost $4,600,000)(a)(b)(d)                     $   4,600,000        4,600,957
                                                                  --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.17%

                                                      SHARES
                                                  -------------
BROADCASTING & CABLE TV-0.17%
Adelphia Business Solutions (h)                           3,744          362,845
                                                                  --------------
Adelphia Recovery Trust -Series ACC-1 (h)               859,558           82,732
                                                                  --------------
Time Warner Cable, Inc. -Class A (i)                     13,022          479,470
                                                                  --------------
                                                                         925,047
                                                                  --------------
HOME FURNISHINGS-0.00%
O'Sullivan Industries, Inc. -Series B,
   Pfd.-Wts., expiring 11/05/09 (Acquired
   06/13/00; Cost $0)(a)(f)(j)(k)                         3,845                0
                                                                  --------------
O'Sullivan Industries, Inc. -Wts., expiring
   11/05/09  (Acquired 06/13/00; Cost
   $0)(a)(f)(j)(k)                                        3,845                0
                                                                  --------------
                                                                               0
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $48,673)(a)(f)(j)(k)                                   6,485                0
                                                                  --------------
XO Holdings Inc.                                            128              659
                                                                  --------------
XO Holdings Inc. -Class A -Wts., expiring
   01/16/10(k)                                            3,302            3,038
                                                                  --------------
XO Holdings Inc. -Class B -Wts., expiring
   01/16/10(k)                                            2,476            1,436
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Income Fund

                                                      SHARES           VALUE
                                                  -------------   --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-(CONTINUED)
XO Holdings Inc. -Class C -Wts., expiring
   01/16/10(k)                                            2,476   $          743
                                                                  --------------
                                                                           5,876
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $950,701)                                                 930,923
                                                                  --------------
TOTAL INVESTMENTS-96.72%
   (Cost $538,536,465)                                               537,062,006
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-3.28%                                   18,235,463
                                                                  --------------
NET ASSETS-100.00%                                                $  555,297,469
                                                                  --------------

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Certificates
Pfd.   -- Preferred
RB     -- Revenue Bonds
REGS   -- Regulation S
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $146,399,596, which represented 26.36% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $513,622,469, which represented 92.50% of the Fund's Net Assets. See
     Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.

(e)  Perpetual bond with no specified maturity date.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 was $24,400,386, which represented 4.39% of the Fund's Net Assets.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.

(h) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i)  Non-income producing security.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            8

AIM Income Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign

     AIM Income Fund
          securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     AIM Income Fund

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     AIM Income Fund

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     G. COVERED CALL OPTIONS WRITTEN - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

               An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     I. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

               Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

               A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or

     AIM Income Fund
          bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settledby a cash payment in the case of a credit event.

               Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

     J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                      UNREALIZED                           REALIZED
                            VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION      VALUE    DIVIDEND     GAIN
FUND                      07/31/06       COST           SALES       (DEPRECIATION)   04/30/07    INCOME     (LOSS)
----                      --------   ------------   -------------   --------------   --------   --------   --------
Liquid Assets
   Portfolio-
   Institutional Class    $397,840   $ 98,394,674   $ (98,792,514)        $--         $_____    $125,450      $--
Premier Portfolio-
   Institutional Class     397,840     98,394,674     (98,792,514)                               124,852
                          --------   ------------   -------------         ---         ------    --------      ---
   TOTAL INVESTMENTS
      IN AFFILIATES       $795,680   $196,789,348   $(197,585,028)        $--         $_____    $250,302      $--
                          ========   ============   =============         ===         ======    ========      ===

     AIM Income Fund

     NOTE 3 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                          CALL OPTION
                           CONTRACTS
                      -------------------
                     NUMBER OF   PREMIUMS
                     CONTRACTS   RECEIVED
                     ---------   --------
Beginning of period      94      $ 18,624
Expired                 (94)      (18,624)
                        ---      --------
End of period            --      $     --
                        ===      ========

     NOTE 4 - FUTURES CONTRACTS

     On April 30, 2007, $2,491,133 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                  NUMBER OF      MONTH/         VALUE       UNREALIZED
CONTRACT                          CONTRACTS    COMMITMENT     04/30/07     APPRECIATION
--------                          ---------   -----------   ------------   ------------
U.S. Treasury 2 Year Notes            219     Jun-07/Long   $ 44,833,406    $  105,585
U.S. Treasury 5 Year Notes             80     Jun-07/Long      8,466,250        43,858
U.S. Treasury 10 Year Notes         1,220     Jun-07/Long    132,160,313       842,724
U.S. Treasury 30 Year Bonds           280     Jun-07/Long     31,290,000        75,058
                                    -----                   ------------    ----------
   Total open futures contracts     1,799                   $216,749,969    $1,067,225
                                    =====                   ============    ==========

     NOTE 5 -- CREDIT DEFAULT SWAPS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                           NOTIONAL     UNREALIZED
                       REFERENCE    BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY             ENTITY    PROTECTION    FIXED RATE      DATE        (000)    (DEPRECIATION)
------------           ---------   ----------   -----------   ----------   --------   --------------
Leman Brothers, Inc.      CDX          Buy         0.40%       12/20/11     $12,500      $(13,243)

     NOTE 6 - INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $339,719,857 and $400,875,291, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $7,776,236 and $11,067,758. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 3,487,786
Aggregate unrealized (depreciation) of investment securities    (9,870,262)
                                                               -----------
Net unrealized appreciation of investment securities           $(6,382,476)
                                                               ===========

Cost of investments for tax purposes is $543,444,482.

                        AIM Intermediate Government Fund
           Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GOV-QTR-1 4/07   A I M Advisors, Inc.

AIM Intermediate Government Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
U.S. MORTGAGE-BACKED SECURITIES-72.96%(A)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-21.13%
Pass Through Ctfs.,
   8.50%, 07/01/07 to 05/01/26                    $     353,166    $     373,815
   7.00%, 11/01/10 to 03/01/36                       19,676,551       20,498,277
   6.50%, 02/01/11 to 02/01/35                       36,554,934       37,592,417
   10.00%, 11/01/11 to 04/01/20                         610,309          676,239
   12.00%, 02/01/13                                       1,187            1,296
   8.00%, 12/01/15 to 02/01/35                       14,483,677       15,409,659
   6.00%, 06/01/17 to 05/01/33                       10,365,081       10,543,678
   10.50%, 08/01/19 to 01/01/21                         114,072          125,318
   9.50%, 11/01/20 to 04/01/25                          507,536          554,044
   9.00%, 06/01/21 to 04/01/25                        2,044,803        2,194,060
   7.05%, 05/20/27                                      755,481          777,915
   7.50%, 09/01/30 to 05/01/34                       10,432,833       10,917,504
                                                                   -------------
Pass Through Ctfs., TBA,
   6.00%, 06/01/37(b)                                 8,642,000        8,712,216
                                                                   -------------
                                                                     108,376,438
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-40.40%
Pass Through Ctfs.,
   6.00%, 05/01/09 to 04/01/24                       16,376,948       16,751,542
   7.50%, 07/01/10 to 08/01/36                       17,962,217       18,773,928
   7.00%, 05/01/11 to 06/01/36                       40,059,679       41,739,061
   8.00%, 02/01/12 to 12/01/36                       16,532,314       17,517,683
   8.50%, 06/01/12 to 12/01/36                        9,669,459       10,420,695
   6.50%, 06/01/14 to 10/01/35                       42,617,641       43,939,380
   9.50%, 07/01/16 to 08/01/22                          109,413          118,735
   9.00%, 12/01/16                                      201,308          219,287
   5.00%, 01/01/17 to 12/01/18                        4,626,844        4,574,640
   10.00%, 12/20/19 to 12/20/21                         652,446          724,575
   5.50%, 03/01/21 to 10/01/33                           30,850           30,620
   6.75%, 07/01/24                                    1,808,640        1,877,906
   10.33%, 04/20/25                                     256,600          288,728
   6.95%, 07/01/25 to 09/01/26                          351,484          368,595
                                                                   -------------
Pass Through Ctfs., TBA,
   5.50%, 05/01/22(b)                                17,717,000       17,744,683
   6.00%, 05/01/22 to 05/01/37(b)                    31,863,000       32,197,832
                                                                   -------------
                                                                     207,287,890
                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-11.43%
Pass Through Ctfs.,
   6.00%, 10/15/08 to 08/15/33                        5,713,808(c)     5,811,834
   6.50%, 10/15/08 to 02/15/36                       24,396,113       25,267,582
   7.00%, 10/15/08 to 03/15/37                        7,986,171(c)     8,360,982

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-(CONTINUED)
   9.00%, 10/15/08 to 04/15/21                    $      75,908    $      81,191
   9.50%, 06/15/09 to 03/15/23                          362,827          392,584
   10.00%, 11/15/09 to 07/15/24                         893,726          994,692
   11.00%, 12/15/09 to 10/15/15                           6,514            6,998
   12.50%, 11/15/10                                       4,291            4,708
   13.00%, 01/15/11 to 12/15/14                          45,502           51,421
   13.50%, 04/15/11 to 04/15/15                          76,682           86,048
   12.00%, 02/15/13 to 07/15/15                          58,384           66,154
   10.50%, 02/15/16                                       3,922            4,394
   8.50%, 08/20/16 to 01/15/37                          486,949          521,764
   8.75%, 10/20/16 to 01/20/17                           51,404           54,534
   8.00%, 03/20/17 to 08/15/36                        6,514,224        6,932,275
   6.95%, 07/20/25 to 11/20/26                        1,878,495        1,963,022
   7.50%, 03/15/26 to 10/15/36                        7,683,782        8,037,371
                                                                      58,637,554
                                                                   -------------
      Total U.S. Mortgage-Backed Securities
         (Cost $378,306,925)                                         374,301,882
                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES-35.46%(A)
FEDERAL FARM CREDIT BANK (FFCB)-11.08%
Bonds,
   5.90%, 04/10/15                                    4,800,000        4,805,280
   5.70%, 12/08/15                                   25,000,000       24,922,500
   6.15%, 10/05/20                                    3,660,000        3,665,563
   5.75%, 01/18/22                                   16,000,000       16,025,280
                                                                   -------------
Medium Term Notes, 5.75%, 12/07/28                    7,000,000        7,417,340
                                                                   -------------
                                                                      56,835,963
                                                                   -------------
FEDERAL HOME LOAN BANK (FHLB)-8.14%
Unsec. Bonds,
   6.35%, 10/04/21                                    3,400,000        3,415,980
   6.15%, 01/03/22                                   15,000,000       14,912,550
   6.15%, 12/08/26                                   21,000,000       20,727,210
                                                                   -------------
Unsec. Disc. Bonds,5.25%, 11/16/15(d)                 2,700,000        2,699,784
                                                                   -------------
                                                                      41,755,524
                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.88%
Unsec. Global Notes, 5.50%, 08/20/19                  3,000,000        3,005,610
                                                                   -------------
Unsec. Medium Term Notes, 5.25%, 12/05/11             1,500,000        1,497,885
                                                                   -------------
                                                                       4,503,495
                                                                   -------------

AIM Intermediate Government Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-14.57%
Unsec. Notes,
   6.00%, 04/19/13                                $   4,600,000    $   4,610,488
   6.00%, 11/17/15                                    6,900,000        6,906,417
   6.13%, 03/21/16                                    7,000,000        7,013,370
   6.50%, 07/26/16                                   35,600,000       35,723,176
   6.38%, 12/28/20                                   17,000,000       17,026,860
   6.50%, 11/25/25                                    3,500,000        3,496,535
                                                                   -------------
                                                                      74,776,846
                                                                   -------------
PRIVATE EXPORT FUNDING CORP.-0.79%
Series G, Sec. Gtd. Notes, 6.67%, 09/15/09            3,900,000        4,041,726
                                                                   -------------
      Total U.S. Government Agency Securities
         (Cost $181,433,468)                                         181,913,554
                                                                   -------------
U.S. TREASURY SECURITIES-1.26%(A)
U.S. TREASURY BONDS-0.84%
   7.50%, 11/15/24                                    3,300,000(c)     4,312,671
                                                                   -------------
U.S. TREASURY STRIPS-0.42%
   6.79%, 11/15/18(e)                                 1,000,000          576,870
   6.85%, 11/15/18(e)                                 2,750,000        1,586,393
                                                                       2,163,263
                                                                   -------------
      Total U.S. Treasury Securities
         (Cost $5,944,663)                                             6,475,934
                                                                   -------------
FOREIGN SOVEREIGN BONDS-0.42%(A)
Israel Government AID Bond (Israel),
   Gtd. Global Bonds, 5.13%, 11/01/24
   (Cost $2,220,243)                                  2,200,000        2,162,138
                                                                   -------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-110.10%
   (Cost $567,905,299)                                               564,853,508
                                                                   -------------

                                                    REPURCHASE
                                                      AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS-0.43%(F)
Barclays Capital Inc., Joint agreement dated
   04/30/07, aggregate maturing value
   $253,316,374 (collateralized by U.S.
   Government obligations valued at
   $258,345,430; 0%-5.60%,
   06/28/07-04/20/17) 5.22%, 05/01/07
   (Cost $2,197,452)                                  2,197,771        2,197,452
                                                                   -------------
TOTAL INVESTMENTS-110.53%
   (Cost $570,102,751)                                               567,050,960
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-(10.53)%                               (53,999,730)
                                                                   -------------
NET ASSETS-100.00%                                                 $ 513,051,230
                                                                   -------------

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
Gtd.   -- Guaranteed
Sec.   -- Secured
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA    -- To Be Announced
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $564,853,508, which represented 110.10% of the Fund's Net Assets. See
     Note 1A.

(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(d) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)  Principal amount equals value at period end. See Note 1F.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Intermediate Government Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     AIM Intermediate Government Fund

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D.   RISKS INVOLVED IN INVESTING IN THE FUND

               U.S. Government Funds - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

     E. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver,

     AIM Intermediate Government Fund
          whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     F. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

     G. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

     AIM Intermediate Government Fund

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended April 30, 2007.

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION      VALUE     DIVIDEND     REALIZED
FUND                           07/31/06         COST          SALES       (DEPRECIATION)   04/30/07     INCOME     GAIN (LOSS)
----                         -----------   ------------   -------------   --------------   --------   ----------   -----------
Government & Agency
   Portfolio-Institutional
   Class                     $75,379,355   $120,653,565   $(196,032,920)        $--           $--     $1,099,651       $--

     NOTE 3 -- FUTURES CONTRACTS

     On April 30, 2007, $886,764 principal amount of U.S. Treasury and U.S. Government Agency obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                              NUMBER OF      MONTH/         VALUE        APPRECIATION
          CONTRACT            CONTRACTS    COMMITMENT      04/30/07     (DEPRECIATION)
          --------            ---------   ------------   ------------   --------------
U.S. Treasury 2 Year Notes       164      June-07/Long   $ 33,573,875      $ 60,319
U.S. Treasury 5 Year Notes       590      June-07/Long     62,438,594       (12,031)
U.S. Treasury 10 Year Notes      686      June-07/Long     74,313,093       181,003
U.S. Treasury Long Bonds          84      June-07/Long      9,387,000        53,249
                                                         ------------      --------
                                                         $179,712,562      $282,540
                                                         ============      ========

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $182,939,174 and $183,851,912, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $2,248,781. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $ 2,161,584
Aggregate unrealized (depreciation) of investment securities           (5,213,375)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(3,051,791)
                                                                      ============

Cost of investments is the same for tax and financial statement purposes.

                       AIM Limited Maturity Treasury Fund
            Quarterly Schedule of Portfolio Holdings - April 30, 2007


                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   LTD-QTR-1 4/07   A I M Advisors, Inc.

AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                           PRINCIPAL
                                             AMOUNT
                                MATURITY     (000)         VALUE
                                --------   ---------   ------------
U.S. TREASURY NOTES-99.63%(a)
4.88%                           05/31/08    $15,900    $ 15,900,000
5.13%                           06/30/08     16,000      16,049,920
5.00%                           07/31/08     16,000      16,035,040
4.88%                           08/31/08     15,900      15,912,402
4.63%                           09/30/08     15,900      15,870,108
4.88%                           10/31/08     15,900      15,927,348
4.63%                           11/30/08     15,900      15,882,669
4.75%                           12/31/08     16,000      16,015,040
4.88%                           01/31/09     16,000      16,055,040
4.75%                           02/28/09     15,900      15,927,348
4.50%                           03/31/09     15,900      15,867,723
4.50%                           04/30/09     15,900      15,870,172
                                                       ------------
TOTAL INVESTMENTS-99.63%
   (Cost $191,120,618)                                  191,312,810
                                                       ------------
OTHER ASSETS LESS LIABILITIES-0.37%                         715,348
                                                       ------------
NET ASSETS-100.00%                                     $192,028,158
                                                       ============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $191,312,810, which represented 99.63% of the Fund's Net Assets. See
     Note 1A.

AIM LIMITED MATURITY TREASURY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

               Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

AIM LIMITED MATURITY TREASURY FUND

     NOTE 2 -- INVESTMENT SECURITIES

     The aggregate amount of U.S. Treasury obligations purchased and sold by the Fund during the nine months ended April 30, 2007 was $162,450,977 and $197,411,257, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $239,483
Aggregate unrealized (depreciation) of investment securities    (48,089)
                                                               --------
Net unrealized appreciation of investment securities           $191,394
                                                               ========

Cost of investments for tax purposes is $191,121,416.

                              AIM Money Market Fund
            Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   MKT-QTR-1 4/07   A I M Advisors, Inc.

AIM Money Market Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
COMMERCIAL PAPER-38.28%(A)
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-3.11%

Old Line Funding, LLC
   (Acquired 04/30/07; Cost
   $31,855,196)
   5.26%(b)                               05/31/07   $    32,000   $  31,859,867
                                                                   -------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-9.78%
Concord Minutemen
   Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 02/02/07; Cost
   $9,738,556) 5.20%(b)                   08/02/07        10,000       9,865,667
                                                                   -------------
   (Acquired 04/12/07; Cost
   $21,801,993)
   5.20%(b)                               09/14/07        22,298      21,859,968
                                                                   -------------
Legacy Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 04/17/07; Cost
   $14,606,425)
   5.19%(b)                               10/16/07        15,000      14,636,700
                                                                   -------------
   (Acquired 04/16/07; Cost
   $13,628,627)
   5.19%(b)                               10/17/07        14,000      13,658,901
                                                                   -------------
Lexington Parker Capital
   Co., LLC
   (Multi CEP's- Liberty
   Hampshire Co., LLC; agent)
   (Acquired 02/27/07; Cost
   $39,995,804)
   5.27%(b)(c)                            09/04/07        40,000      39,997,173
                                                                   -------------
                                                                     100,018,409
                                                                   -------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-13.62%
Clipper Receivables Co., LLC
   5.23%                                  06/19/07        48,000      47,658,307
                                                                   -------------
CRC Funding LLC
   (Acquired 03/16/07; Cost
   $18,872,542)
   5.25%(b)                               05/04/07        19,000      18,991,687
                                                                   -------------


                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
ASSET-BACKED SECURITIES - MULTI-
PURPOSE-(CONTINUED)
Park Avenue Receivables Co.,
   LLC
   (Acquired 04/24/07; Cost
   $47,803,253)
   5.27%(b)                               05/22/07   $    48,000   $  47,852,440
                                                                   -------------
Windmill Funding Corp.
   (Acquired 03/08/07; Cost
   $24,666,819)
   5.22%(b)                               06/08/07        25,000      24,862,382
                                                                   -------------
                                                                     139,364,816
                                                                   -------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-5.25%
Galaxy Funding Inc.
   (Acquired 02/09/07; Cost
   $34,577,161)
   5.24%(b)                               05/03/07        35,000      34,989,811
                                                                   -------------
Scaldis Capital Ltd./LLC
   (Acquired 02/22/07; Cost
   $18,590,685)
   5.21%(b)(d)                            07/25/07        19,000      18,766,498
                                                                   -------------
                                                                      53,756,309
                                                                   -------------
DIVERSIFIED BANKS-3.75%
CALYON North America Inc.
   5.18%(d)                               08/22/07        30,000      29,512,216
                                                                   -------------
HBOS Treasury Services PLC
   5.20%(d)                               07/23/07         9,000       8,892,204
                                                                   -------------
                                                                      38,404,420
                                                                   -------------
INVESTMENT BANKING & BROKERAGE-0.98%
UBS Americas Inc.
   5.25%(d)                               05/11/07        10,000       9,985,431
                                                                   -------------
LETTER OF CREDIT ENHANCED-1.06%
Alabama (State of)
   Industrial Development
   Authority (Commscope
   Project); Taxable Series
   1995, Notes (LOC-Wachovia
   Bank, N.A.)
   5.32%(e)                               05/01/07        10,800      10,800,000
                                                                   -------------
REGIONAL BANKS-0.73%
Stadshypotek Delaware, Inc.
   (Acquired 04/30/07; Cost
   $7,453,385)
   5.24%(b)(d)                            07/27/07         7,550       7,454,483
                                                                   -------------
      Total Commercial Paper
         (Cost $391,643,735)                                         391,643,735
                                                                   -------------

AIM Money Market Fund

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
ASSET-BACKED SECURITIES-10.58%
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-2.93%
RACERS Trust;
   Series 2004-6-MM,
   Floating Rate Notes
   (CEP-Lehman Brothers
   Holdings Inc.)
   (Acquired 04/13/04; Cost
   $30,000,000)
   5.37%(b)(c)                            09/22/07   $    30,000   $  30,000,000
                                                                   -------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-2.44%
Sigma Finance Inc.
   (Acquired 11/28/06; Cost
   $25,000,000)
   5.28%(b)(d)                            12/03/07        25,000      25,000,000
                                                                   -------------
FULLY SUPPORTED MONOLINE-4.27%
Wachovia Asset
   Securitization Issuance, LLC;
   Series 2004-HEMM1, Class
   A, Putable Floating Rate Bonds
   (Acquired 03/08/07; Cost
   $6,432,632)
   5.31%(b)(f)                            11/25/34         6,433       6,432,632
                                                                   -------------
   Series 2004-HEMM2, Class
   AMM, Putable Floating
   Rate Bonds
   (CEP-Ambac Assurance Corp.)
   (Acquired
   09/07/05-03/23/07; Cost
   $37,212,530)
   5.31%(b)(f)                            12/25/34        37,213      37,212,529
                                                                   -------------
                                                                      43,645,161
                                                                   -------------
STRUCTURED-0.94%
Paragon Mortgages PLC;
   (United Kingdom) Series
   13A, Class A1, Floating
   Rate Bonds
   (Acquired 10/20/06; Cost
   $9,614,560)
   5.31%(b)(c)(d)                         07/15/07         9,615       9,614,560
                                                                   -------------
      Total Asset-Backed Securities
         (Cost $108,259,721)                                         108,259,721
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
VARIABLE RATE DEMAND NOTES-9.02%(F)
INSURED-2.81%(G)
Aerospace Corp.;
   Series 2006, Taxable
   Bonds (INS-Financial
   Guaranty Insurance Co.)
   (Acquired 05/16/06; Cost
   $25,000,000)
   5.31%(b)(h)                            06/01/36   $    25,000   $  25,000,000
                                                                   -------------
Michigan (State of), Housing
   Development Authority;
   Series 2000 C, Taxable
   RB (INS-MBIA Insurance Corp.)
   5.35%(h)                               12/01/20         3,700       3,700,000
                                                                   -------------
                                                                      28,700,000
                                                                   -------------
LETTER OF CREDIT ENHANCED-6.21%(E)
A Mining Group LLC;
   Series 2006, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   5.44%(h)                               06/01/29           500         500,000
                                                                   -------------
ABAG Finance Authority for
   Nonprofit Corporations
   (YMCA of San Francisco);
   Series 2004 A, Refunding
   Taxable RB
   (LOC-Wells Fargo Bank, N.A.)
   5.35%(h)                               10/01/29         9,010       9,010,000
                                                                   -------------
Athens (City of) Clarke
   (County of), Georgia
   Industrial Development
   Authority (Allen
   Properties, Inc. Project);
    Series 2003, Taxable RB
   (LOC-SunTrust Bank)
   5.35%(h)                               12/01/24         6,880       6,880,000
                                                                   -------------
Chula Vista (City of),
   California (Teresina
   Apartments);
   Series 2006 A, Refunding
   Multi-Family Housing
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   5.32%(h)                               05/15/36         5,100       5,100,000
                                                                   -------------
District of Columbia
   (National Association of
   Realtors);
    Series 2003 B, Taxable RB
   (LOC-SunTrust Bank)
   5.35%(h)                               04/01/24         7,800       7,800,000
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Money Market Fund

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
LETTER OF CREDIT ENHANCED(E)-
(CONTINUED)
FE, LLC;
   Series A, Loan Program
   Notes
   (LOC-Fifth Third Bank)
   5.35%                                  04/01/28   $     5,960   $   5,960,000
                                                                   -------------
Food Supply Inc.;
   Series 2004, Notes
   (LOC-SunTrust Bank)
   5.35%(h)                                05/01/24        4,135       4,135,000
                                                                   -------------
Los Lunas (Village of), New
   Mexico (Fresenius Medical
   Care Project);
   Series 2005 B, Refunding
   Taxable IDR
   (LOC-Wells Fargo Bank, N.A.)
   5.40%(h)                               02/01/25         1,200       1,200,000
                                                                   -------------
Parma (City of), Ohio
   Economic Development (PRL Corp.);
   Series 2006 B, RB
   (LOC-JPMorgan Chase Bank, N.A.)
   5.32%(h)                               11/01/30         8,970       8,970,000
                                                                   -------------
Sheridan (City of), Colorado
   Redevelopment Agency
   (South Santa Fe Drive
   Corridor Redevelopment
   Project);
   Series 2007 A-2, Tax
   Increment Allocation RB
   (LOC-Citibank, N.A.)
   5.32%(h)                               12/01/29        11,500      11,500,000
                                                                   -------------
Thomasville (City of),
   Georgia Payroll
   Development Authority
   (American Fresh Foods L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.39%(h)                               09/01/17         2,500       2,500,000
                                                                   -------------
                                                                      63,555,000
                                                                   -------------
      Total Variable Rate Demand Notes
         (Cost $92,255,000)                                           92,255,000
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
MASTER NOTE AGREEMENT-4.89%
Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 04/05/07; Cost
   $50,000,000)
   5.44%(b)(c)(h)(i)
   (Cost $50,000,000)                     06/06/07   $    50,000   $  50,000,000
                                                                   -------------
CERTIFICATES OF DEPOSIT-4.79%
Barclays Bank PLC
   5.45%                                  06/12/07        10,000      10,000,000
                                                                   -------------
Deutsche Bank
   (United Kingdom)
   5.34%(d)                               07/23/07        14,000      14,000,000
                                                                   -------------
Societe Generale S.A.
   (United Kingdom)
   5.35%(d)                               10/16/07        25,000      25,000,561
                                                                   -------------
      Total Certificates of Deposit
         (Cost $49,000,561)                                           49,000,561
                                                                   -------------
FUNDING AGREEMENTS-3.62%
MetLife Insurance Co. of
   Connecticut
   (Acquired 10/13/06; Cost
   $12,000,000)
   5.42%(b)(c)(j)                         10/12/07        12,000      12,000,000
                                                                   -------------
New York Life Insurance Co.
   (Acquired 04/04/07; Cost
   $25,000,000)
   5.41%(b)(c)(j)                         04/04/08        25,000      25,000,000
                                                                   -------------
      Total Funding Agreements
         (Cost $37,000,000)                                           37,000,000
                                                                   -------------
MEDIUM-TERM NOTES-3.22%
Credit Agricole S.A.
   Floating Rate MTN
   (Acquired 06/23/06; Cost
   $10,000,000)
   5.33%(b)(c)(d)                         04/23/08        10,000      10,000,000
                                                                   -------------
Societe Generale S.A.
   Unsec. Floating Rate MTN
   (Acquired 10/26/05; Cost
   $23,000,000)
   5.31%(b)(c)(d)                         05/01/08        23,000      23,000,000
                                                                   -------------
      Total Medium-Term Notes
         (Cost $33,000,000)                                           33,000,000
                                                                   -------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-74.40%
   (Cost $761,159,017)                                               761,159,017
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Money Market Fund

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
REPURCHASE AGREEMENTS-25.25%(K)
BNP Paribas Securities Corp.,
   Agreement dated 04/30/07, maturing
   value $45,006,716 (collateralized
   by Corporate obligations valued at
   $47,250,000; 0%-7.07%,
   10/19/08-09/25/46)
   5.37%, 05/01/07(d)                             $  45,006,716   $   45,000,000
                                                                  --------------
Citigroup Global Markets Inc., Joint
   agreement dated 04/30/07, aggregate
   maturing value $1,100,164,160
   (collateralized by Corporate
   obligations valued at
   $1,155,000,001; 5.64%-7.29%,
   02/15/11-09/15/47)
   5.37%, 05/01/07                                   45,006,716       45,000,000
                                                                  --------------
Fortis Bank S.A./N.V. NY Branch; Joint
   agreement dated 04/30/07, aggregate
   maturing value $1,100,163,854
   (collateralized by Corporate
   obligations valued at
   $1,155,000,000; 5.53%-6.08%,
   04/25/36-01/05/52)
   5.36%, 05/01/07(d)                                45,006,703       45,000,000
                                                                  --------------
Greenwich Capital Markets, Inc., Joint
   agreement dated 04/30/07, aggregate
   maturing value $800,116,444
   (collateralized by U.S. Government
   obligations valued at $816,005,282;
   3.88%-7.21%, 03/31/12-01/01/47)
   5.24%, 05/01/07                                  123,379,748      123,361,792
                                                                  --------------
      Total Repurchase Agreements
         (Cost $258,361,792)                                         258,361,792
                                                                  --------------
TOTAL INVESTMENTS(l)(m)-99.65%
   (Cost $1,019,520,809)                                           1,019,520,809
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.35%                                    3,579,184
                                                                  --------------
NET ASSETS-100.00%                                                $1,023,099,993
                                                                  --------------

Investment Abbreviations:

CEP    --  Credit Enhancement Provider
IDR    --  Industrial Development Revenue Bonds
INS    --  Insurer
LOC    --  Letter of Credit
MTN    --  Medium-Term Notes
RACERS --  Restructured Asset Certificates with Enhanced ReturnS(SM)
RB     --  Revenue Bonds
Unsec. --  Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $538,055,298, which represented 52.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.

(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 10.5%; United Kingdom: 7.1%; and Belgium: 6.2%.

(e) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.

(g) Principal and/or interest payments are secured by the bond insurance company listed.

(h) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 was $37,000,000, which represented 3.62% of the Fund's Net Assets.

(k)  Principal amount equals value at period end. See Note 1D.

(l) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(m)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Money Market Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                             AIM Municipal Bond Fund
            Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com  MBD-QTR-1 4/07   A I M Advisors, Inc.

AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
MUNICIPAL OBLIGATIONS-98.42%
ALABAMA-1.59%(A)
Alabama (State of) Public
   School & College Authority;
   Series 1999 C, Capital
   Improvement RB
   5.75%, 07/01/17 (b)                AA     Aa2       $   1,400   $   1,476,006
                                                                   -------------
Baldwin (County of); Series
   2006 A, Unlimited Tax GO
   Wts. (INS-XL Capital
   Assurance Inc.)
   5.00%, 01/01/21 (b)(c)             AAA    Aaa           1,490       1,593,585
                                                                   -------------
Birmingham (City of) Special
   Care Facilities Financing
   Authority (Children's
   Hospital of Alabama); Series
   2002, Health Care Facility
   RB (INS-Ambac Assurance
   Corp.)
   5.38%, 06/01/23 (b)(c)             AAA    Aaa           1,500       1,592,460
                                                                   -------------
Jefferson (County of);
   Series 2000,
   School Limited Obligation
   Wts. (INS-Financial Security
   Assurance Inc.)
   5.50%, 02/15/20(b)(c)              AAA    Aaa           1,250       1,303,862
                                                                   -------------
   Series 2001 A
   Capital Improvement Sewer
   Revenue Wts.
   5.00%, 02/01/11(b)(d)(e)           AAA    Aaa             775         816,641
                                                                   -------------
Lauderdale (County of) &
   Florence (City of) Health
   Care Authority (Coffee
   Health Group); Series 2000
   A, RB (INS-MBIA Insurance
   Corp.)
   6.00%, 07/01/29 (b)(c)             AAA    Aaa           1,000       1,076,730
                                                                   -------------
University of Alabama; Series
   2004 A, RB (INS-MBIA
   Insurance Corp.)
   5.00%, 07/01/29 (b)(c)             AAA    Aaa           1,000       1,052,140
                                                                   -------------
                                                                       8,911,424
                                                                   -------------
ALASKA-0.56%
Alaska (State of) Housing
   Finance Corp. (State
   Building Lease); Series
   1999, RB
   5.75%, 04/01/10 (b)(d)(e)          AAA    Aaa           2,000       2,114,920
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
ALASKA-(CONTINUED)
Alaska (State of) Municipal
   Bond Bank Authority; Series
   2007 2, GO (INS-Ambac
   Assurance Corp.)
   4.50%, 12/01/26 (b)(c)             AAA    Aaa       $   1,000   $   1,003,060
                                                                   -------------
                                                                       3,117,980
                                                                   -------------
AMERICAN SAMOA-0.23%
American Samoa (Territory of);
   Series 2000, Refunding
   Unlimited Tax GO (INS-ACA
   Financial Guaranty Corp.)
   6.00%, 09/01/08 (b)(c)              A      --           1,280       1,313,370
                                                                   -------------
ARIZONA-0.19%
Phoenix (City of) Civic
   Improvement Corp. (Waste
   Water System); Series 2000,
   Jr. Lien RB (INS-Financial
   Guaranty Insurance Co.)
   5.70%, 07/01/08 (b)(c)             AAA    Aaa           1,055       1,078,949
                                                                   -------------
ARKANSAS-0.55%
Baxter (County of);
   Series 2007
   Refunding Hospital RB
   4.63%, 09/01/28(b)                 BBB    Baa2            500         494,955
                                                                   -------------
   5.00%, 09/01/26(b)                 BBB    Baa2          1,000       1,026,940
                                                                   -------------
North Little Rock (City of)
   Health Facilities Board
   (Baptist Health); Series
   2001, Health Care RB
   5.70%, 07/01/22 (b)                A+     --              500         517,465
                                                                   -------------
Van Buren (County of) Public
   Facilities Board; Series
   2000, Refunding &
   Construction Sales & Use Tax
   RB (INS-Ambac Assurance
   Corp.)
   5.60%, 12/01/25 (b)(c)              --    Aaa           1,000       1,057,250
                                                                   -------------
                                                                       3,096,610
                                                                   -------------
CALIFORNIA-5.18%
ABAG Finance Authority for
   Non-Profit Corps. (Lincoln
   Glen Manor for Senior
   Citizens); Series 2000, COP
   (CEP-Cal-Mortgage)
   6.10%, 02/15/25 (b)                A+     --            1,000       1,028,720
                                                                   -------------

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
CALIFORNIA-(CONTINUED)
ABAG Finance Authority for
   Non-Profit Corps. (Lytton
   Gardens Inc.); Series 1999,
   COP (CEP-Cal-Mortgage)
   6.00%, 02/15/19 (b)                A+     --        $   1,585   $   1,628,683
                                                                   -------------
ABAG Finance Authority for
   Non-Profit Corps. (Odd
   Fellows Home of California);
   Series 1999, COP
   (CEP-Cal-Mortgage)
   6.00%, 08/15/24 (b)                A+     --            1,000       1,016,010
                                                                   -------------
Bell (City of) Community
   Housing Authority; Series
   2005, Refunding Lease RB
   (INS-Ambac Assurance Corp.)
   5.00%, 10/01/30 (b)(c)             AAA    --            1,000       1,046,060
                                                                   -------------
Big Bear Lake (City of); Series
   1996, Refunding Water RB
   (INS-MBIA Insurance Corp.)
   6.00%, 04/01/22 (b)(c)             AAA    Aaa           2,000       2,354,120
                                                                   -------------
California (State of),
   Series 2003
   Unlimited Tax GO (INS-Ambac
   Assurance Corp.)
   5.00%, 02/01/33(b)(c)              AAA    Aaa           2,445       2,556,761
                                                                   -------------
   Series 2007
   Refunding Unlimited Tax GO
   4.50%, 08/01/30(b)                 A+     A1            2,500       2,478,475
                                                                   -------------
California (State of)
   Department of Water
   Resources; Series 2002 A,
   Power Supply RB
   5.38%, 05/01/12 (b)(d)(e)          NRR    Aaa           1,000       1,087,890
                                                                   -------------
California (State of)
   Educational Facilities
   Authority (Fresno Pacific
   University); Series 2000 A,
   RB
   6.05%, 03/01/11 (b)                 --    Baa3          1,350       1,433,052
                                                                   -------------
California State University
   (Systemwise); Series 2005 A,
   RB (INS-Ambac Assurance
   Corp.)
   5.00%, 11/01/25 (b)(c)             AAA    Aaa           2,100       2,229,192
                                                                   -------------
Dinuba (City of) Redevelopment
   Agency (Merged City
   Redevelopment Project No. 2);
   Series 2005
   Refunding Tax Allocation RB
   (INS-Ambac Assurance Corp.)
   5.00%, 09/01/34(b)(c)              AAA    Aaa           1,000       1,047,080
                                                                   -------------
   Series 2006
   Refunding Tax Allocation RB
   (INS-Ambac Assurance Corp.)
   4.25%, 09/01/26(b)(c)              AAA    Aaa           1,000         981,830
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
CALIFORNIA-(CONTINUED)
El Cajon (City of)
   Redevelopment Agency (El
   Cajon Redevelopment Project;
   Series 2007, Tax Allocation
   RB (INS-Ambac Assurance
   Corp.)
   4.25%, 10/01/30 (b)(c)             AAA     Aaa      $   1,000   $     962,610
                                                                   -------------
El Centro (City of) Financing
   Authority; Series 2006 A,
   Water RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 10/01/26 (b)(c)             AAA    Aaa           2,000       2,123,260
                                                                   -------------
Evergreen Elementary School
   District; Series 2007 A,
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   4.38%, 08/01/28 (b)(c)             AAA    Aaa           1,700       1,691,755
                                                                   -------------
Foothill/Eastern Corridor
   Agency (California Toll Road
   Project); Series 1995 A, Sr.
   Lien RB
   6.00%, 01/01/10 (b)(d)(e)          AAA    Aaa             400         424,652
                                                                   -------------
Golden State Tobacco
   Securitization Corp.; Series
   2007 A-1, Sr. Asset-Backed
   Tobacco Settlement RB
   5.00%, 06/01/33 (b)                BBB    Baa3          1,000         997,070
                                                                   -------------
Montclair (City of) Financing
   Authority (Public Facilities
   Project); Series 2005, Lease
   RB (INS-Ambac Assurance
   Corp.)
   4.60%, 10/01/25 (b)(c)             AAA    --           1,150        1,171,655
                                                                   -------------
Sacramento (City of) Financing
   Authority (Convention Center
   Hotel); Series 1999 A, Sr.
   RB
   6.25%, 01/01/30 (b)(f)             --     --             660          686,294
                                                                   -------------
Saugus (City of) Union School
   District; Series 2005 B,
   Unlimited Tax GO
   5.00%, 08/01/15 (b)(d)(e)          AAA    Aaa           2,000       2,183,180
                                                                   -------------
                                                                      29,128,349
                                                                   -------------
COLORADO-3.88%
Aurora (City of); Series 2000,
   Public Improvement COP
   5.50%, 12/01/10 (b)(d)(e)          AAA    Aaa          3,330        3,532,464
                                                                   -------------
Boulder (County of); Series
   2005 A, Open Space Capital
   Improvement Trust Fund RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 01/01/24 (b)(c)             AAA    Aaa          4,145        4,399,130
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
COLORADO-(CONTINUED)
Colorado (State of) E-470
   Public Highway Authority;
   Series 2000 A, Sr. RB
   5.75%, 09/01/10 (b)(d)(e)          AAA    Aaa       $   1,000   $  1,082,260
                                                                   -------------
Colorado (State of) Educational
   & Cultural Facilities
   Authority (Peak to Peak
   Project); Series 2004,
   Charter School Refunding &
   Improvement RB (INS-XL
   Capital Assurance Inc.)
   5.25%, 08/15/24 (b)(c)             AAA    Aaa           1,000       1,082,840
                                                                   -------------
Colorado (State of) Health
   Facilities Authority
   (Exempla Inc.);
   Series 2002 A
   RB
   5.50%, 01/01/23(b)                 A-     A1            2,850       3,008,830
                                                                   -------------
   5.63%, 01/01/33(b)                 A-     A1            2,000       2,102,020
                                                                   -------------
Denver (City of) Health &
   Hospital Authority; Series
   2004 A, Refunding Health
   Care RB
   6.25%, 12/01/33 (b)                BBB    Baa3            750         824,865
                                                                   -------------
Meridian Metropolitan District;
   Series 2001 B, Refunding &
   Improvement Unlimited Tax GO
   (INS-Radian Asset Assurance,
   Inc.)
   5.00%, 12/01/25 (b)(c)             AA     --            1,000       1,027,520
                                                                   -------------
MidCities Metropolitan District
   No. 2; Series 2006,
   Refunding & Improvement
   Unlimited Tax GO (INS-Radian
   Asset Assurance, Inc.)
   5.13%, 12/01/30 (b)(c)             AA     --            2,000       2,113,860
                                                                   -------------
Northwest Parkway Public
   Highway Authority; Series
   2001 A, Sr. RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 06/15/41 (b)(c)             AAA    Aaa           1,000       1,061,600
                                                                   -------------
Superior (City of) Metropolitan
   District No. 1; Series 2006,
   Refunding RB (INS-Ambac
   Assurance Corp.)
   5.00%, 12/01/23 (b)(c)             AAA    Aaa          1,450        1,551,109
                                                                   -------------
                                                                      21,786,498
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
CONNECTICUT-2.41%
Connecticut (State of) (Bradley
   International Airport);
   Series 2000 A, Special
   Obligation Parking RB
   (INS-ACA Financial Guaranty
   Corp.)
   6.60%, 07/01/24 (b)(c)(g)          A      --        $   1,250   $   1,354,613
                                                                   -------------
Connecticut (State of)
   (Transportation
   Infrastructure);
   Series 1991 B,
   Special Obligation Tax RB
   6.50%, 10/01/10(b)                 AA     A1              530         575,707
                                                                   -------------
   6.50%, 10/01/12(b)                 AA     A1            1,500       1,691,655
                                                                   -------------
Connecticut (State of) Area
   Cooperative Educational
   Services (Staff
   Development/Administration
   Facilities); Series 1999,
   Unlimited Tax GO (INS-ACA
   Financial Guaranty Corp.)
   5.63%, 07/15/19 (b)(c)             A      --            1,060       1,085,005
                                                                   -------------
Connecticut (State of) Health &
   Educational Facilities
   Authority (Bridgeport
   Hospital); Series 1992 A, RB
   (INS-MBIA Insurance Corp.)
   6.63%, 07/01/18 (b)(c)             AAA    Aaa             500         500,445
                                                                   -------------
Connecticut (State of) Health &
   Educational Facilities
   Authority (Loomis Chaffee
   School); Series 2001 D, RB
   5.25%, 07/01/11 (b)(d)(e)          NRR    NRR           1,000       1,068,200
                                                                   -------------
Connecticut (State of) Health &
   Educational Facilities
   Authority (William W. Backus
   Hospital); Series 1997 D, RB
   5.75%, 07/01/07 (b)(d)(e)          AAA    Aaa           1,000       1,023,220
                                                                   -------------
Connecticut (State of) Housing
   Finance Authority (Group
   Home Mortgage); Series 2000
   GH-5, Special Obligation RB
   (INS-Ambac Assurance Corp.)
   5.85%, 06/15/30 (b)(c)             AAA    Aaa             500         527,455
                                                                   -------------
Connecticut (State of) Housing
   Finance Authority (Housing
   Mortgage Finance Program);
   Series 1996 C-1,
   RB
   6.30%, 11/15/17(b)                 AAA    Aaa           1,015       1,034,458
                                                                   -------------
   Series 1998 C,
   RB
   5.50%, 11/15/35(b)(g)              AAA    Aaa           1,775       1,816,730
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
CONNECTICUT-(CONTINUED)
Mansfield (City of); Series
   1990, Unlimited Tax GO
   6.00%, 06/15/07 (b)                --     Aa3       $     100   $     100,247
                                                                   -------------
New Britain (City of); Series
   1992, Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   6.00%, 02/01/11 (b)(c)             AAA    Aaa             400         432,448
                                                                   -------------
North Canaan (City of);
   Series 1991
   Unlimited Tax GO
   6.50%, 01/15/10(b)                 --     A3              125         133,541
                                                                   -------------
   6.50%, 01/15/11(b)                 --     A3              125         137,126
                                                                   -------------
Somers (City of); Series 1990,
   Unlimited Tax GO
   6.00%, 12/01/10 (b)                --     A1              190         203,722
                                                                   -------------
University of Connecticut;
   Series 2000 A, Student Fee RB
   6.00%, 11/15/10 (b)(d)(e)          NRR    NRR           1,325       1,438,990
                                                                   -------------
Westbrook (City of); Series
   1992, Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   6.40%, 03/15/10 (b)(c)             AAA    Aaa             380         408,283
                                                                   -------------
                                                                      13,531,845
                                                                   -------------
DELAWARE-0.05%
Delaware (State of)
   Economic Development Authority
   (Osteopathic Hospital
   Association); Series 1993 A, RB
   6.75%, 01/01/13 (b)(e)             NRR    Aaa             250         275,025
                                                                   -------------
DISTRICT OF COLUMBIA-0.42%
District of Columbia
   (George Washington University);
   Series 2001 A, RB (INS-MBIA
   Insurance Corp.)
   5.13%, 09/15/31 (b)(c)             AAA    Aaa           1,000       1,040,150
                                                                   -------------
District of Columbia
   (Gonzaga College High School);
   Series 1999,
   RB (INS-Financial
   Security Assurance Inc.)
   5.38%, 07/01/19 (b)(c)             AAA    Aaa           1,055       1,097,263
                                                                   -------------
District of Columbia
   (Mandarin Oriental
   Hotel Project);
   Series 2002, Tax Increment
   RB (INS-Financial Security
   Assurance Inc.)
   5.25%, 07/01/22 (b)(c)             AAA    Aaa             200         212,406
                                                                   -------------
                                                                       2,349,819
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
FLORIDA-2.52%
Bartow (City of); Series 2006,
   Refunding Water & Sewer
   System RB (INS-Financial
   Guaranty Insurance Co.)
   4.25%, 10/01/29 (b)(c)             AAA    Aaa       $   5,000   $   4,865,850
                                                                   -------------
Brevard (County of) School
   Board; Series 2006 A, COP
   (INS-Ambac Assurance Corp.)
   5.00%, 07/01/22 (b)(c)             --     Aaa           1,000       1,059,020
                                                                   -------------
Charlotte (County of); Series
   2007, Capital Improvement RB
   (INS-MBIA Insurance Corp.)
   4.50%, 10/01/27 (b)(c)             --     Aaa           1,000         998,640
                                                                   -------------
Crossings at Fleming Island
   Community Development
   District; Series 2000 B,
   Refunding Special Assessment
   RB (INS-MBIA Insurance Corp.)
   5.80%, 05/01/16 (b)(c)             AAA    Aaa           1,000       1,066,500
                                                                   -------------
Jacksonville (City of) Health
   Facilities Authority
   (Ascension Health Credit
   Group); Series 2002 A, RB
   5.25%, 11/15/32 (b)                AA     Aa2           1,500       1,577,775
                                                                   -------------
Miami-Dade (County of) (Miami
   International Airport);
   Series 2000 B, Aviation RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.75%, 10/01/29 (b)(c)             AAA    Aaa           2,000       2,131,260
                                                                   -------------
Okaloosa (County of) Series
   2006, Water & Sewer RB
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 07/01/25 (b)(c)             AAA    Aaa           1,370       1,377,083
                                                                   -------------
Sunrise (City of) Utility
   System; Series 1998,
   Refunding RB (INS-Ambac
   Assurance Corp.)
   5.00%, 10/01/28 (b)(c)             AAA    Aaa           1,000       1,074,720
                                                                   -------------
                                                                      14,150,848
                                                                   -------------
GEORGIA-0.76%
Gilmer (County of) Building
   Authority (Courthouse
   Project); Series 2005 A, RB
   (INS-XL Capital Assurance Inc.)
   5.00%, 04/01/29 (b)(c)             AAA    Aaa           2,000       2,113,580
                                                                   -------------
Gwinnett (County of) Water &
   Sewerage Authority;
   Series 2002, RB
   5.25%, 08/01/12 (b)(d)(e)          AAA    Aaa           2,000       2,148,400
                                                                   -------------
                                                                       4,261,980
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
ILLINOIS-6.49%
Bellwood (City of); Series
   2002, Unlimited Tax GO
   5.25%, 12/01/12 (b)(d)(e)          NRR    Aaa       $   1,000   $   1,076,920
                                                                   -------------
Bolingbrook (Village of);;
   Series 2007 2001-1-2-3 &
   2002-1, Refunding Special
   Services Area Special Tax
   Dupage & Will Counties RB
   (INS-MBIA Insurance Corp.)
   4.40%, 03/01/27 (b)(c)             AAA    Aaa           2,000       1,981,600
                                                                   -------------
Chicago (City of) (Cottage View
   Terrace Apartments); Series
   2000 A, FHA/GNMA
   Collateralized Multi-Family
   Housing RB (CEP-GNMA)
   6.13%, 02/20/42 (b)(g)             AAA     --           1,545       1,612,594
                                                                   -------------
Chicago (City of);
   Series 2000 C
   Project & Refunding
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.50%, 01/01/40(b)(c)              AAA    Aaa             995       1,048,541
                                                                   -------------
   Series 2000 C,
   Project & Refunding
   Unlimited Tax GO
   5.50%, 07/01/10(b)(d)(e)           AAA    Aaa           1,755       1,865,038
                                                                   -------------
   Series 2001 A
   Project & Refunding
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.25%, 01/01/33(b)(c)              AAA    Aaa           3,875       4,054,219
                                                                   -------------
   Series 2001 A,
   Project & Refunding
   Unlimited Tax GO
   5.25%, 01/01/11(b)(d)(e)           AAA    Aaa              65          68,985
                                                                   -------------
   Series 2001,
   Special Transportation RB
   5.25%, 01/01/31(b)(d)(e)           AAA    Aaa           1,000       1,060,600
                                                                   -------------
Cook (County of); Series 2004
   B, Capital Improvement
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.00%, 11/15/29 (b)(c)             AAA    Aaa           1,000       1,053,170
                                                                   -------------
Freeport (City of); Series
   2000, Sewer System
   Improvements Unlimited Tax GO
   6.00%, 12/01/10 (b)(d)(e)          AAA    Aaa           1,000       1,085,150
                                                                   -------------
Illinois (State of) Department
   of Central Management
   Services; Series 1999, COP
   (INS-MBIA Insurance Corp.)
   5.85%, 07/01/10 (b)(c)             AAA    Aaa           1,750       1,835,365
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
ILLINOIS-(CONTINUED)
Illinois (State of)
   Development Finance
   Authority (Adventist
   Health Systems Project);
   Series 1997 A, RB (INS-
   MBIA Insurance Corp.)
   6.00%, 11/15/11 (b)(c)             AAA    Aaa       $   2,500   $   2,696,925
                                                                   -------------
Illinois (State of)
   Educational Facilities
   Authority (Northwestern
   University); Series 1997,
   Adjustable Rate Medium
   Term RB
   5.25%, 11/01/14 (b)(d)(e)          NRR    Aaa           1,000       1,097,210
                                                                   -------------
Illinois (State of)
   Educational Facilities
   Authority (Robert Morris
   College);
   Series 2000
   RB (INS-MBIA Insurance
   Corp.)
   5.75%, 06/01/20(b)(c)              --     Aaa           1,305       1,319,512
                                                                   -------------
   5.80%, 06/01/30(b)(c)              --     Aaa           1,000       1,010,090
                                                                   -------------
Illinois (State of) Health
   Facilities Authority
   (Blessing Hospital); Series
   1999 A, RB
   6.00%, 11/15/09 (b)(d)(e)          AAA    Aaa           1,000       1,055,860
                                                                   -------------
Illinois (State of) Health
   Facilities Authority
   (Evangelical Hospital Corp.);
   Series 1992 A,
   Refunding RB
   6.25%, 04/15/22(b)(e)              NRR    Aaa           1,000       1,212,430
                                                                   -------------
   Series 1992 C,
   RB
   6.25%, 04/15/22(b)(e)              NRR    NRR           1,150       1,394,295
                                                                   -------------
Illinois (State of) Municipal
   Electric Agency; Series
   2006, Power Supply RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 02/01/26 (b)(c)             AAA    Aaa           4,000       4,240,920
                                                                   -------------
Metropolitan Pier & Exposition
   Authority (McCormick Place
   Expansion);
   Series 2002 A
   Capital Appreciation
   Dedicated State Tax RB
   (INS-MBIA Insurance Corp.)
   5.25%, 06/15/42(b)(c)              AAA    Aaa           1,000       1,058,300
                                                                   -------------
   6.97%, 06/15/30(b)(c)(h)           AAA    Aaa           1,000         363,170
                                                                   -------------
Tazewell (County of)
   Community High School
   District No. 303 (Pekin);
   Series 1996, Unlimited
   Tax GO (INS-Financial
   Guaranty Insurance Co.)
   5.63%, 01/01/14 (b)(c)             AAA    Aaa             160         160,442
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
ILLINOIS-(CONTINUED)
Will (County of) School
   District No. 086 (Joliet);
   Series 2000 B
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/20(b)(c)              --     Aaa       $   1,680   $   1,794,794
                                                                   -------------
   5.00%, 03/01/24(b)(c)              --     Aaa           1,000       1,059,200
                                                                   -------------
Will (County of) School
   District No. 122 (New Lenox);
   Series 2000 A
   Unlimited Tax GO
   6.50%, 11/01/10(b)(d)(e)           NRR    Aaa              80          87,334
                                                                   -------------
   6.50%, 11/01/10(b)(d)(e)           NRR    Aaa             575         627,716
                                                                   -------------
   6.50%, 11/01/10(b)(d)(e)           NRR    Aaa             510         556,757
                                                                   -------------
                                                                      36,477,137
                                                                   -------------
INDIANA-5.96%
East Allen (County of)
   Multi-School Building Corp.;
   Series 2000, First Mortgage RB
   5.75%, 01/15/10 (b)(d)(e)          AAA    Aaa             735         773,720
                                                                   -------------
Hancock (County of) & Mount
   Vernon (City of)
   Multi-School Building Corp.;
   Series 2001 A, First
   Mortgage RB
   5.45%, 07/15/11 (b)(d)(e)          NRR    NRR           1,000       1,067,440
                                                                   -------------
Indiana (State of) Bond Bank;
   Series 2000 A, Special
   Program RB
   5.90%, 02/01/10 (b)(d)(e)          AAA    Aaa           1,000       1,066,430
                                                                   -------------
Indiana (State of)
   Transportation Finance
   Authority;
   Series 2000
   Highway RB
   5.38%, 12/01/10(b)(d)(e)           NRR    NRR           1,565       1,652,045
                                                                   -------------
   5.38%, 12/01/10(b)(d)(e)           NRR    NRR             435         459,195
                                                                   -------------
Indianapolis (City of) Local
   Public Improvement Bond Bank
   (Waterworks Project); Series
   2002 A, RB
   5.25%, 07/01/12 (b)(d)(e)          AAA    Aaa           1,000       1,071,680
                                                                   -------------
Lafayette (City of); Series
   2002, Sewer RB
   5.15%, 07/01/12 (b)(d)(e)          AAA    Aaa           1,000       1,075,300
                                                                   -------------
Noblesville (City of)
   Redevelopment Authority
   (Lease Rental 146th Street
   Extension Project);
   Series 2006 A
   Economic Development RB
   5.25%, 08/01/21(b)                 A+     --            1,000       1,070,200
                                                                   -------------
   5.25%, 08/01/25(b)                 A+     --            1,570       1,667,905
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
INDIANA-(CONTINUED)
Northern Wells (City of)
   Community School Building
   Corp.; Series 2002, First
   Mortgage RB
   5.40%, 07/15/12 (b)(d)(e)          AAA    Aaa       $     500   $     539,600
                                                                   -------------
Petersburg (City of)
   (Indianapolis Power & Light
   Co. Projects); Series 1991,
   Refunding PCR
   5.75%, 08/01/21 (b)                BBB-   Baa1          4,000       4,276,400
                                                                   -------------
Petersburg (City of)
   (Indianapolis Power &
   Lighting Co. Projects);
   Series 1993 B, Refunding PCR
   (INS-MBIA Insurance Corp.)
   5.40%, 08/01/17 (b)(c)             AAA    Aaa           9,850      10,955,367
                                                                   -------------
Rockport (City of) (AEP
   Generating Co.); Series 1995
   A, Refunding PCR (INS-Ambac
   Assurance Corp.)
   4.15%, 07/01/11 (b)(c)(d)          AAA    Aaa           2,000       2,029,960
                                                                   -------------
Rockville (City of) School
   Building Corp.; Series 2006,
   First Mortgage RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 07/15/26 (b)(c)             AAA    Aaa           3,430       3,638,304
                                                                   -------------
St. Joseph (County of) Hospital
   Authority (Memorial Health
   System); Series 2000, Health
   System RB
   5.63%, 02/15/11 (b)(d)(e)          AAA    Aaa           1,000       1,066,590
                                                                   -------------
Wa-Nee Middle School Building
   Corp.; Series 2001, First
   Mortgage Unlimited Tax GO
   5.50%, 07/15/11 (b)(d)(e)          AAA    Aaa           1,000       1,069,370
                                                                   -------------
                                                                      33,479,506
                                                                   -------------
KANSAS-0.49%
Overland Park Development Corp.
   (Overland Park Convention
   Center Hotel Project);
   Series 2001 A, First Tier RB
   7.38%, 01/01/32 (b)(f)             --      --           1,635       1,781,790
                                                                   -------------
University of Kansas Hospital
   Authority (KU Health
   Systems); Series 2006,
   Refunding & Improvement
   Health Facilities RB
   4.50%, 09/01/32 (b)                A      --            1,000         971,950
                                                                   -------------
                                                                       2,753,740
                                                                   -------------

LOUISIANA-4.21%
East Baton Rouge (Parish of)
   Sewer Commision;
   Series 2006 A

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
LOUISIANA-(CONTINUED)
   Refunding RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 02/01/25(b)(c)              AAA    Aaa       $   1,000   $   1,057,980
                                                                   -------------
   5.00%, 02/01/26(b)(c)              AAA    Aaa           1,000       1,057,230
                                                                   -------------
Jefferson (City of) Sales Tax
   District; Series 2005,
   Special Sales Tax RB
   (INS-Ambac Assurance Corp.)
   5.00%, 12/01/21 (b)(c)             AAA    Aaa           1,240       1,324,605
                                                                   -------------
Lafayette (City of); Series
   2000 A, Public Improvement
   Sales Tax RB
   5.50%, 03/01/10 (b)(d)(e)          AAA    Aaa           2,360       2,508,114
                                                                   -------------
Louisiana (State of) Local
   Government Environmental
   Facilities & Community
   Development Authority
   (Jefferson Recreational &
   Cultural Project); Series
   2007, RB (INS-Ambac
   Assurance Corp.)
   4.50%, 04/01/27 (b)(c)             AAA    Aaa           1,100       1,097,096
                                                                   -------------
Louisiana (State of) Local
   Government Environmental
   Facilities & Community
   Development Authority
   (Parking Facilities Corp.
   Garage Project); Series 2001
   A, RB (INS-Ambac Assurance
   Corp.)
   5.20%, 10/01/20 (b)(c)             AAA    Aaa           1,760       1,851,115
                                                                   -------------
Louisiana (State of) Local
   Government Environmental
   Facilities & Community
   Development Authority;
   Series 2000 A
   Capital Projects & Equipment
   Acquisitions RB (INS-ACA
   Financial Guaranty Corp.)
   6.55%, 09/01/25(b)(c)              A      --            5,290       6,018,486
                                                                   -------------
   Capital Projects & Equipment
   Acquisitions RB (INS-Ambac
   Assurance Corp.)
   6.30%, 07/01/30(b)(c)              AAA    Aaa           2,000       2,366,440
                                                                   -------------
Louisiana (State of) Public
   Facilities Authority
   (Ochsner Clinic Foundation
   Project); Series 2002 B, RB
   5.50%, 05/15/32 (b)                --     A3            1,000       1,049,610
                                                                   -------------
Louisiana (State of) Public
   Facilities Authority (Tulane
   University); Series 2002 A, RB
   5.13%, 07/01/12 (b)(d)(e)          AAA    Aaa           2,100       2,200,086
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
LOUISIANA-(CONTINUED)
Ouachita (Parish of) Hospital
   Service District No. 1
   (Glenwood Regional Medical
   Center); Series 1996,
   Refunding Hospital RB
   (INS-Financial Security
   Assurance Inc.)
   5.70%, 05/15/16 (b)(c)             AAA    Aaa       $   1,000   $   1,058,350
                                                                   -------------
St. John Baptist (Parish of)
   Sales Tax District;
   Series 1987,
   RB
   7.60%, 01/01/08(b)(e)              NRR    NRR             500         512,720
                                                                   -------------
   7.60%, 01/01/09(b)(e)              NRR    NRR             500         530,960
                                                                   -------------
Tangipahoa (Parish of) Hospital
   Service District No. 1
   (North Oaks Medical Center
   Project); Series 2003 A,
   Refunding Hospital RB
   5.00%, 02/01/25 (b)                A      --            1,000       1,029,030
                                                                   -------------
                                                                      23,661,822
                                                                   -------------
MAINE-0.23%
Maine (State of) Housing
   Authority; Series 1997 D-1,
   Mortgage RB
   4.90%, 11/15/07 (b)                AA+    Aa1           1,300       1,306,383
                                                                   -------------
MARYLAND-0.18%
Maryland (State of) Health &
   Higher Educational
   Facilities Authority
   (University of Maryland
   Medical System); Series
   2001, RB
   5.25%, 07/01/28 (b)                A      A3            1,000       1,035,400
                                                                   -------------
MASSACHUSETTS-2.88%
Boston (City of) Water & Sewer
   Commission; Series 1993 A,
   Sr. RB (INS-MBIA
   Insurance Corp.)
   5.25%, 11/01/19 (b)(c)             AAA    Aaa           5,385       6,024,953
                                                                   -------------
Massachusetts (State of) Bay
   Transportation Authority;
   Series 2002 A,
   Sr. Sales Tax RB
   5.00%, 07/01/12 (b)(d)(e)          AAA    NRR           1,500       1,592,235
                                                                   -------------
Massachusetts (State of)
   Development Finance Agency
   (Boston University); Series
   1999 P, RB
   6.00%, 05/15/59 (b)                BBB+   A3            5,500       6,668,970
                                                                   -------------
Massachusetts (State of)
   Development Finance Agency
   (College Issue); Series 2003
   B, RB (CEP-XL Capital Ltd.)
   5.25%, 07/01/33 (b)                AAA    Aaa           1,000       1,063,680
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
MASSACHUSETTS-(CONTINUED)
Massachusetts (State of);
   Series 2000 A, Consumer Lien
   Limited Tax GO
   5.75%, 02/01/09 (b)                AA     Aa2       $     785   $     812,161
                                                                   -------------
                                                                      16,161,999
                                                                   -------------
MICHIGAN-4.63%
Allegan (City of) Public School
   District; Series 2000,
   Unlimited Tax GO
   5.75%, 05/01/10 (b)(d)(e)          AAA    Aaa             500         529,090
                                                                   -------------
Almont (City of) Community
   Schools; Series 2002,
   Refunding School Building &
   Site Unlimited Tax GO
   5.00%, 11/01/12 (b)(d)(e)          NRR    NRR           1,000       1,063,590
                                                                   -------------
Bullock Creek School District;
   Series 2000, Unlimited Tax GO
   5.50%, 05/01/10 (b)(d)(e)          NRR    NRR           1,000       1,050,580
                                                                   -------------
Caledonia (City of)
   Community Schools;
   Series 2000
   Unlimited Tax GO
   5.50%, 05/01/10(b)(d)(e)           AAA    Aaa           1,000       1,051,160
                                                                   -------------
   Series 2005
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.00%, 05/01/25(b)(c)              AAA    Aaa           1,000       1,059,420
                                                                   -------------
Chippewa Valley Schools;
   Series 2002,
   Refunding Unlimited Tax GO
   5.13%, 05/01/12(b)(d)(e)           NRR    NRR           1,000       1,063,970
                                                                   -------------
   Series 2005,
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.00%, 05/01/24(b)(c)              AAA    Aaa           1,850       1,953,470
                                                                   -------------
Detroit (City of) Water Supply
   System;
   Series 2001 A
   Sr. Lien RB
   5.25%, 07/01/10(b)(d)(e)           AAA    Aaa           1,655       1,751,702
                                                                   -------------
   5.25%, 07/01/10(b)(d)(e)           AAA    Aaa           1,845       1,954,261
                                                                   -------------
   Sr. Lien RB (INS-Financial
   Guaranty Insurance Co.)
   5.00%, 07/01/30(b)(c)              AAA    Aaa           5,000       5,166,400
                                                                   -------------
Jackson (City of) Brownfield
   Redevelopment Authority;
   Series 2002, Tax Increment
   Bonds (INS-Financial
   Guaranty Insurance Co.)
   5.13%, 06/01/24 (b)(c)             AAA    Aaa           1,000       1,051,670
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
MICHIGAN-(CONTINUED)
Lake Orion (City of) Community
   School District; Series 2000
   A, Unlimited Tax GO
   6.00%, 05/01/10 (b)(d)(e)          AAA    Aaa       $     500   $     531,585
                                                                   -------------
Michigan (State of) Hospital
   Finance Authority (Ascension
   Health Credit); Series 1999
   A, RB (INS-MBIA Insurance
   Corp.)
   5.50%, 11/15/07 (b)(c)             AAA    Aaa           3,000       3,027,900
                                                                   -------------
Michigan (State of) Municipal
   Bond Authority (Drinking
   Water Revolving Fund);
   Series 2000, RB
   5.50%, 10/01/10 (b)(d)(e)          AAA    Aaa           1,000       1,066,640
                                                                   -------------
Michigan (State of) Public
   Power Agency (Combustion
   Turbine No. 1 Project);
   Series 2001 A, RB (INS-Ambac
   Assurance Corp.)
   5.25%, 01/01/24 (b)(c)             AAA    Aaa           2,500       2,642,450
                                                                   -------------
Newaygo (City of) Public
   Schools; Series 2000,
   Unlimited Tax GO
   5.50%, 05/01/10 (b)(d)(e)          NRR    NRR           1,000       1,050,580
                                                                   -------------
                                                                      26,014,468
                                                                   -------------
MINNESOTA-0.19%
Minneapolis (City of); Series
   2000 A, Parking Ramp
   Unlimited Tax GO
   5.90%, 12/01/20 (b)                AAA    Aa1           1,000       1,072,360
                                                                   -------------
MISSISSIPPI-1.08%
Mississippi (State of) Higher
   Education Assistance Corp.;
   Sub. Series 1994 C, RB
   (CEP-Gtd. Student Loans)
   7.50%, 09/01/09 (b)(g)             --     A2            5,000       5,015,700
                                                                   -------------
Mississippi (State of) Hospital
   Equipment & Facilities
   Authority (Forrest County
   General Hospital Project);
   Series 2000, RB
   (INS-Financial Security
   Assurance Inc.)
   5.50%, 01/01/27 (b)(c)             --     Aaa           1,000       1,053,960
                                                                   -------------
                                                                       6,069,660
                                                                   -------------
MISSOURI-2.08%
Gladstone (City of); Series
   2006 A, COP (INS-XL Capital
   Assurance Inc.)
   5.00%, 06/01/22 (b)(c)             --     Aaa           1,295       1,380,535
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
MISSOURI-(CONTINUED)
Jasper (County of) Reorganized
   School District No. R-9
   (Missouri Direct Deposit
   Program); Series 2006,
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/22 (b)(c)             AAA    --        $   1,000   $   1,072,170
                                                                   -------------
Miller (County of) Reorganized
   School District No. 2;
   Series 2006, Unlimited Tax
   GO (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/21 (b)(c)             AAA    --            1,000       1,071,400
                                                                   -------------
Missouri (State of)
   Environmental Improvement &
   Energy Resources Authority
   (State Revolving Fund);
   Series 1995 C, Water PCR
   5.85%, 01/01/10 (b)                --     Aaa             270         270,283
                                                                   -------------
Missouri (State of) Health &
   Educational Facilities
   Authority (Washington
   University Project); Series
   2001 A, Educational
   Facilities RB
   5.13%, 06/15/11 (b)(d)(e)          AAA    Aaa           4,000       4,220,320
                                                                   -------------
Missouri (State of) Housing
   Development Commission;
   Series 2001 II, Multi-Family
   Housing RB (CEP-FHA)
   5.38%, 12/01/18 (b)                AA     --              465         482,991
                                                                   -------------
Missouri (State of) Joint
   Municipal Electric Utility
   Commission (Iatan 2
   Project); Series 2006 A,
   Power Project RB (INS-Ambac
   Assurance Corp.)
   5.00%, 01/01/34 (b)(c)             --     Aaa           1,000       1,056,780
                                                                   -------------
Neosho (City of) Reorganized
   School District No. R 05
   (Direct Deposit Program);
   Series 2006, School Building
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/23 (b)(c)             AAA    --            1,000       1,069,870
                                                                   -------------
North Kansas City (City of)
   School District No. 74
   (Direct Deposit Program);
   Series 2006, Refunding &
   Improvement Unlimitied Tax GO
   5.00%, 03/01/25 (b)                AA+    Aa1           1,000       1,065,480
                                                                   -------------
                                                                      11,689,829
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
MONTANA-0.27%
Montana (State of) Facility
   Finance Authority (Master
   Loan Project-Northeast
   Montana Health Services,
   Inc. Project); Series 2007
   B, Health Care Facilities RB
   4.50%, 05/01/27 (b)                --     Aa3       $   1,500   $   1,486,335
                                                                   -------------
NEBRASKA-0.19%
Omaha (City of) Public Power
   District; Series 2002 A,
   Electric RB
   5.20%, 02/01/10 (b)(d)(e)          NRR    NRR           1,000       1,040,070
                                                                   -------------
NEVADA-2.96%
Clark (County of);
   Series 2001
   Bond Bank Limited Tax GO
   5.00%, 06/01/11(b)(d)(e)           AAA    Aaa           2,870       3,009,941
                                                                   -------------
   Bond Bank Limited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 06/01/31(b)(c)              AAA    Aaa           2,130       2,196,392
                                                                   -------------
   Series 2001 B,
   Airport Sub. Lien RB
   5.13%, 07/01/11(b)(d)(e)           AAA    Aaa           2,250       2,372,490
                                                                   -------------
   5.25%, 07/01/11(b)(d)(e)           AAA    Aaa           1,500       1,588,830
                                                                   -------------
   Series 2004 A-2,
   Airport Sub. Lien RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 07/01/25(b)(c)              AAA    Aaa           1,000       1,059,180
                                                                   -------------
   5.13%, 07/01/27(b)(c)              AAA    Aaa           1,000       1,057,910
                                                                   -------------
Truckee Meadows Water Authority;
   Series 2001 A
   Water RB
   5.13%, 07/01/11(b)(d)(e)           AAA    Aaa           1,250       1,318,050
                                                                   -------------
   Series 2007
   Refunding Water RB (INS-XL
   Capital Assurance Inc.)
   4.50%, 07/01/26(b)(c)              AAA    Aaa           4,005       4,040,605
                                                                   -------------
                                                                      16,643,398
                                                                   -------------
NEW JERSEY-1.64%
New Jersey (State of) Economic
   Development Authority
   (Continental Airlines, Inc.
   Project);
   Series 1999
   Special Facility RB
   6.40%, 09/15/23(b)(g)              B      B3            1,000       1,034,090
                                                                   -------------
   Series 2000
   Special Facility RB
   7.00%, 11/15/30(b)(g)              B      B3            4,000       4,269,000
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
NEW JERSEY-(CONTINUED)
New Jersey (State of) Health
   Care Facilities Financing
   Authority (St. Peters
   University Hospital); Series
   2000 A, RB
   6.88%, 07/01/20 (b)                BBB    Baa1      $   500     $     538,710
                                                                   -------------
New Jersey (State of) Tobacco
   Settlement Financing Corp.;
   Series 2002, Asset-Backed RB
   5.38%, 06/01/12 (b)(d)(e)          AAA    Aaa         1,500         1,613,850
                                                                   -------------
New Jersey (State of)
   Transportation Trust Fund
   Authority;
   Series 1999 A
   Transportation System RB
   5.50%, 06/15/10(b)(e)              AAA    Aaa         1,440         1,516,018
                                                                   -------------
   5.50%, 06/15/10(b)                 AA-    A1            230           241,380
                                                                   -------------
                                                                       9,213,048
                                                                   -------------
NEW MEXICO-0.60%
New Mexico (State of) Finance
   Authority; Series 2006 B,
   Sr. Lien Public Project
   Revolving Fund RB (INS-MBIA
   Insurance Corp.)
   5.00%, 06/01/26 (b)(c)             AAA    Aaa         2,000         2,119,660
                                                                   -------------
Santa Fe (City of); Series 2006
   B, Refunding Gross Receipts
   Tax RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 06/01/22 (b)(c)             AAA    Aaa         1,185         1,263,269
                                                                   -------------
                                                                       3,382,929
                                                                   -------------
NEW YORK-4.88%
Metropolitan Transportation
   Authority (Dedicated Tax
   Fund); Series 2000 A, RB
   5.88%, 04/01/10 (b)(d)(e)          AAA    Aaa         1,500         1,593,465
                                                                   -------------
Metropolitan Transportation
   Authority (Service
   Contract); Series 2002 A,
   Refunding RB
   5.13%, 01/01/29 (b)                AA-    A1          1,000         1,047,660
                                                                   -------------
New York (City of) Municipal
   Water Finance Authority;
   Series 1997 B
   Water & Sewer System RB
   5.75%, 06/15/07(b)(d)(e)           NRR    NRR         3,850         3,897,740
                                                                   -------------
   Series 2000 B
   Water & Sewer System RB
   6.00%, 06/15/10(b)(d)(e)           NRR    NRR           935         1,008,921
                                                                   -------------
   6.00%, 06/15/33(b)                 AA+    Aa2           565           605,861
                                                                   -------------
New York (City of); Series 2005
   K, Unlimited Tax GO
   5.00%, 08/01/22 (b)                AA-    A1          3,000         3,169,890
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
NEW YORK-(CONTINUED)
New York (State of)
   Environmental Facilities
   Corp. (New York City
   Municipal Water Finance
   Authority Project); Series
   1991 E, State Water
   Revolving Fund PCR
   6.88%, 06/15/10 (b)                AAA    Aaa       $   785     $     786,923
                                                                   -------------
Port Authority of New York &
   New Jersey (Consolidated
   Ninety-Third); Series 1994,
   RB
   6.13%, 06/01/94 (b)                AA-    A1          5,250         6,371,872
                                                                   -------------
Triborough Bridge & Tunnel
   Authority;
   Series 1992 Y
   General Purpose RB
   5.50%, 01/01/17(b)(e)              AAA    NRR         2,900         3,217,492
                                                                   -------------
   Series 1993 B
   General Purpose RB
   5.00%, 01/01/20(b)(e)              AAA    NRR         1,935         2,123,663
                                                                   -------------
   Series 2006 A
   General Purpose RB
   5.00%, 11/15/35(b)                 AA-    Aa2         1,000         1,059,080
                                                                   -------------
TSASC, Inc.; Series 2006 1,
   Tobacco Settlement
   Asset-Backed RB
   5.00%, 06/01/26 (b)                BBB     --         2,500         2,543,725
                                                                   -------------
                                                                      27,426,292
                                                                   -------------
NORTH CAROLINA-0.46%
Burke (County of); Series 2006
   A, COP (INS-Ambac Assurance
   Corp.)
   5.00%, 04/01/25 (b)(c)             AAA    Aaa           470           498,769
                                                                   -------------
North Carolina (State of)
   Eastern Municipal Power
   Agency; Series 1993 A, Power
   System RB
   6.13%, 01/01/10 (b)(e)             AAA    Aaa         1,500         1,593,255
                                                                   -------------
North Carolina (State of)
   Housing Finance Agency;
   Series 1996 II, Single
   Family RB (CEP-FHA)
   6.20%, 03/01/16 (b)                AA     Aa2           185           194,259
                                                                   -------------
North Carolina (State of)
   Municipal Power Agency (No.
   1 Catawba Electric Project);
   Series 1990, Refunding RB
   6.50%, 01/01/10 (b)(e)             AAA    NRR           260           278,613
                                                                   -------------
                                                                       2,564,896
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
OHIO-3.21%
Cincinnati (City of) Board of
   Education City School
   District, Series 2006,
   Refunding Classroom
   Facilities Construction &
   Improvement Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.25%, 12/01/27 (b)(c)             AAA    Aaa       $   1,500   $   1,726,785
                                                                   -------------
Cleveland (City of) Waterworks;
   Series 1993 G, Refunding
   First Mortgage RB (INS-MBIA
   Insurance Corp.)
   5.50%, 01/01/21 (b)(c)             AAA    Aaa           3,300       3,751,902
                                                                   -------------
Cuyahoga (County of); Series
   2003 A, Refunding RB
   5.50%, 01/01/29 (b)                AA-    Aa3           2,000       2,134,140
                                                                   -------------
Delaware (County of); Series
   2007, Refunding Sanitary
   Sewer System RB
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 12/01/19 (b)(c)             AAA    Aaa             500         517,195
                                                                   -------------
Eaton (City of) Community City
   School District; Series
   2006, Refunding School
   Improvement Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   4.25%, 12/01/22 (b)(c)             --     Aaa           1,715       1,691,865
                                                                   -------------
Greater Cleveland Regional
   Transportation Authority;
   Series 2004, Refunding
   Capital Improvement Limited
   Tax GO (INS-MBIA Insurance
   Corp.)
   5.00%, 12/01/23 (b)(c)             --     Aaa           1,220       1,290,857
                                                                   -------------
Little Miami Local School
   District; Series 2007,
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 12/01/25 (b)(c)             AAA    Aaa           1,500       1,514,490
                                                                   -------------
Montgomery (County of)
   (Grandview Hospital &
   Medical Center); Series
   1997, Refunding Hospital RB
   5.50%, 12/01/09 (b)(d)(e)          NRR    NRR           1,000       1,044,340
                                                                   -------------
Plain (City of) Local School
   District;
   Series 2000
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   6.00%, 12/01/25(b)(c)              --     Aaa              90          97,094
                                                                   -------------
   Series 2000,
   Unlimited Tax GO
   6.00%, 06/01/11(b)(d)(e)           NRR    Aaa             410         445,539
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
OHIO-(CONTINUED)
Stark (County of) Lake Ohio
   Local School District;
   Series 2000, Unlimited Tax
   GO
   5.75%, 12/01/10 (b)(d)(e)          AAA    Aaa       $   2,500   $   2,672,775
                                                                   -------------
Sugarcreek (City of) Local
   School District; Series
   2006, Refunding School
   Improvement Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 12/01/23 (b)(c)             --     Aaa           1,120       1,129,509
                                                                   -------------
                                                                      18,016,491
                                                                   -------------
OKLAHOMA-2.84%
Jenks (City of) Aquarium
   Authority; Series 2000,
   First Mortgage RB
   6.00%, 07/01/10 (b)(d)(e)          NRR    Aaa             800         862,736
                                                                   -------------
Mustang (City of) Improvement
   Authority; Series 1999,
   Utility RB
   5.70%, 10/01/09 (b)(d)(e)          NRR    Aaa           1,500       1,598,160
                                                                   -------------
Oklahoma (State of) Development
   Finance Authority (St. John
   Health System);
   Series 1999
   Refunding RB
   5.75%, 02/15/25(b)                 AA-    Aa3           1,750       1,828,575
                                                                   -------------
   Series 1999,
   Refunding RB
   5.75%, 02/15/18(b)                 AA-    Aa3             675         704,950
                                                                   -------------
Oklahoma (State of) Water
   Resource Board;
   Series 2006 B,
   Refunding State Loan Program
   RB
   5.00%, 10/01/19(b)                 AAA    --            1,430       1,547,017
                                                                   -------------
   5.00%, 10/01/20(b)                 AAA    --            1,235       1,333,034
                                                                   -------------
   5.00%, 10/01/21(b)                 AAA    --            1,285       1,383,868
                                                                   -------------
   5.00%, 10/01/22(b)                 AAA    --            1,745       1,875,002
                                                                   -------------
   5.00%, 10/01/23(b)                 AAA    --            1,000       1,072,070
                                                                   -------------
   5.00%, 10/01/24(b)                 AAA    --            1,000       1,069,650
                                                                   -------------
Oklahoma City (City of)
   Airport Trust; Series 2000
   A, Jr. 27th Lien RB
   5.13%, 07/01/10 (b)(d)(e)          AAA    Aaa           2,575       2,687,296
                                                                   -------------
                                                                      15,962,358
                                                                   -------------
OREGON-1.43%
Clackamas (County of) School
   District No. 7J (Lake
   Oswego); Series 2005,
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 06/01/23 (b)(c)             --     Aaa           1,920       2,173,171
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
OREGON-(CONTINUED)
Klamath Falls (City of)
   Intercommunity Hospital
   Authority (Merle West
   Medical Center Project);
   Series 2006,
   Refunding RB
   4.38%, 09/01/27(b)                 AAA     --       $   2,000   $   2,005,220
                                                                   -------------
   4.50%, 09/01/33(b)                 AAA     --           1,500       1,499,910
                                                                   -------------
Lane (County of) Creswell
   School District No. 40;
   Series 2007, Unlimited Tax
   GO (INS-Financial Security
   Assurance Inc.)
   4.50%, 06/15/23 (b)(c)             AAA    Aaa           1,345       1,379,042
                                                                   -------------
Oregon (State of); Series 2007,
   State Board Education
   Unlimited Tax GO
   4.50%, 08/01/32 (b)                AA-    Aa3           1,000       1,001,570
                                                                   -------------
                                                                       8,058,913
                                                                   -------------
PENNSYLVANIA-1.43%
Allegheny (County of) Higher
   Education Building Authority
   (Carnegie Mellon
   University); Series 2002,
   University RB
   5.25%, 03/01/32 (b)                AA-     --           1,500       1,576,785
                                                                   -------------
Allegheny (County of) Port
   Authority; Series 1999,
   Special Transportation RB
   6.13%, 03/01/09 (b)(d)(e)          AAA    Aaa           1,000       1,052,310
                                                                   -------------
East Allegheny (County of)
   School District; Series
   2006, Refunding Unlimited
   Tax GO (INS-XL Capital
   Assurance Inc.)
   4.38%, 04/01/25 (b)(c)             AAA    Aaa           1,000       1,000,260
                                                                   -------------
Hospitals & Higher Education
   Facilities Authority of
   Philadelphia (Children's
   Hospital Philadelphia
   Project); Series 2007 A,
   Hospital RB
   4.50%, 07/01/33 (b)                AA     Aa2           2,000       1,963,660
                                                                   -------------
Pennsylvania (State of)
   Turnpike Commission; Series
   2006 A, Turnpike RB
   (INS-Ambac Assurance Corp.)
   5.00%, 12/01/26 (b)(c)             AAA    Aaa           1,000       1,064,490
                                                                   -------------
Somerset Area School District;
   Series 2007 B, Unlimited Tax
   GO (INS-Financial Security
   Assurance Inc.)
   4.38%, 03/15/26 (b)(c)             --     Aaa           1,395       1,383,436
                                                                   -------------
                                                                       8,040,941
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
PUERTO RICO-0.47%
Children's Trust Fund; Series
   2000, Tobacco Settlement RB
   6.00%, 07/01/01 (b)(d)(e)          AAA    NRR       $   1,000   $   1,068,890
                                                                   -------------
Government Development Bank for
   Puerto Rico; Series 2006 C,
   Sr. Notes
   5.25%, 01/01/15 (b)(g)             BBB   Baa3           1,500       1,596,120
                                                                   -------------
                                                                       2,665,010
                                                                   -------------
RHODE ISLAND-0.23%
Providence (City of) Public
   Building Authority; Series
   2000 A, RB (INS-Financial
   Security Assurance Inc.)
   5.75%, 12/15/16 (b)(c)             AAA    Aaa           1,210       1,301,234
                                                                   -------------
SOUTH CAROLINA-2.32%
Kershaw (County of) Public
   Schools Foundation (Kershaw
   County School District
   Project); Series 2006,
   Installment Purchase RB
   (INS-CIFG Assurance North
   America, Inc.)
   5.00%, 12/01/28 (b)(c)             AAA    Aaa           3,500       3,696,210
                                                                   -------------
Myrtle Beach (City of); Series
   2004 A, Hospitality Fee RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.38%, 06/01/24 (b)(c)             AAA    Aaa           1,150       1,252,511
                                                                   -------------
South Carolina (State of) Jobs
   Economic Development
   Authority (Bon Secours-St.
   Francis Medical Center
   Inc.); Series 2002 A,
   Economic Development RB
   5.50%, 11/15/23 (b)                A-     A3            2,000       2,118,040
                                                                   -------------
South Carolina (State of) Jobs
   Economic Development
   Authority (Palmetto Health
   Alliance);
   Series 2000 A
   Hospital Facilities
   Improvement RB
   7.13%, 12/15/10(b)(d)(e)           NRR    NRR           1,000       1,129,860
                                                                   -------------
   Series 2003 A
   Refunding Hospital
   Facilities RB
   6.13%, 08/01/23(b)                 BBB+   Baa1          1,500       1,621,125
                                                                   -------------
   6.25%, 08/01/31(b)                 BBB+   Baa1          1,000       1,087,460
                                                                   -------------
South Carolina (State of)
   Transportation
   Infrastructure Bank; Series
   2001 A, RB
   5.00%, 10/01/11 (b)(d)(e)          NRR    Aaa           1,000       1,053,680
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
SOUTH CAROLINA-(CONTINUED)
Tobacco Settlement Revenue
   Management Authority; Series
   2001 B, Tobacco Settlement RB
   6.38%, 05/15/28 (b)                BBB    Baa3      $   1,000   $   1,071,830
                                                                   -------------
                                                                      13,030,716
                                                                   -------------
SOUTH DAKOTA-0.74%
Aberdeen (City of) School
   District No. 6-1; Series
   2000, Unlimited Tax GO
   5.45%, 01/01/11 (b)(d)(e)          AAA    Aaa           3,940       4,178,015
                                                                   -------------
TENNESSEE-1.36%
Knox (County of) First Utility
   District;
   Series 2006,
   Water & Sewer RB (INS-MBIA
   Insurance Corp.)
   5.00%, 12/01/20(b)(c)              --     Aaa           1,470       1,587,174
                                                                   -------------
   5.00%, 12/01/23(b)(c)              --     Aaa           1,705       1,825,492
                                                                   -------------
Robertson & Sumner (Counties
   of) White House Utility
   District; Series 2000, Water
   & Sewer RB
   6.00%, 01/01/10 (b)(d)(e)          NRR    Aaa           1,000       1,059,020
                                                                   -------------
Shelby (County of) Health,
   Educational & Housing
   Facilities Board (Kirby
   Pines Retirement Community);
   Series 1997 A, Health Care
   Facilities RB
   6.25%, 11/15/16 (b)(f)             --     --            1,000       1,025,150
                                                                   -------------
Tennessee (State of) Energy
   Acquisition Corp.; Series
   2006 A, Gas RB
   5.00%, 09/01/16 (b)                AA-    Aa3           2,000       2,146,260
                                                                   -------------
                                                                       7,643,096
                                                                   -------------
TEXAS-19.07%
Allen (City of) Independent
   School District;
   Series 2000,
   Unlimited Tax GO
   5.95%, 02/15/10(b)(d)(e)           AAA    Aaa             960       1,017,091
                                                                   -------------
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.95%, 02/15/25(b)                 AAA    Aaa             640         674,765
                                                                   -------------
Austin (City of); Series 1999,
   Refunding Hotel Occupancy
   Tax Sub. Lien RB
   5.80%, 11/15/09 (b)(d)(e)         AAA    Aaa           1,000        1,051,070
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
TEXAS-(CONTINUED)
Bexar (County of) Housing
   Finance Corp. (Dymaxion &
   Marbach Park Apartments);
   Series 2000 A, Multi-Family
   Housing RB (INS-MBIA
   Insurance Corp.)
   6.10%, 08/01/30 (b)(c)             --     Aaa       $   1,000   $   1,055,380
                                                                   -------------
Brazos (County of) Health
   Facilities Development Corp.
   (Franciscan Services Corp.
   Obligated Group); Series
   1997 A, RB (INS-MBIA
   Insurance Corp.)
   5.38%, 01/01/22 (b)(c)             AAA    Aaa           1,250       1,277,450
                                                                   -------------
Carroll (City of) Independent
   School District;
   Series 2001
   Unlimited Tax GO
   5.25%, 02/15/11(b)(d)(e)           AAA    Aaa             955       1,006,761
                                                                   -------------
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/15/33(b)                 AAA    Aaa             395         411,167
                                                                   -------------
Cisco (City of) Junior College
   District; Series 2002,
   Refunding Consolidated RB
   (INS-Ambac Assurance Corp.)
   5.25%, 07/01/26 (b)(c)             --     Aaa           1,000       1,054,850
                                                                   -------------
Cleveland (City of) Independent
   School District;
   Series 2001
   Unlimited Tax GO
   5.13%, 02/01/11(b)(d)(e)           AAA    Aaa           1,680       1,762,891
                                                                   -------------
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.13%, 02/01/31(b)                 AAA    Aaa             320         330,586
                                                                   -------------
Comal (County of) Independent
   School District;
   Series 1999
   Refunding Unlimited Tax GO
   5.75%, 08/01/09(b)(d)(e)           NRR    Aaa           1,000       1,044,360
                                                                   -------------
   Series 2001
   Refunding School Building
   Unlimited Tax GO
   5.25%, 02/01/11(b)(d)(e)           NRR    Aaa           1,130       1,190,658
                                                                   -------------
   Refunding School Building
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/01/28(b)                 --     Aaa             870         906,497
                                                                   -------------
Denton (City of) Utility
   System; Series 2000 A, RB
   5.40%, 12/01/13 (b)(d)(e)          AAA    Aaa           1,000       1,057,140
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
TEXAS-(CONTINUED)
Duncanville (City of)
   Independent School District;
   Series 2006, Refunding
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   4.63%, 02/15/29 (b)                AAA    Aaa       $   1,000   $   1,013,270
                                                                   -------------
Galena Park (City of)
   Independent School District;
   Series 1996, Refunding
   Capital Appreciation
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.89%, 08/15/23 (b)(h)             --     Aaa           2,000         983,000
                                                                   -------------
Grapevine (City of); Series
   2000, Limited Tax General
   Obligation Ctfs.
   5.88%, 08/15/10 (b)(d)(e)          AAA    Aaa           1,610       1,718,256
                                                                   -------------
Harris (County of) Health
   Facilities Development Corp.
   (Memorial Hermann Health
   Care); Series 2001 A,
   Hospital RB
   6.38%, 06/01/11 (b)(d)(e)          NRR    NRR             750         831,120
                                                                   -------------
Harris (County of) Health
   Facilities Development Corp.
   (St. Luke's Episcopal Hospital);
   Series 2001 A, RB
   5.38%, 08/15/11(b)(d)(e)           AAA    NRR           1,000       1,064,910
                                                                   -------------
   Series 2002, RB
   5.13%, 08/15/12(b)(d)(e)           AAA    NRR           1,000       1,066,280
                                                                   -------------
Harris (County of) Health
   Facilities Development Corp.
   (Texas Children's Hospital
   Project); Series 1999 A,
   Hospital RB
   5.25%, 10/01/29 (b)                AA     Aa2           2,000       2,070,820
                                                                   -------------
Harris (County of)-Houston
   (City of) Sports Authority;
   Series 2001 B, Refunding Jr.
   Lien RB (INS-MBIA Insurance
   Corp.)
   5.25%, 11/15/40 (b)(c)             AAA    Aaa           5,000       5,254,600
                                                                   -------------
Harris (County of); Series
   2002, Refunding Limited Tax
   GO
   5.13%, 08/15/12 (b)(d)(e)          NRR    NRR           2,000       2,132,560
                                                                   -------------
Houston (City of) Airport
   System; Series 2000 B, Sub.
   Lien RB (INS-Financial
   Security Assurance Inc.)
   5.50%, 07/01/30 (b)(c)             AAA    Aaa           1,000       1,043,770
                                                                   -------------
Houston (City of) Water & Sewer
   System; Series 1997 C, Jr.
   Lien RB
   5.38%, 12/01/07 (b)(d)(e)          AAA    Aaa           2,495       2,543,752
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
TEXAS-(CONTINUED)
Katy (City of) Independent
   School District; Series
   1999, Limited Tax GO
   6.13%, 02/15/09 (b)(d)(e)          AAA    Aaa       $   1,500   $   1,562,910
                                                                   -------------
Keller (City of) Independent
   School District;
   Series 2001,
   Refunding Unlimited Tax GO
   5.25%, 08/15/11(b)(d)(e)           AAA    Aaa           1,775       1,882,956
                                                                   -------------
   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.25%, 08/15/26(b)                 AAA    Aaa             225         235,958
                                                                   -------------
Laredo (City of) Community
   College District;
   Series 2002
   Limited Tax GO
   5.25%, 08/01/12(b)(d)(e)           AAA    Aaa           1,000       1,072,720
                                                                   -------------
   5.25%, 08/01/12(b)(d)(e)           AAA    Aaa           1,000       1,072,720
                                                                   -------------
Little Elm (City of)
   Independent School District;
   Series 1999
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.00%, 08/15/35(b)                 AAA    --              110         115,336
                                                                   -------------
   Series 1999,
   Unlimited Tax GO
   6.00%, 08/15/09(b)(d)(e)           AAA    NRR           3,890       4,086,523
                                                                   -------------
   Series 2000
   Unlimited Tax GO
   6.13%, 08/15/09(b)(d)(e)           AAA    --              980       1,053,402
                                                                   -------------
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.13%, 08/15/35(b)                 AAA     --              20          21,434
                                                                   -------------
Lubbock (City of) Health
   Facilities Development Corp.
   (St. Joseph Health System);
   Series 1998, RB
   5.25%, 07/01/13 (b)                AA-    Aa3           1,000       1,024,920
                                                                   -------------
Manor (City of) Independent
   School District; Series
   2004, Refunding Unlimited
   Tax GO (CEP-Texas Permanent
   School Fund)
   5.00%, 08/01/27 (b)                AAA    Aaa           1,000       1,048,190
                                                                   -------------
Montgomery (County of); Series
   2000, Permanent Improvement
   Limited Tax GO
   5.25%, 09/01/10 (b)(d)(e)          AAA    Aaa           1,000       1,048,700
                                                                   -------------
Nacogdoches (City of)
   Independent School District;
   Series 2001
   Refunding Unlimited Tax GO
   5.30%, 02/15/11(b)(d)(e)           AAA    Aaa           2,480       2,618,756
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
TEXAS-(CONTINUED)
   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.30%, 02/15/25(b)                 AAA    Aaa       $     285   $     298,076
                                                                   -------------
North Central Texas Health
   Facilities Development
   Corp.; Series 1997 B, Texas
   Health Resources System RB
   5.75%, 02/15/08 (b)(d)(e)          AAA    Aaa           2,000       2,068,520
                                                                   -------------
Northside Independent School
   District; Series 1999 A,
   Unlimited Tax GO
   5.50%, 08/15/09 (b)(d)(e)          AAA    Aaa           1,000       1,039,670
                                                                   -------------
Nueces River Authority (Corpus
   Christi Lake Project);
   Series 1997, Water Supply
   Facilities RB
   5.50%, 07/15/07 (b)(d)(e)          AAA    Aaa           1,900       1,944,555
                                                                   -------------
Pasadena (City of); Series
   2002, Limited Tax General
   Obligation Ctfs.
   5.25%, 04/01/11 (b)(d)(e)          AAA    Aaa           2,000       2,111,860
                                                                   -------------
Pflugerville (City of)
   Independent School District;
   Series 2000, Unlimited Tax
   GO
   5.50%, 08/15/10 (b)(d)(e)          AAA    Aaa           1,615       1,705,020
                                                                   -------------
Plano (City of); Series 2000,
   Limited Tax GO
   5.88%, 09/01/10 (b)(d)(e)          AAA    Aaa             850         907,885
                                                                   -------------
Richardson (City of);
   Series 2000 A
   Hotel Occupancy Limited Tax
   General Obligation Ctfs.
   5.75%, 02/15/10(b)(d)(e)           AAA    Aaa           2,000       2,108,460
                                                                   -------------
   Series 2001,
   Limited Tax General
   Obligation Ctfs.
   5.00%, 02/15/19(b)                 AA+    Aa1           1,720       1,785,240
                                                                   -------------
Rockwall  Independent School
   District; Series 2003,
   School Building Unlimited
   Tax GO (CEP-Texas Permanent
   School Fund)
   5.25%, 02/15/29 (b)                AAA    Aaa           1,000       1,061,790
                                                                   -------------
San Angelo (City of) Waterworks
   & Sewer System; Series 2001,
   Refunding & Improvement RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 04/01/19 (b)(c)             AAA    Aaa           1,000       1,052,570
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
TEXAS-(CONTINUED)
San Antonio (City of)
   Independent School District;
   Series 1999, Unlimited Tax
   GO
   5.50%, 08/15/09 (b)(d)(e)          AAA    Aaa       $   3,500   $   3,638,845
                                                                   -------------
San Antonio (City of);
   Series 1999
   Refunding Water RB
   5.88%, 11/15/09(b)(d)(e)           NRR    NRR           1,000       1,052,370
                                                                   -------------
   Series 2000 A
   Limited Tax GO
   5.38%, 02/01/11(b)(d)(e)           NRR    NRR           1,185       1,252,889
                                                                   -------------
Schertz-Cibolo-Universal City
   Independent School District;
   Series 2001, Refunding &
   Building Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.13%, 08/01/25 (b)                --     Aaa           1,535       1,599,884
                                                                   -------------
Southlake (City of); Series
   2004, Refunding Limited Tax
   GO (INS-Ambac Assurance
   Corp.)
   5.20%, 02/15/26 (b)(c)             AAA    Aaa           1,000       1,058,700
                                                                   -------------
Spring Branch Independent
   School District; Series
   2000, School House Limited
   Tax GO
   5.75%, 02/01/10 (b)(d)(e)          AAA    Aaa           5,000       5,267,500
                                                                   -------------
Tarrant (County of) Cultural
   Education Facilities Finance
   Corp. (Texas Health
   Resources); Series 2007 A,
   Refunding RB
   5.00%, 02/15/26 (b)                AA-    Aa3           1,075       1,112,786
                                                                   -------------
Texas (State of);
   Series 1999
   Water Financial Assistance
   Unlimited Tax GO
   5.50%, 08/01/24(b)                 AA     Aa1           1,500       1,553,295
                                                                   -------------
   Series 2001 A
   Refunding Water Development
   Unlimited Tax GO
   5.25%, 08/01/35(b)                 AA     Aa1           1,840       1,936,931
                                                                   -------------
Texas Public Property Finance
   Corp.; Series 1996, Mental
   Health & Mental Retardation
   RB
   6.20%, 09/01/16 (b)                BBB    --              215         217,513
                                                                   -------------
Town Center Improvement
   District;
   Series 2001,
   Sales & Hotel Occupancy Tax
   RB (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 03/01/21(b)(c)              AAA    Aaa           2,500       2,601,475
                                                                   -------------
   5.13%, 03/01/23(b)(c)              AAA    Aaa           1,000       1,037,350
                                                                   -------------
   5.25%, 03/01/27(b)(c)              AAA    Aaa           2,800       2,918,888
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
TEXAS-(CONTINUED)
United Independent School
   District; Series 2000,
   Unlimited Tax GO
   5.13%, 08/15/26 (b)(e)             AAA    Aaa       $   1,000   $   1,045,770
                                                                   -------------
University of Texas
   Financing
   System; Series 1999 B, RB
   5.70%, 08/15/09 (b)(d)(e)          AAA    Aaa           1,000       1,044,010
                                                                   -------------
Waxahachie Independent School
   District;
   Series 2002,
   Refunding School Building &
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 08/15/26(b)                 --     Aaa           3,400       3,565,580
                                                                   -------------
   Refunding School Building &
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 08/15/30(b)                 --     Aaa           2,890       3,024,934
                                                                   -------------
   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund)
   5.38%, 08/15/27(b)                 --     Aaa           2,000       2,109,560
                                                                   -------------
West University Place (City of);
   Series 2000,
   Permanent Improvement
   Limited Tax GO
   5.30%, 02/01/10(b)(d)(e)           AAA    Aaa           1,000       1,041,860
                                                                   -------------
   5.35%, 02/01/10(b)(d)(e)           AAA    Aaa           2,150       2,236,516
                                                                   -------------
Ysleta (City of) Independent
   School District Public
   Facilities Corp.; Series
   2001, Refunding Lease RB
   (INS-Ambac Assurance Corp.)
   5.38%, 11/15/24 (b)(c)             AAA    Aaa           1,300       1,340,456
                                                                   -------------
                                                                     107,148,287
                                                                   -------------
UTAH-0.91%
Morgan (County of) School
   District (Utah School
   Building Guaranty Project);
   Series 2007, Unlimited Tax
   GO
   4.25%, 08/01/24 (b)                --     Aaa           3,165       3,104,105
                                                                   -------------
Salt Lake (County of)
   (Westminster College
   Project); Series 1997,
   College RB
   5.75%, 10/01/07 (b)(d)(e)          NRR    NRR           1,000       1,018,200
                                                                   -------------
Utah (State of) Housing Finance
   Agency; Sub. Series 2000
   B-1, Single Family Mortgage
   RB (CEP-FHA/VA)
   6.00%, 07/01/10 (b)(g)             AA-    Aa3              55          55,150
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
UTAH-(CONTINUED)
Washington City (City of);
   Series 2003, Sales Tax RB
   (INS-Ambac Assurance Corp.)
   5.00%, 11/15/23 (b)(c)             AAA    Aaa       $     915   $     959,094
                                                                   -------------
                                                                       5,136,549
                                                                   -------------
VERMONT-0.19%
Vermont (State of) Educational
   & Health Buildings Financing
   Agency (Fletcher Allen
   Health Care); Series 2000 A,
   Hospital RB (INS-Ambac
   Assurance Corp.)
   6.00%, 12/01/23 (b)(c)             AAA    Aaa           1,000       1,075,740
                                                                   -------------
VIRGINIA-1.82%
Fauquier (County of) Industrial
   Development Authority;
   Series 2002,
   Hospital IDR (CEP-Radian
   Reinsurance Inc.)
   5.25%, 10/01/31(b)                 AA     --            1,000       1,055,810
                                                                   -------------
   5.50%, 10/01/17(b)                 AA     --              500         547,555
                                                                   -------------
Henrico (County of) Economic
   Development Authority
   (Virginia United Methodist
   Homes); Series 2002 A,
   Refunding Residential Care
   Facility RB
   6.50%, 06/01/22 (b)(f)             --     --            2,000       2,142,420
                                                                   -------------
King George (County of)
   Industrial Development
   Authority; Series 2004,
   Lease RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 03/01/25 (b)(c)             AAA    Aaa           1,100       1,161,061
                                                                   -------------
Norton (City of) Industrial
   Development Authority
   (Norton Community Hospital);
   Series 2001, Refunding &
   Improvement Hospital RB
   (INS-ACA Financial Guaranty
   Corp.)
   6.00%, 12/01/22 (b)(c)             A      --            1,000       1,064,850
                                                                   -------------
Richmond (City of) Public
   Utilities;
   Series 2004
   RB (INS-Financial Security
   Assurance Inc.)
   5.00%, 01/15/27(b)(c)              AAA    Aaa           1,560       1,651,806
                                                                   -------------
   Series 2007
   RB (INS-Financial Security
   Assurance Inc.)
   4.50%, 01/15/33(b)(c)              AAA    Aaa           1,000       1,003,840
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
VIRGINIA-(CONTINUED)
Virginia (State of) Housing
   Development Authority;
   Series 2000 D, RB
   5.70%, 04/01/11 (b)(g)             AA+    Aa1       $   1,500   $   1,568,865
                                                                   -------------
                                                                      10,196,207
                                                                   -------------
WASHINGTON-3.18%

Everett (City of) Public
   Facilities District; Series
   2007 A, Limited Sales Tax &
   Interlocal RB
   5.00%, 12/01/23 (b)                A      --            1,135       1,196,983
                                                                   -------------
King (County of); Series 1999,
   Sewer RB
   5.50%, 01/01/09 (b)(d)(e)          AAA    Aaa           1,000       1,038,590
                                                                   -------------
Klickitat (County of) Public
   Utility District No. 1;
   Series 2006 B
   Refunding Electric RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 12/01/23(b)(c)              --     Aaa           3,000       3,187,560
                                                                   -------------
   5.00%, 12/01/24(b)(c)              --     Aaa           2,000       2,123,420
                                                                   -------------
Pierce (County of) White River
   School District No. 416;
   Series 2000, Unlimited Tax
   GO
   5.35%, 12/01/09 (b)                --     Aa1           1,550       1,611,504
                                                                   -------------
Renton (City of); Series 2006,
   Limited Tax GO (INS-MBIA
   Insurance Corp.)
   5.00%, 12/01/28 (b)(c)             AAA    Aaa           2,000       2,123,420
                                                                   -------------
Skagit (County of) Public
   Hospital District No. 001
   (Skagit Valley Hospital);
   Series 2005, RB
   5.38%, 12/01/22 (b)                --     Baa2            500         524,300
                                                                   -------------
Thurston (County of) School
   District No. 111 (Olympia);
   Series 2005 A, Unlimited Tax
   GO (INS-MBIA Insurance Corp.)
   5.00%, 12/01/22 (b)(c)             AAA    Aaa           3,725       3,959,712
                                                                   -------------
Washington (State of) Health
   Care Facilities Authority
   (Providence Health System
   Project); Series 2001 A, RB
   (INS-MBIA Insurance Corp.)
   5.25%, 10/01/21 (b)(c)             AAA    Aaa           2,000       2,105,900
                                                                   -------------
                                                                      17,871,389
                                                                   -------------
WISCONSIN-1.46%
Adams-Friendship (Cities of)
   School District; Series
   1996, Refunding Unlimited
   Tax GO (INS-Ambac Assurance
   Corp.)
   6.50%, 04/01/15 (b)(c)             AAA    Aaa           1,340       1,573,160
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
WISCONSIN-(CONTINUED)
Kimberly (City of) Area School
   District; Series 2005,
   Refunding Unlimited Tax GO
   5.00%, 03/01/15 (b)(d)(e)          NRR    Aaa       $   2,295   $   2,479,839
                                                                   -------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Sinai Samaritan
   Medical Center Inc.); Series
   1996, RB (INS-MBIA Insurance
   Corp.)
   5.75%, 08/15/16 (b)(c)             AAA    Aaa           1,500       1,523,700
                                                                   -------------
Wisconsin (State of); Series
   2000 C, Unlimited Tax GO
   5.50%, 05/01/10 (b)(d)(e)          NRR    NRR           2,500       2,626,450
                                                                   -------------
                                                                       8,203,149
                                                                   -------------
TOTAL INVESTMENTS-98.42%
   (Cost $520,093,988)                                               553,010,064
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-1.58%                                    8,882,731
                                                                   -------------
NET ASSETS-100.00%                                                 $ 561,892,795
                                                                   -------------

Investment Abbreviations:

CEP   --  Credit Enhancement Provider
COP   --  Certificates of Participation
Ctfs. --  Certificates
FHA   --  Federal Housing Administration
GNMA  --  Government National Mortgage Association
GO    --  General Obligation Bonds
Gtd.  --  Guaranteed
INS   --  Insurer
Jr.   --  Junior
NRR   --  Not Re-Rated
PCR   --  Pollution Control Revenue Bonds
RB    --  Revenue Bonds
Sr.   --  Senior
Sub.  --  Subordinated
TAN   --  Tax Anticipation Notes
VA    --  Department of Veterans Affairs

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (f) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $553,010,064, which represented 98.42% of the Fund's Net Assets. See
     Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

(e) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(g)  Security subject to the alternative minimum tax.

(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Municipal Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. RISKS INVOLVED IN INVESTING IN THE FUND - Tax-Free - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

AIM Municipal Bond Fund

D. LOWER-RATED SECURITIES - The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $112,835,547 and $75,401,970, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $32,986,974
Aggregate unrealized (depreciation) of investment securities      (153,783)
                                                               -----------
Net unrealized appreciation of investment securities           $32,833,191
                                                               ===========

Cost of investments for tax purposes is $520,176,873.

                              AIM Real Estate Fund
            Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   REA-QTR-1 4/07   A I M Advisors, Inc.

AIM Real Estate Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                      SHARES           VALUE
                                                  -------------   --------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS &
   OTHER EQUITY INTERESTS-94.89%

APARTMENTS-14.27%
Archstone-Smith Trust                                 1,332,317   $   69,427,039
AvalonBay Communities, Inc.                              75,600        9,242,856
Boardwalk Real Estate Investment Trust
   (Canada)                                             303,000       12,364,060
Camden Property Trust                                   641,500       44,680,475
Canadian Apartment Properties Real Estate
   Investment Trust (Canada)                            296,800        5,591,574
Education Realty Trust, Inc.                            213,100        3,034,544
Equity Residential                                    1,523,800       70,750,034
Essex Property Trust, Inc.                              358,100       46,144,766
Mid-America Apartment Communities, Inc.                 315,600       17,026,620
Nippon Residential Investment Corp.
   (Japan)(a)                                               150          957,824
                                                                  --------------
                                                                     279,219,792
                                                                  --------------
DEVELOPERS-1.06%
Capitaland Ltd. (Singapore)(a)                          582,000        3,210,709
Daikyo Inc. (Japan)(a)                                  571,000        2,864,824
GOLDCREST Co., Ltd. (Japan)(a)                           98,960        4,918,600
Hopson Development Holdings Ltd. (China)(a)           1,114,100        2,622,034
Joint Corp. (Japan)(a)                                   61,700        2,037,257
Sun Hung Kai Properties Ltd. (Hong Kong)(a)             425,000        4,974,618
                                                                  --------------
                                                                      20,628,042
                                                                  --------------
DIVERSIFIED-6.10%
British Land Co. PLC (United Kingdom)(a)                148,700        4,343,494
China Resources Land Ltd. (Hong Kong)(a)              1,024,000        1,232,108
Colonial Properties Trust                               348,200       17,274,202
Kerry Properties Ltd. (Hong Kong)(a)                    399,500        1,990,322
Land Securities Group PLC (United
   Kingdom)(a)                                          130,200        5,068,949
Unibail (France)(a)                                       8,000        2,207,241
Vornado Realty Trust                                    735,800       87,287,954
                                                                  --------------
                                                                     119,404,270
                                                                  --------------
HEALTHCARE-6.16%
Health Care Property Investors, Inc.                  1,373,700       48,615,243
Health Care REIT, Inc.                                  441,800       19,987,032
Ventas, Inc.                                          1,229,800       51,848,368
                                                                  --------------
                                                                     120,450,643
                                                                  --------------
INDUSTRIAL PROPERTIES-8.47%
AMB Property Corp.                                      602,900       36,722,639

                                                      SHARES           VALUE
                                                  -------------   --------------
INDUSTRIAL PROPERTIES-(CONTINUED)
Macquarie Goodman Property Trust (New
   Zealand)(a)                                        2,918,100   $    3,310,249
ProLogis                                              1,939,070      125,651,736
                                                                  --------------
                                                                     165,684,624
                                                                  --------------
LODGING-RESORTS-10.00%
DiamondRock Hospitality Co.                             622,400       11,383,696
Equity Inns Inc.                                        461,675        7,894,643
Hilton Hotels Corp.                                   1,131,600       38,474,400
Host Hotels & Resorts Inc.                            3,575,297       91,670,615
Regal Real Estate Investment Trust (Hong
   Kong)(b)                                           5,343,100        1,810,051
Starwood Hotels & Resorts Worldwide, Inc.               661,900       44,360,538
                                                                  --------------
                                                                     195,593,943
                                                                  --------------
OFFICE PROPERTIES-15.31%
Alexandria Real Estate Equities, Inc.                   391,900       41,482,615
American Financial Realty Trust                         676,700        7,173,020
Boston Properties, Inc.                                 639,800       75,214,888
Brandywine Realty Trust                               1,054,557       34,673,834
Capitacommercial Trust (Singapore)(a)                   550,340        1,012,724
China Overseas Land & Investment Ltd.
   (Hong Kong)(a)                                     1,124,000        1,367,724
Derwent London PLC (United Kingdom)(a)                  186,500        7,918,612
Douglas Emmett, Inc.                                    722,600       18,823,730
Hongkong Land Holdings Ltd. (Hong Kong)(a)              589,000        2,740,725
SL Green Realty Corp.                                   737,800      103,956,020
Valad Property Group (Australia)(a)                   2,805,400        5,201,554
                                                                  --------------
                                                                     299,565,446
                                                                  --------------
REGIONAL MALLS-16.60%
AEON Mall Co., Ltd. (Japan)(a)                          120,400        4,030,098
CapitaMall Trust (Singapore)(a)                       1,002,000        2,605,149
General Growth Properties, Inc.                       1,495,900       95,513,215
Hang Lung Properties Ltd. (Hong Kong)(a)              2,111,000        6,273,632
Macerich Co. (The)                                      664,300       63,188,216
Primaris Retail Real Estate Investment
   Trust (Canada)                                       191,200        3,528,044
Simon Property Group, Inc.                            1,297,900      149,621,912
                                                                  --------------
                                                                     324,760,266
                                                                  --------------
SELF STORAGE FACILITIES-4.14%
Extra Space Storage Inc.                                155,000        2,900,050
Public Storage, Inc.                                    836,800       78,090,176
                                                                  --------------
                                                                      80,990,226
                                                                  --------------

AIM Global Real Estate

                                                      SHARES           VALUE
                                                  -------------   --------------
SHOPPING CENTERS-11.02%
Capital & Regional PLC (United Kingdom)(a)              317,500   $    9,709,122
Developers Diversified Realty Corp.                   1,041,600       67,808,160
Federal Realty Investment Trust                         367,800       33,164,526
Kimco Realty Corp.                                    1,165,600       56,030,392
Regency Centers Corp.                                   592,800       48,846,720
                                                                  --------------
                                                                     215,558,920
                                                                  --------------
SPECIALTY PROPERTIES-1.76%
Digital Realty Trust, Inc.                              503,000       20,346,350
Rayonier Inc.                                           326,100       14,142,957
                                                                  --------------
                                                                      34,489,307
                                                                  --------------
   Total Real Estate Investment Trusts, Common
      Stocks & Other Equity Interests
      (Cost $1,195,095,426)                                        1,856,345,479
                                                                  --------------
PREFERRED STOCKS-3.00%
APARTMENTS-0.11%
BRE Properties, Inc. Series C, 6.75% Pfd.                44,000        1,103,960
Equity Residential Series N, 6.48% Pfd.                  40,200        1,002,186
                                                                  --------------
                                                                       2,106,146
                                                                  --------------
DIVERSIFIED-0.24%
iStar Financial Inc. Series E, 7.88% Pfd.                50,000        1,268,000
Lexington Realty Trust Series D, 7.55% Pfd.              80,000        2,048,000
Vornado Realty Trust Series E, 7.00% Pfd.                54,800        1,392,468
                                                                  --------------
                                                                       4,708,468
                                                                  --------------
FREESTANDING-0.01%
National Retail Properties Inc. Series C,
   7.38% Pfd.                                            10,000          256,600
                                                                  --------------

INDUSTRIAL/OFFICE MIXED-0.48%
Duke Realty Corp.,
   Series J, 6.63% Pfd.                                  36,600          921,588
   Series K, 6.50% Pfd.                                  85,000        2,146,250
   Series N, 7.25% Pfd.                                 183,800        4,806,370
PS Business Parks, Inc.,
   Series M, 7.20% Pfd.                                   1,500           38,145
   Series O, 7.38% Pfd.                                  56,000        1,428,000
                                                                  --------------
                                                                       9,340,353
                                                                  --------------
INDUSTRIAL PROPERTIES-0.21%
First Industrial Realty Trust, Inc.,
   Series J, 7.25% Pfd.                                 140,300        3,584,665
   Series K, 7.25% Pfd.                                  17,000          431,290
                                                                  --------------
                                                                       4,015,955
                                                                  --------------

                                                      SHARES           VALUE
                                                  -------------   --------------
LODGING-RESORTS-0.34%
Eagle Hospitality Properties Trust, Inc.
   Series A, 8.25% Pfd.                                  36,000   $      861,480
LaSalle Hotel Properties,
   Series D, 7.50% Pfd.                                 108,700        2,744,675
   Series E, 8.00% Pfd.                                  72,400        1,914,256
Strategic Hotels & Resorts, Inc.,
   Series B, 8.25% Pfd.                                     700           17,864
   Series C, 8.25% Pfd.                                   2,000           51,380
Sunstone Hotel Investors, Inc. Series A,
   8.00% Pfd.                                            37,800          964,656
                                                                  --------------
                                                                       6,554,311
                                                                  --------------
MORTGAGE BACKED SECURITIES-0.20%
Gramercy Capital Corp. Series A 8.13% Pfd.              150,000        3,825,000
                                                                  --------------
OFFICE PROPERTIES-0.35%
BioMed Realty Trust, Inc. Series A, 7.38%
   Pfd.                                                 202,000        5,128,780
HRPT Properties Trust Series D, $1.63 Conv.
   Pfd.                                                  66,200        1,712,594
                                                                  --------------
                                                                       6,841,374
                                                                  --------------
REGIONAL MALLS-0.10%
Realty Income Corp. Series E, 6.75% Pfd.                 80,000        2,048,000
                                                                  --------------
SELF STORAGE FACILITIES-0.48%
PS Business Parks, Inc. Series P, 6.70% Pfd.             82,200        2,031,984
Public Storage, Inc.,
   7.13% Pfd.                                            73,100        1,856,740
   Series L, 6.75% Pfd.                                  85,000        2,164,950
   Series K, 7.25% Pfd. (b)                              17,700          457,899
   Series M, 6.63% Pfd.                                 120,000        2,971,200
                                                                  --------------
                                                                       9,482,773
                                                                  --------------
SHOPPING CENTERS-0.12%
Developers Diversified Realty Corp. 7.38%
   Pfd.                                                  22,400          571,200
Regency Centers Corp. Series D, 7.25% Pfd.               73,100        1,867,705
                                                                  --------------
                                                                       2,438,905
                                                                  --------------
SPECIALTY PROPERTIES-0.36%
Entertainment Properties Trust Series C,
   $1.44 Conv. Pfd.                                     280,000        7,070,000
                                                                  --------------
   Total Preferred Stocks (Cost $57,620,501)                          58,687,885
                                                                  --------------
MONEY MARKET FUNDS-1.66%
Liquid Assets Portfolio-Institutional Class
   (c)                                               16,211,442       16,211,442
Premier Portfolio-Institutional Class (c)            16,211,442       16,211,442
      Total Money Market Funds
         (Cost $32,422,884)                                           32,422,884
                                                                  --------------
TOTAL INVESTMENTS-99.55%
   (Cost $1,280,071,413)                                           1,947,456,248
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.45%                                    8,727,356
                                                                  --------------
NET ASSETS-100.00%                                                $1,956,183,604
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Global Real Estate

Investment Abbreviations:

Conv.   -- Convertible
Pfd.    -- Preferred

REIT    -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $80,597,569, which represented 4.12% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Real Estate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

     AIM Real Estate Fund
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

               The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     AIM Real Estate Fund

     D.   RISKS INVOLVED IN INVESTING IN THE FUND
          Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     AIM Real Estate Fund

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE        DIVIDEND       REALIZED
FUND                       07/31/06        COST           SALES       (DEPRECIATION)     04/30/07       INCOME       GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ------------    -----------
Liquid Assets            $14,134,742   $215,825,707   $(213,749,007)        $--        $16,211,442    $1,719,159         $--
   Portfolio-
   Institutional Class
Premier
   Portfolio-
   Institutional Class    14,134,742    215,825,707    (213,749,007)         --         16,211,442     1,712,644          --
                         -----------   ------------   -------------         ---        -----------    -----------        ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $28,269,484   $431,651,414   $(427,498,014)        $--        $32,422,884    $3,431,803         $--
                         -----------   ------------   -------------         ---        -----------    -----------        ---

     NOTE 3 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $725,026,206 and $667,286,543, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $668,319,095
Aggregate unrealized (depreciation) of investment securities     (2,360,428)
                                                               ------------
Net unrealized appreciation of investment securities           $665,958,667
                                                               ------------

Cost of investments for tax purposes is $1,281,497,581.

                            AIM Short Term Bond Fund
           Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   STB-QTR-1 4/07   A I M Advisors, Inc.

AIM Short Term Bond Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
BONDS & NOTES-65.11%
AEROSPACE & DEFENSE-0.76%
British Aerospace Finance Inc., Bonds,
   7.00%, 07/01/07 (Acquired 04/02/07;
   Cost $752,265)(a)(b)                           $     750,000   $      750,930
Goodrich Corp., Unsec. Unsub. Notes,
   6.45%, 04/15/08(b)                                   530,000          534,759
                                                                  --------------
                                                                       1,285,689
                                                                  --------------
AGRICULTURAL PRODUCTS-0.95%
Corn Products International Inc., Sr.
   Unsec. Notes, 8.25%, 07/15/07(b)                   1,605,000        1,612,656
                                                                  --------------
APPAREL RETAIL-0.28%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(b)                                          470,000          470,588
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.95%
Bank of New York Co. Inc. (The), Sr.
   Unsec. Sub. Notes, 4.25%,
   09/04/12(b)                                          704,000          702,085
                                                                  --------------
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%, 12/01/26
   (Acquired 06/12/03; Cost
   $1,789,065)(a)(b)                                  1,500,000        1,564,125
Mellon Capital II-Series B, Jr. Gtd.
   Sub. Second Tier Trust Pfd. Capital
   Securities, 8.00%, 01/15/27(b)                     1,000,000        1,044,020
                                                                  --------------
                                                                       3,310,230
                                                                  --------------
AUTOMOBILE MANUFACTURERS-1.47%
DaimlerChrysler N.A. Holding Corp.,
   Unsec. Gtd. Unsub. Global Notes,
   4.05%, 06/04/08(b)                                   580,000          571,068
   -Series D,
   Gtd. Floating Rate Medium Term Notes,
   5.82%, 09/10/07(b)(c)                                250,000          250,366
   -Series E,
   Unsec. Unsub. Floating Rate Medium Term Notes,
   5.89%, 10/31/08(b)(c)                              1,670,000        1,679,049
                                                                  --------------
                                                                       2,500,483
                                                                  --------------
BROADCASTING & CABLE TV-3.00%
CBS Corp., Sr. Unsec. Gtd. Global
   Notes, 5.63%, 05/01/07(b)                          2,015,000        2,015,000
                                                                  --------------
Clear Channel Communications Inc., Sr.
   Unsec. Sub. Global Notes, 4.63%,
   01/15/08(b)                                        1,210,000        1,198,335
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
BROADCASTING & CABLE TV-(CONTINUED)
Comcast Cable Communications Holdings
   Inc., Unsec. Gtd. Unsub. Global
   Notes, 8.38%, 05/01/07(b)                      $     545,000   $      545,044
                                                                  --------------
Cox Enterprises, Inc., Notes, 4.38%,
   05/01/08 (Acquired 04/25/07; Cost
   $810,964)(a)(b)                                      820,000          811,398
                                                                  --------------
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%,
   11/15/07(b)                                          520,000          524,098
                                                                  --------------
                                                                       5,093,875
                                                                  --------------
BUILDING PRODUCTS-1.03%
American Standard Inc., Sr. Unsec.
   Gtd. Notes, 7.38%, 02/01/08(b)                     1,197,000        1,213,530
                                                                  --------------
Masco Corp., Unsec. Notes, 4.63%,
   08/15/07(b)                                          530,000          528,421
                                                                  --------------
                                                                       1,741,951
                                                                  --------------
CASINOS & GAMING-1.10%
Harrah's Operating Co., Inc., Sr.
   Unsec. Gtd. Global Notes, 7.13%,
   06/01/07(b)                                        1,875,000        1,875,187
                                                                  --------------
COMMODITY CHEMICALS-0.32%
Chevron Phillips Chemical Co. LLC, Sr.
   Unsec. Global Notes, 5.38%,
   06/15/07(b)                                          550,000          549,835
                                                                  --------------
CONSUMER FINANCE-1.39%
Ford Motor Credit Co. LLC, Sr. Unsec.
   Notes, 4.95%, 01/15/08(b)                          2,040,000        2,021,069
                                                                  --------------
SLM Corp.-Series A, Medium Term Notes,
   3.95%, 08/15/08(b)                                   350,000          342,433
                                                                  --------------
                                                                       2,363,502
                                                                  --------------
DEPARTMENT STORES-0.70%
JC Penney Corp. Inc., Unsec. Deb.,
   8.13%, 04/01/27(b)                                 1,060,000        1,090,210
                                                                  --------------
May Department Stores Co. (The),
   Unsec. Gtd. Deb., 7.90%, 10/15/07(b)                 100,000          101,029
                                                                  --------------
                                                                       1,191,239
                                                                  --------------
DIVERSIFIED BANKS-4.10%
BankBoston Capital Trust II-Series B,
   Gtd. Trust Pfd. Capital Securities,
   7.75%, 12/15/26(b)                                 1,200,000        1,251,012
                                                                  --------------
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.49%,
   08/08/07 (Acquired 04/06/06; Cost
   $497,405)(a)(b)(c)                                   500,000          500,120
                                                                  --------------

AIM Short Term Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
DIVERSIFIED BANKS-(CONTINUED)
Calyon (France), Gtd. Floating Rate
   Medium Term Notes, 5.06%, 02/11/08
   (Acquired 04/0/2007; Cost
   $1,154,200)(a)                                 $   1,160,000   $    1,154,200
                                                                  --------------
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(b)                                   650,000          679,458
                                                                  --------------
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38% (b)(d)                        300,000          316,436
                                                                  --------------
North Fork Bancorp., Inc., Unsec. Sub.
   Notes, 5.00%, 08/15/12(b)                          1,170,000        1,170,058
                                                                  --------------
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(b)                            420,000          424,688
                                                                  --------------
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15%
   (b)(d)                                               555,000          572,693
                                                                  --------------
VTB Capital S.A. (Russia), Sr.
   Floating Rate Notes, 6.10%,
   09/21/07 (Acquired 12/14/05; Cost
   $900,000)(a)(b)(c)                                   900,000          901,137
                                                                  --------------
                                                                       6,969,802
                                                                  --------------
DIVERSIFIED CHEMICALS-0.32%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06; Cost
   $543,796)(a)(b)                                      540,000          545,314
                                                                  --------------
DIVERSIFIED METALS & MINING-0.30%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(b)                            501,000          509,823
                                                                  --------------
DIVERSIFIED REIT'S-0.41%
Vornado Realty L.P., Sr. Unsec. Unsub.
   Notes, 5.63%, 06/15/07(b)                            700,000          700,000
                                                                  --------------
ELECTRIC UTILITIES-1.90%
Alabama Power Co., Sr. Unsec. Unsub.
   Notes, 3.50%, 11/15/07(b)                             10,000            9,903
                                                                  --------------
American Electric Power, Sr. Unsec.
   Notes, 4.71%, 08/16/07(b)                            155,000          154,674
                                                                  --------------
Duke Energy Corp., First Mortgage
   Bonds, 3.75%, 03/05/08(b)                            107,000          105,577
                                                                  --------------
Duke Energy Indiana, Inc., Unsec.
   Deb., 7.85%, 10/15/07(b)                             245,000          247,501
                                                                  --------------
Entergy Gulf States, Inc., Floating
   Rate First Mortgage Bonds, 6.09%,
   12/08/08 (Acquired
   01/25/07-04/04/07; Cost
   $760,918)(a)(b)(c)                                   760,000          760,325
                                                                  --------------
Indianapolis Power & Light Co., First
   Mortgage Bonds, 7.38%, 08/01/07(b)                   150,000          150,677
                                                                  --------------
PPL Capital Funding Inc.-Series D,
   Unsec. Gtd. Unsub. Medium Term
   Notes, 8.38%, 06/15/07(b)                          1,307,000        1,311,405
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
ELECTRIC UTILITIES-(CONTINUED)
Yorkshire Power Finance (United
   Kingdom)-Series B, Sr. Unsec. Gtd.
   Unsub. Global Notes, 6.50%,
   02/25/08(b)                                    $     475,000   $      479,394
                                                                  --------------
                                                                       3,219,456
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.69%
Potash Corp. of Saskatchewan Inc.
   (Canada), Unsec. Unsub. Yankee
   Notes, 7.13%, 06/15/07(b)                          1,160,000        1,161,984
                                                                  --------------
FOOD RETAIL-1.69%
Safeway Inc., Sr. Unsec. Notes, 4.80%,
   07/16/07(b)                                        2,880,000        2,875,709
                                                                  --------------
GOLD-0.18%
Newmont Gold Corp.-Series A1, Pass
   Through Ctfs., 8.91%, 01/05/09(b)                    297,224          306,165
                                                                  --------------
HOMEBUILDING-1.82%
D.R. Horton, Inc., Sr. Unsec. Gtd.
   Notes, 7.50%, 12/01/07(b)                          1,415,000        1,430,126
                                                                  --------------
Ryland Group, Inc. (The), Sr. Unsec.
   Notes, 5.38%, 06/01/08(b)                          1,660,000        1,656,813
                                                                  --------------
                                                                       3,086,939
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-1.08%
Hyatt Equities LLC, Notes, 6.88%,
   06/15/07 (Acquired
   01/09/07-04/04/07; Cost
   $863,445)(a)(b)                                      860,000          860,946
                                                                  --------------
Starwood Hotels & Resorts Worldwide,
   Inc., Sr. Unsec. Gtd. Global Notes,
   7.38%, 05/01/07(b)                                   969,000          969,194
                                                                  --------------
                                                                       1,830,140
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.18%
Newell Rubbermaid Inc.-Series A,
   Unsec. Unsub. Putable Medium Term
   Notes, 6.35%, 07/15/08(b)                            300,000          303,984
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-1.01%
TXU Energy Co. LLC, Sr. Unsec.
   Floating Rate Notes, 5.85%,
   09/16/08 (Acquired 03/13/07; Cost
   $1,720,000)(a)(b)(c)                               1,720,000        1,720,749
                                                                  --------------
INDUSTRIAL CONGLOMERATES-0.62%
Hutchison Whampoa Finance CI Ltd.
   (Cayman Islands)-Series A, Sr.
   Unsec. Gtd. Unsub. Notes, 6.95%,
   08/01/07 (Acquired 01/09/07; Cost
   $201,426)(a)(b)                                      200,000          200,666
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)
Tyco International Group S.A.
   Participation Certificate Trust,
   Unsec. Notes, 4.44%, 06/15/07
   (Acquired 10/26/06-11/27/06; Cost
   $854,150)(a)(b)                                $     860,000   $      858,770
                                                                  --------------
                                                                       1,059,436
                                                                  --------------
INSURANCE BROKERS-0.97%
Marsh & McLennan Cos., Inc., Unsec.
   Global Notes, 3.63%, 02/15/08(b)                   1,670,000        1,645,167
                                                                  --------------
INTEGRATED OIL & GAS-1.22%
Husky Oil Ltd. (Canada), Yankee Bonds,
   8.90%, 08/15/28(b)                                 2,000,000        2,077,500
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-3.01%
CenturyTel Inc.-Series J, Sr. Unsec.
   Notes, 4.63%, 05/15/07(b)                            886,000          885,637
                                                                  --------------
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb., 7.20%,
   10/15/26(b)                                          680,000          704,398
                                                                  --------------
Telecom Italia Capital S.A. (Italy),
   Unsec. Gtd. Unsub. Global Notes,
   4.00%, 11/15/08(b)                                   860,000          843,953
                                                                  --------------
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07(b)                                 2,671,000        2,675,140
                                                                  --------------
                                                                       5,109,128
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.12%
Jefferies Group, Inc.-Series B, Sr.
   Unsec. Notes, 7.50%, 08/15/07(b)                     195,000          196,147
                                                                  --------------
MOVIES & ENTERTAINMENT-1.58%
Historic TW Inc.,
   Notes,
   8.18%, 08/15/07(b)                                   818,000          823,758
                                                                  --------------
   Unsec. Deb.,
                                                                  --------------
   7.48%, 01/15/08(b)                                   268,000          270,313
                                                                  --------------
News America Inc., Sr. Global Notes,
   6.63%, 01/09/08(b)                                   485,000          488,909
                                                                  --------------
Time Warner Inc., Sr. Unsec. Gtd.
   Global Notes, 6.15%, 05/01/07(b)                   1,091,000        1,091,022
                                                                  --------------
                                                                       2,674,002
                                                                  --------------
MULTI-LINE INSURANCE-0.14%
Hartford Financial Services Group
   Inc., Sr. Unsec. Notes, 4.70%,
   09/01/07(b)                                          240,000          239,448
                                                                  --------------
MULTI-UTILITIES-3.42%
Ameren Corp., Bonds, 4.26%, 05/15/07(b)               2,905,000        2,903,460
                                                                  --------------
Consolidated Edison Co. of New York,
   Inc.-Series 97-B, Unsec. Deb.,
   6.45%, 12/01/07(b)                                   170,000          171,073
                                                                  --------------
Dominion Resources, Inc.,
   Notes,
   4.13%, 02/15/08(b)                                    16,000           15,841
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
MULTI-UTILITIES-(CONTINUED)
   -Series D,
   Sr. Floating Rate Notes,
   5.65%, 09/28/07(b)(c)                          $     245,000   $      245,156
                                                                  --------------
DTE Energy Co., Sr. Unsec. Notes,
   5.63%, 08/16/07(b)                                   545,000          545,300
                                                                  --------------
Midamerica Energy Holdings Co., Sr.
   Unsec. Notes, 7.63%, 10/15/07(b)                      90,000           90,824
                                                                  --------------
Public Service Electric & Gas Co.,
   First Mortgage Bonds, 6.38%,
   05/01/08(b)                                          150,000          151,001
                                                                  --------------
Sempra Energy, Sr. Notes, 4.62%,
   05/17/07(b)                                          270,000          269,908
                                                                  --------------
Tampa Electric Co., Unsec. Unsub.
   Notes, 5.38%, 08/15/07(b)                          1,260,000        1,259,735
                                                                  --------------
TE Products Pipeline Co., Sr. Unsec.
   Notes, 6.45%, 01/15/08(b)                            160,000          159,269
                                                                  --------------
                                                                       5,811,567
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.36%
Premcor Refining Group Inc. (The), Sr.
   Unsec. Global Notes, 9.50%,
   02/01/13(b)                                          575,000          617,102
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-0.74%
Enterprise Products Operating
   L.P.-Series B, Sr. Unsec. Gtd.
   Unsub. Global Notes, 4.00%,
   10/15/07(b)                                        1,265,000        1,257,030
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-10.80%
Bank One Corp., Unsec. Sub. Notes,
   7.60%, 05/01/07(b)                                   675,000          675,034
                                                                  --------------
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 12/15/26(b)                       350,000          365,270
                                                                  --------------
Barnett Capital II, Gtd. Trust Pfd.
   Capital Securities, 7.95%,
   12/01/26(b)                                          410,000          427,892
                                                                  --------------
Culligan Finance Corp., Medium Term
   Notes, 5.35%, 05/15/07 (Acquired
   10/24/06; Cost $249,600)(a)(b)(e)                    250,000          249,993
                                                                  --------------
General Electric Capital Corp.,
   Unsec. Floating Rate Putable Deb.,
   5.34%, 09/01/07(b)(c)
   -Series A,                                           190,000          188,680
                                                                  --------------
   Medium Term Floating Rate Notes,
   4.40%, 03/02/09(b)(c)                              1,115,000        1,098,899
                                                                  --------------
   Medium Term Global Notes,
   5.00%, 06/15/07(b)                                   110,000          109,950
                                                                  --------------
   Sr. Medium Term Floating Rate Notes,
   4.65%, 06/11/08(b)(c)                                808,000          799,970
                                                                  --------------
Mantis Reef Ltd. (Australia), Notes,
   4.69%, 11/14/08 (Acquired
   08/11/06-02/23/07; Cost
   $1,361,505)(a)(b)                                  1,380,000        1,361,963
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   (CONTINUED)
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87% (Acquired
   06/14/05-07/28/05; Cost
   $1,980,715)(a)(b)(d)                           $   1,750,000   $    1,840,125
                                                                  --------------
NB Capital Trust II, Gtd. Sub. Trust
   Pfd. Capital Securities, 7.83%,
   12/15/26(b)                                          215,000          224,239
                                                                  --------------
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(b)                                 1,040,000        1,084,470
                                                                  --------------
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(b)                                   266,667          266,880
                                                                  --------------
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(b)                                 2,147,500        2,244,932
                                                                  --------------
Pitney Bowes Credit Corp., Deb.,
   9.25%, 06/15/08(b)                                   645,000          671,071
                                                                  --------------
Residential Capital LLC,
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   6.73%, 06/29/07(b)(c)                              1,940,000        1,941,806
                                                                  --------------
   Sr. Unsec. Gtd. Floating Rate Notes,
   5.84%, 06/09/08(b)(c)                                790,000          784,493
                                                                  --------------
St. George Funding Co. LLC
   (Australia), Bonds, 8.49%
   (Acquired 10/19/06-01/26/07; Cost
   $1,399,335)(a)(b)(d)                               1,330,000        1,392,443
                                                                  --------------
Suncorp-Metway Ltd. (Australia),
   Notes, 3.50%, 06/15/13 (Acquired
   03/13/07; Cost $880,407)(a)(b)                       900,000          885,933
                                                                  --------------
Textron Financial Corp.-Series E, Gtd.
   Floating Rate Medium Term Notes,
   7.09%, 12/01/07(b)(c)                                410,000          412,751
                                                                  --------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.32%  (Acquired 12/07/04-12/01/06;
   Cost $799,125)(a)(b)(c)(d)                           800,000          802,637
                                                                  --------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.30%  (Acquired 11/10/06; Cost
   $525,619)(a)(b)(c)(d)                                525,000          517,193
                                                                  --------------
                                                                      18,346,624
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-3.64%
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.45%, 01/15/08(b)(f)                              2,070,000        2,081,965
                                                                  --------------
   6.60%, 12/15/08(b)                                   860,000          876,951
                                                                  --------------
Midamerican Energy Holdings Co., Sr.
   Unsec. Global Notes, 3.50%,
   05/15/08(b)                                          130,000          127,556
                                                                  --------------
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06-01/11/07; Cost
   $2,198,540)(a)(b)(d)                               2,170,000        2,284,901
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
Safeco Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.07%,
   07/15/37(b)                                    $     780,000   $      817,315
                                                                  --------------
                                                                       6,188,688
                                                                  --------------
PUBLISHING-0.54%
Belo Corp., Sr. Unsec. Unsub. Notes,
   7.13%, 06/01/07(b)                                   920,000          921,260
                                                                  --------------
RAILROADS-0.77%
Norfolk Southern Corp., Sr. Unsec
   Notes, 6.00%, 04/30/08(b)                          1,300,000        1,308,125
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.36%
Realogy Corp., Sr. Floating Rate
   Notes, 7.06%, 10/20/09 (Acquired
   10/13/06; Cost $600,000)(a)(b)(c)                    600,000          602,987
                                                                  --------------
REGIONAL BANKS-3.94%
Amsouth Bank N.A.-Series AI, Unsec.
   Sub. Notes, 6.45%, 02/01/08(b)                       720,000          727,884
                                                                  --------------
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 6.91%, 03/01/34(b)(c)                       1,500,000        1,533,090
                                                                  --------------
Greater Bay Bancorp-Series B, Sr.
   Notes, 5.25%, 03/31/08(b)                            315,000          313,176
                                                                  --------------
Popular North America Inc.-Series F,
   Medium Term Notes, 5.20%,
   12/12/07(b)                                        1,120,000        1,115,195
                                                                  --------------
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(b)                           2,735,000        3,000,788
                                                                  --------------
                                                                       6,690,133
                                                                  --------------
RETAIL REIT'S-0.39%
JDN Realty Corp., Unsec. Sub. Notes,
   6.95%, 08/01/07(b)                                   190,000          190,661
                                                                  --------------
National Retail Properties Inc., Sr.
   Unsec. Notes, 7.13%, 03/15/08(b)                     470,000          476,674
                                                                  --------------
                                                                         667,335
                                                                  --------------
SOVEREIGN DEBT-0.76%
Russian Federation (Russia)-REGS,
   Unsec. Unsub. Euro Bonds, 10.00%,
   06/26/07 (Acquired
   05/14/04-05/18/04; Cost
   $1,440,281)(a)(b)                                  1,275,000        1,285,327
                                                                  --------------
SPECIALIZED FINANCE-0.06%
CIT Group Inc., Sr. Medium Term
   Floating Rate Notes, 5.58%,
   09/20/07(b)(c)                                       100,000          100,061
                                                                  --------------
SPECIALIZED REIT'S-0.72%
Health Care Property Investors, Inc.,
   Sr. Sec. Floating Rate Medium Term
   Notes, 5.80%, 09/15/08(b)(c)                         830,000          832,026
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
SPECIALIZED REIT'S-(CONTINUED)
Health Care REIT, Inc., Sr. Unsec.
   Notes, 7.50%, 08/15/07(b)                            385,000   $      387,075
                                                                  --------------
                                                                       1,219,101
                                                                  --------------
SPECIALTY CHEMICALS-0.51%
ICI Wilmington Inc., Gtd. Notes,
   7.05%, 09/15/07(b)                                   870,000          872,749
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.87%
Bank United Corp., Unsec. Sub. Notes,
   8.88%, 05/01/07(b)                                   405,000          405,037
                                                                  --------------
Greenpoint Capital Trust I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   9.10%, 06/01/27(b)                                   630,000          659,654
                                                                  --------------
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.38%, 06/01/27(b)                                   400,000          418,192
                                                                  --------------
                                                                       1,482,883
                                                                  --------------
TRUCKING-1.66%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(b)                          2,400,000        2,479,392
                                                                  --------------
Ryder System Inc., Medium Term Notes,
   4.50%, 12/10/07(b)                                   340,000          337,137
                                                                  --------------
                                                                       2,816,529
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.28%
Alamosa Delaware Inc., Sr. Gtd. Global
   Notes, 8.50%, 01/31/12(b)                          1,245,000        1,319,999
                                                                  --------------
Sprint Capital Corp., Sr. Unsec. Gtd.
   Global Notes, 6.13%, 11/15/08(b)                     850,000          860,395
                                                                  --------------
                                                                       2,180,394
                                                                  --------------
      Total Bonds & Notes
       (Cost $111,017,288)                                           110,594,023
                                                                  --------------
U.S. MORTGAGE-BACKED SECURITIES-27.76%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.12%
Federal Home Loan Mortgage Corp.,
   Pass Through Ctfs.,
   8.00%, 11/20/12(b)                                   474,733          491,196
   9.00%, 05/01/15(b)                                   339,385          367,830
   7.50%, 06/01/16 to 07/01/24(b)                       885,019          917,676
   7.00%, 12/01/16 to 10/01/34(b)                     2,286,474        2,382,482
   6.00%, 02/01/17 to 03/01/23(b)                     3,559,364        3,594,015
   8.50%, 02/01/19 to 08/17/26(b)                     1,989,180        2,144,409
   6.50%, 12/01/35(b)                                   482,293          493,373
                                                                  --------------
                                                                      10,390,981
                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   -14.37%
Federal National Mortgage Association,
   Pass Through Ctfs.,
   7.50%, 02/01/15 to 02/01/31(b)                     2,394,410        2,506,977
   7.00%, 04/01/15 to 08/01/36(b)                    12,073,596       12,553,919

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-
   (CONTINUED)
   8.50%, 09/01/15 to 07/01/30(b)                 $     809,188   $      877,044
   6.50%, 11/01/16 to 10/01/35(b)                     4,293,045        4,418,173
   8.00%, 09/01/17 to 08/01/32(b)                     2,510,079        2,652,359
   7.00%, 02/01/20(b)                                   932,517(g)       972,316
   9.00%, 02/01/21 to 01/01/30(b)                       350,987          382,081
   10.00%, 05/01/26(b)                                   51,880           54,987
                                                                  --------------
                                                                      24,417,856
                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-7.27%

Government National Mortgage Association,
   Pass Through Ctfs.,
   6.50%, 10/15/13 to 02/15/34(b)                     5,813,684        6,029,982
   7.00%, 05/15/17 to 06/15/32(b)                     1,830,490        1,918,768
   7.00%, 12/15/17(b)                                   804,112(g)       830,859
   6.00%, 06/15/18 to 06/15/33(b)                     1,303,535        1,326,380
   7.75%, 09/15/19 to 02/15/21(b)                       452,232          476,271
   7.50%, 12/20/25 to 07/15/32(b)                     1,156,366        1,215,265
   8.50%, 07/20/27(b)                                   210,315          226,383
   8.00%, 10/15/30(b)                                   297,973          319,303
                                                                  --------------
                                                                      12,343,211
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $45,500,856)                                           47,152,048
                                                                  --------------
COMMERCIAL PAPER-1.79%
BROADCASTING & CABLE TV-1.79%
Cox Communications Inc. Floating Rate
   (Cost $3,040,000)(b)                               3,040,000        3,040,632
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-1.65%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.06%
 Unsec. Floating Rate Global Notes, 3.22%,
   02/17/09(b)                                        1,200,000        1,190,640
                                                                  --------------
 Unsec. Notes, 5.30%, 01/12/10(b)(c)                    600,000          600,342
                                                                  --------------
                                                                       1,790,982
                                                                  --------------
STUDENT LOAN MARKETING ASSOCIATION-0.59%
Floating Rate Medium Term Notes, 5.58%,
                                                                  --------------
   12/15/08(b)(c)                                       530,000          530,239
                                                                  --------------
Medium Term Notes, 3.63%, 03/17/08(b)                   480,000          473,755
                                                                  --------------
                                                                       1,003,994
                                                                  --------------
      Total U.S. Government Agency Securities
       (Cost $2,787,392)                                               2,794,976
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
ASSET-BACKED SECURITIES-1.48%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-1.48%
Pacific Coast CDO Ltd. (Cayman
   Islands)-Series 1A, Class A,
   Floating Rate Bonds, 5.79%,
   10/25/36 (Acquired
   03/24/06-05/26/04; Cost
   $1,022,710)(a)(e)                              $   1,032,605   $    1,024,861
                                                                  --------------
Toyota Auto Receivables Owners
   Trust-Series 2003-A, Class A4,
   2.20%, 03/15/10(b)                                    46,310           46,280
                                                                  --------------
Wirefree Partners III CDO-Series
   2005-1A, Notes, 6.00%, 11/17/19
   (Acquired 10/12/06; Cost
   $1,449,952)(a)(b)                                  1,465,638        1,450,733
                                                                  --------------
      Total Asset-Backed Securities
        (Cost $2,518,842)                                              2,521,874
                                                                  --------------

                                                      SHARES
                                                  -------------
PREFERRED STOCK-0.57%
WIRELESS TELECOMMUNICATION SERVICES-0.57%
Telephone & Data Systems, Inc. -Series A,
   Pfd.
   (Cost $999,375)                                       39,000          974,220
                                                                  --------------
MONEY MARKET FUNDS-0.25%
Liquid Assets Portfolio -Institutional
   Class (h)                                            211,355          211,355
                                                                  --------------
Premier Portfolio -Institutional Class (h)              211,355          211,355
                                                                  --------------
   Total Money Market Funds
      (Cost $422,710)                                                    422,710
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-98.61%
   (Cost $166,286,463)                                               167,500,483
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-0.50%
Liquid Assets Portfolio -Institutional
   Class (h)(i)                                         421,707          421,707
                                                                  --------------
STIC Prime Portfolio -Institutional Class
   (h)(i)                                               421,707          421,707
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities
         loaned)
         (Cost $843,414)                                                 843,414
                                                                  --------------
TOTAL INVESTMENTS-99.11%
   (Cost $167,129,877)                                               168,343,897
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.89%                                    1,510,665
                                                                  --------------
NET ASSETS-100.00%                                                $  169,854,562
                                                                  --------------

Investment Abbreviations:
Ctfs.    --  Certificates
Deb.     --  Debentures
GNMA     --  Government National Mortgage Association
Gtd.     --  Guaranteed
Jr.      --  Junior
Pfd.     --  Preferred
REGS     --  Regulation S
REIT     --  Real Estate Investment Trust
Sec.     --  Secured
Sr.      --  Senior
Sub.     --  Subordinated
Unsec.   --  Unsecured
Unsub.   --  Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $24,327,776, which represented 14.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $163,924,492, which represented 96.51% of the Fund's Net Assets. See
     Note 1A.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.

(d)  Perpetual bond with no specified maturity date.

(e) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 was $1,274,854, which represented 0.75% of the Fund's Net Assets.

(f)  All or a portion of this security was out on loan at April 30, 2007.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Short Term Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign

AIM Short Term Bond Fund
          securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of

AIM Short Term Bond Fund
          dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. COVERED CALL OPTIONS WRITTEN - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

               An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM Short Term Bond Fund

     G. SWAP AGREEMENTS - The Funds may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

               Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

               A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), such Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, such Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, such Fund receives the fixed payment over the life of the agreement. As the seller, such Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

               Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

     H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Short Term Bond Fund

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       07/31/06        COST           SALES       (DEPRECIATION)     04/30/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class    $  705,544    $39,473,946   $(39,968,135)         $--          $211,355     $48,516       $--
Premier  Portfolio-
   Institutional Class       705,544     39,473,946    (39,968,135)          --           211,355      48,238        --
                          ----------    -----------   ------------          ---          --------     -------       ---
   SUBTOTAL               $1,411,088    $78,947,892   $(79,936,270)         $--          $422,710     $96,754       $--
                          ==========    ===========   ============          ===          ========     =======       ===

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       07/31/06        COST           SALES       (DEPRECIATION)     04/30/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets             $       --    $   431,407   $     (9,700)         $--         $  421,707   $  5,251       $--
   Portfolio -
   Institutional Class
STIC Prime Portfolio
   - Institutional
   Class                          --        431,407         (9,700)          --            421,707      5,252        --
                          ----------    -----------   ------------          ---         ----------   --------       ---
   SUBTOTAL               $       --    $   862,814   $    (19,400)         $--         $  843,414   $ 10,503       $--
                          ----------    -----------   ------------          ---         ----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES       $1,411,088    $79,810,706   $(79,955,670)         $--         $1,266,124   $107,257       $--
                          ==========    ===========   ============          ===         ==========   ========       ===

*    Net of compensation to counterparties.

     NOTE 3 -- FUTURES CONTRACTS

     On April 30, 2007, $1,736,630 principal amount of U.S. Mortgage Backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                           UNREALIZED
                              NUMBER OF       MONTH/          VALUE       APPRECIATION
         CONTRACT             CONTRACTS     COMMITMENT      04/30/07     (DEPRECIATION)
         --------             ---------   -------------   ------------   --------------
U. S. Treasury 2 Year Notes      213        Jun-07/Long    $43,605,094      $102,692
U. S. Treasury 10 Year Notes      32        Jun-07/Long      3,466,500       (25,572)
                                                           $47,071,594      $ 77,120
U.S. Treasury 5 Year Notes        56       Jun-07/Short    $(5,926,375)     $(28,454)
                                                           -----------      --------
                                                           $41,145,219      $ 48,666
                                                           ===========      ========

AIM Short Term Bond Fund

     NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF    PREMIUMS
                      CONTRACTS    RECEIVED
                      ---------   ---------
Beginning of period       31      $ 6,142
Expired                  (31)      (6,142)
                         ---      -------
End of period             --      $    --
                         ===      =======

     NOTE 5 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                         NOTIONAL     UNREALIZED
                                                BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
     COUNTERPARTY          REFERENCE ENTITY    PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
     ------------        -------------------   ----------   -------------   ----------   --------   --------------
Lehman Brothers, Inc.    Dow Jones CDX N.A.
                         IG.7 Index             Buy             (.40%)      12/20/2011    $2,600         2,755

     NOTE 6 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At April 30, 2007, securities with an aggregate value of $827,030 were on loan to brokers. The loans were secured by cash collateral of $843,414 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended April 30, 2007, the Fund received dividends on cash collateral investments of $10,503 for securities lending transactions, which are net of compensation to counterparties.

AIM Short Term Bond Fund

     NOTE 7 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $112,456,811 and $144,409,741, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,635,085
Aggregate unrealized (depreciation) of investment securities     (682,474)
                                                               ----------
Net unrealized appreciation of investment securities           $  952,611
                                                               ==========

Cost of investments for tax purposes is $167,391,286.

                           AIM Total Return Bond Fund
            Quarterly Schedule of Portfolio Holdings - April 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   TRB-QTR-1 4/07    A I M Advisors, Inc.

AIM Total Return Bond Fund

SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  -------------   --------------
BONDS & NOTES-85.97%
AEROSPACE & DEFENSE-1.43%
Goodrich Corp.,
   Sr. Unsec. Unsub. Notes,
   7.50%, 04/15/08(a)                             $     350,000   $      355,688
                                                                  --------------
   Unsec. Unsub. Notes,
   6.45%, 04/15/08(a)                                 1,110,000        1,119,968
                                                                  --------------
Precision Castparts Corp., Unsec.
   Notes, 6.75%, 12/15/07(a)                          2,370,000        2,387,822
                                                                  --------------
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Pass
   Through Ctfs., (INS-MBIA Insurance
   Corp.) 6.66%, 09/15/13 (Acquired
   02/09/05-10/27/05; Cost
   $1,242,278)(a)(b)(c)                               1,144,045        1,207,580
                                                                  --------------
                                                                       5,071,058
                                                                  --------------
AGRICULTURAL PRODUCTS-1.67%
Corn Products International Inc.,
   Sr. Unsec. Notes,
   8.25%, 07/15/07(a)                                 3,760,000        3,777,935
                                                                  --------------
   8.45%, 08/15/09(a)                                 2,000,000        2,135,360
                                                                  --------------
                                                                       5,913,295
                                                                  --------------
APPAREL RETAIL-0.24%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(a)                                          850,000          851,062
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.80%
Bank of New York Co. Inc. (The), Sr.
   Unsec. Sub. Notes, 4.25%,
   09/04/12(a)                                          355,000          354,034
                                                                  --------------
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%, 12/01/26
   (Acquired 06/12/03; Cost
   $238,542)(a)(b)                                      200,000          208,550
                                                                  --------------
Mellon Capital II-Series B, Jr. Gtd.
   Sub. Tier II Trust Pfd. Capital
   Securities, 8.00%, 01/15/27(a)                     2,170,000        2,265,524
                                                                  --------------
                                                                       2,828,108
                                                                  --------------
AUTOMOBILE MANUFACTURERS-1.73%
DaimlerChrysler North America Holding
   Corp., Unsec. Gtd. Unsub. Global
   Notes, 4.05%, 06/04/08(a)                          1,220,000        1,201,212
                                                                  --------------
DaimlerChrysler North America Holding Corp.,
   Unsec. Gtd. Unsub. Notes,
   4.75%, 10/15/07(a)                                   150,000          149,312
                                                                  --------------
   -Series D,

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
AUTOMOBILE MANUFACTURERS-(CONTINUED)
   Gtd. Floating Rate Medium Term Notes,
   5.82%, 09/10/07(a)(d)                          $   1,220,000   $    1,221,786
                                                                  --------------
   -Series E,
   Unsec. Gtd. Unsub. Floating Rate Medium Term Notes,
   5.89%, 10/31/08(a)(d)                              3,549,000        3,568,230
                                                                  --------------
                                                                       6,140,540
                                                                  --------------
AUTOMOTIVE RETAIL-0.44%
AutoZone, Inc., Unsec. Deb., 6.50%,
   07/15/08(a)                                        1,530,000        1,550,471
                                                                  --------------
BROADCASTING & CABLE TV-5.18%
CBS Corp., Sr. Unsec. Gtd. Global
   Notes, 5.63%, 05/01/07(a)                          5,080,000        5,080,000
                                                                  --------------
Clear Channel Communications Inc., Sr.
   Unsec. Sub. Global Notes, 4.63%,
   01/15/08(a)                                        3,100,000        3,070,116
                                                                  --------------
Comcast Cable Communications Holdings Inc.,
   Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(a)                                 2,568,000        3,396,052
                                                                  --------------
   Unsec. Gtd. Unsub. Global Notes,
   8.38%, 05/01/07(a)                                   950,000          950,076
                                                                  --------------
Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12(a)                         1,650,000        2,016,251
                                                                  --------------
Cox Enterprises, Inc., Notes, 4.38%,
   05/01/08 (Acquired 04/25/07; Cost
   $1,691,156)(a)(b)                                  1,710,000        1,692,062
                                                                  --------------
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%,
   11/15/07(a)                                          980,000          987,722
                                                                  --------------
Jones Intercable, Inc., Sr. Unsec.
   Gtd. Notes, 7.63%, 04/15/08(a)                       500,000          512,350
                                                                  --------------
Time Warner Cable Inc.-Series A, Sr.
   Unsec. Notes, 5.40%, 07/02/12
   (Acquired 04/04/07; Cost
   $658,779)(a)(b)                                      660,000          663,161
                                                                  --------------
                                                                      18,367,790
                                                                  --------------
BUILDING PRODUCTS-1.34%
American Standard Inc., Sr. Unsec.
   Gtd. Notes, 7.38%, 02/01/08(a)                     3,927,000        3,981,232
                                                                  --------------
Masco Corp., Unsec. Notes, 4.63%,
   08/15/07(a)                                          780,000          777,675
                                                                  --------------
                                                                       4,758,907
                                                                  --------------
CASINOS & GAMING-1.17%
Harrah's Operating Co., Inc., Sr.
   Unsec. Gtd. Global Notes, 7.13%,
   06/01/07(a)                                        4,149,000        4,149,415
                                                                  --------------

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  -------------   --------------
COMMODITY CHEMICALS-0.29%

Chevron Phillips Chemical Co. LLC, Sr.
   Unsec. Global Notes, 5.38%,
   06/15/07(a)                                    $   1,030,000   $    1,029,691
                                                                  --------------
CONSUMER FINANCE-1.26%
Capital One Capital III, Jr. Gtd. Sub.
   Bonds, 7.69%, 08/15/36(a)                            660,000          720,687
                                                                  --------------
Ford Motor Credit Co., Sr. Unsec.
   Notes, 4.95%, 01/15/08(a)                          2,440,000        2,417,357
                                                                  --------------
MBNA Capital-Series A, Gtd. Trust Pfd.
   Capital Securities, 8.28%,
   12/01/26(a)                                          170,000          177,580
                                                                  --------------
SLM Corp.-Series A, Medium Term Notes,
   3.95%, 08/15/08(a)                                 1,180,000        1,154,488
                                                                  --------------
                                                                       4,470,112
                                                                  --------------
DEPARTMENT STORES-1.31%
JC Penney Corp. Inc., Unsec. Deb.,
   8.13%, 04/01/27(a)                                 3,845,000        3,954,582
                                                                  --------------
May Department Stores Co. (The),
   Unsec. Global Notes, 3.95%,
   07/15/07(a)                                          685,000          682,637
                                                                  --------------
                                                                       4,637,219
                                                                  --------------
DIVERSIFIED BANKS-6.58%
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/22/05; Cost
   $939,015)(a)(b)                                      750,000          945,412
                                                                  --------------
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Bonds, 8.07%,
   12/31/26 (Acquired
   09/26/06-01/29/07; Cost
   $1,857,753)(a)(b)                                  1,780,000        1,858,961
                                                                  --------------
BankAmerica Institutional
   Capital-Series B, Gtd. Trust Pfd.
   Bonds, 7.70%, 12/31/26 (Acquired
   12/12/06; Cost $831,520)(a)(b)(e)                    800,000          833,224
                                                                  --------------
BankBoston Capital Trust II-Series B,
   Gtd. Trust Pfd. Capital Securities,
   7.75%, 12/15/26(a)                                 3,520,000        3,669,635
                                                                  --------------
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.49%,
   08/08/07 (Acquired 04/06/06; Cost
   $696,367)(a)(b)(d)                                   700,000          700,168
                                                                  --------------
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes, 5.92%  (Acquired
   03/22/07; Cost $570,000)(a)(b)(f)                    570,000          565,087
                                                                  --------------
Calyon (France), Gtd. Floating Rate
   Medium Term Notes, 5.06%,
   02/11/08(d)                                        2,350,000        2,338,250
                                                                  --------------
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27 (Acquired 05/22/03; Cost
   $379,629)(a)(b)                                      300,000          314,727
                                                                  --------------
Comerica Inc., Unsec. Sub. Notes,
   7.25%, 08/01/07(a)                                   100,000          100,454
                                                                  --------------
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(a)                                   195,000          203,837
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
DIVERSIFIED BANKS-(CONTINUED)

First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Bonds, 8.04%, 12/01/26(a)                      $   1,200,000   $    1,252,692
                                                                  --------------
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 5.63%
   (a)(d)(f)                                            300,000          263,924
                                                                  --------------
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38% (a)(f)                      1,335,000        1,408,138
                                                                  --------------
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(a)(d)                                        70,000           57,236
                                                                  --------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes, 5.63%
   (a)(d)(f)                                            100,000           86,396
                                                                  --------------
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(a)                             205,000          253,460
                                                                  --------------
North Fork Bancorp., Inc., Unsec. Sub.
   Notes, 5.00%, 08/15/12(a)                          3,160,000        3,160,158
                                                                  --------------
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(a)                            830,000          839,264
                                                                  --------------
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Notes, 5.51%
   (a)(f)                                               330,000          326,806
                                                                  --------------
Republic New York Corp., Gtd. Trust
   Pfd. Capital Securities, 7.53%,
   12/04/26(a)                                          650,000          676,578
                                                                  --------------
Skandinaviska Enskilda Banken A.B.
   (Sweden), Unsec. Sub. Notes, 7.50%
   (Acquired 02/02/07; Cost
   $622,302)(a)(b)(f)                                   600,000          627,678
                                                                  --------------
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15%
   (a)(f)                                             1,700,000        1,754,196
                                                                  --------------
VTB Capital S.A. (Russia), Sr.
   Floating Rate Notes, 6.10%,
   09/21/07 (Acquired 12/14/05; Cost
   $1,090,000)(a)(b)(d)                               1,090,000        1,091,377
                                                                  --------------
                                                                      23,327,658
                                                                  --------------
DIVERSIFIED CHEMICALS-0.44%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06-01/16/07; Cost
   $1,001,894)(a)(b)                                    995,000        1,004,791
                                                                  --------------
Hercules Inc., Unsec. Putable Deb.,
   6.60%, 08/01/07(a)                                   540,000          541,593
                                                                  --------------
                                                                       1,546,384
                                                                  --------------
DIVERSIFIED METALS & MINING-0.26%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(a)                            909,000          925,007
                                                                  --------------
DIVERSIFIED REIT'S-0.39%
Vornado Realty L.P., Sr. Unsec. Unsub.
   Notes, 5.63%, 06/15/07(a)                          1,385,000        1,385,000
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
ELECTRIC UTILITIES-1.66%
Duke Energy Indiana, Inc., Unsec.
   Deb., 7.85%, 10/15/07(a)                       $     370,000   $      373,778
                                                                  --------------
Entergy Gulf States, Inc.,
   First Mortgage Bonds,
   3.60%, 06/01/08(a)                                    25,000           24,563
                                                                  --------------
   Floating Rate First Mortgage Bonds,
   6.09%, 12/08/08 (Acquired
   04/04/07; Cost
   $1,341,849)(a)(b)(d)                               1,340,000        1,340,573
                                                                  --------------
Niagara Mohawk Power Corp.-Series G,
   Sr. Unsec. Notes, 7.75%, 10/01/08(a)                 620,000          640,274
                                                                  --------------
PECO Energy Co., First Mortgage Bonds,
   5.95%, 11/01/11(a)                                   500,000          516,000
                                                                  --------------
Portland General Electric Co.-Series
   4, Sec. First Mortgage Medium Term
   Notes, 7.15%, 06/15/07(a)                            300,000          300,399
                                                                  --------------
PPL Capital Funding Inc.-Series D,
   Unsec. Gtd. Unsub. Medium Term
   Notes, 8.38%, 06/15/07(a)                          1,080,000        1,083,639
                                                                  --------------
Texas-New Mexico Power Co., Sr. Unsec.
   Global Notes, 6.13%, 06/01/08(a)                     640,000          642,125
                                                                  --------------
Yorkshire Power Finance (United
   Kingdom)-Series B,, Sr. Unsec. Gtd.
   Unsub. Global Notes, 6.50%,
   02/25/08(a)                                          960,000          968,880
                                                                  --------------
                                                                       5,890,231
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.38%
Thomas & Betts Corp., Medium Term
   Notes, 6.63%, 05/07/08(a)                          1,350,000        1,364,175
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.52%
Potash Corp. of Saskatchewan Inc.
   (Canada), Unsec. Unsub. Yankee
   Notes, 7.13%, 06/15/07(a)                          1,840,000        1,843,146
                                                                  --------------
FOOD RETAIL-2.04%
Kroger Co. (The), Sr. Unsec. Notes,
   6.38%, 03/01/08(a)                                   750,000          754,995
                                                                  --------------
Safeway Inc., Sr. Unsec. Notes, 4.80%,
   07/16/07(a)                                        6,475,000        6,465,352
                                                                  --------------
                                                                       7,220,347
                                                                  --------------
GAS UTILITIES-0.63%
CenterPoint Energy Resources Corp.,
   Unsec. Deb., 6.50%, 02/01/08(a)                    2,180,000        2,196,088
                                                                  --------------
National Fuel Gas Co.-Series D, Medium
   Term Notes, 6.30%, 05/27/08(a)                        50,000           50,492
                                                                  --------------
                                                                       2,246,580
                                                                  --------------
GENERAL MERCHANDISE STORES-0.24%
Target Corp., Sr. Unsec. Notes, 5.38%,
   05/01/17(a)                                          855,000          857,633
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
GOLD-0.25%
Barrick Gold Finance Co. (Canada),
   Unsec.  Gtd. Yankee Deb., 7.50%,
   05/01/07(a)                                    $     305,000   $      305,018
                                                                  --------------
Newmont Gold Corp.-Series A1, Pass
   Through Ctfs., 8.91%, 01/05/09(a)                    564,726          581,713
                                                                  --------------
                                                                         886,731
                                                                  --------------
HEALTH CARE EQUIPMENT-0.22%
Mallinckrodt Inc., Unsec. Unsub.
   Notes, 6.50%, 11/15/07(a)                            775,000          777,120
                                                                  --------------
HOMEBUILDING-1.32%
Centex Corp.-Series E, Sr. Floating
   Rate Medium Term Notes, 5.61%,
   08/01/07(a)(d)                                       220,000          220,136
                                                                  --------------
D.R. Horton, Inc., Sr. Unsec. Gtd.
   Notes, 7.50%, 12/01/07(a)                            775,000          783,285
                                                                  --------------
Lennar Corp.-Series B, Sr. Unsec.
   Unsub. Floating Rate Notes, 6.10%,
   03/19/09(a)(d)                                       339,000          339,033
                                                                  --------------
Ryland Group, Inc. (The), Sr. Unsec.
   Notes, 5.38%, 06/01/08(a)                          3,340,000        3,333,587
                                                                  --------------
                                                                       4,676,041
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-2.28%
Carnival Corp., Sr. Unsec. Gtd. Global
   Notes, 3.75%, 11/15/07(a)                             58,000           57,477
                                                                  --------------
Carnival PLC (United Kingdom), Global
   Notes, 7.30%, 06/01/07(a)                            360,000          360,515
                                                                  --------------
Hyatt Equities LLC, Notes, 6.88%,
   06/15/07 (Acquired
   01/09/07-04/04/07; Cost
   $2,374,568)(a)(b)                                  2,365,000        2,367,602
                                                                  --------------
Starwood Hotels & Resorts Worldwide,
   Inc., Sr. Unsec. Gtd. Global Notes,
   7.38%, 05/01/07(a)                                 5,295,000        5,296,059
                                                                  --------------
                                                                       8,081,653
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.14%
Newell Rubbermaid Inc.-Series A,
   Unsec. Unsub. Putable Medium Term
   Notes, 6.35%, 07/15/08(a)                            500,000          506,640
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.98%
TXU Energy Co. LLC, Sr. Unsec.
   Floating Rate Notes, 5.85%,
   09/16/08 (Acquired 03/13/07; Cost
   $3,460,000)(a)(b)(d)                               3,460,000        3,461,508
                                                                  --------------
INDUSTRIAL CONGLOMERATES-0.51%
Hutchison Whampoa Finance CI Ltd.
   (Cayman Islands)-Series A, Sr.
   Unsec. Gtd. Unsub. Notes, 6.95%,
   08/01/07 (Acquired 01/09/07; Cost
   $302,139)(a)(b)                                      300,000          300,999
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)
Tyco International Group S.A.
   Participation Certificate Trust,
   Unsec. Notes, 4.44%, 06/15/07
   (Acquired 10/26/06-03/07/07; Cost
   $1,510,923)(a)(b)                              $   1,520,000   $    1,517,826
                                                                  --------------
                                                                       1,818,825
                                                                  --------------
INDUSTRIAL MACHINERY-0.81%
IDEX Corp., Sr. Unsec. Notes, 6.88%,
   02/15/08(a)                                        2,858,000        2,885,780
                                                                  --------------
INDUSTRIAL REIT'S-0.07%
First Industrial L.P., Unsec. Notes,
   7.60%, 05/15/07(a)                                    20,000           20,013
                                                                  --------------
ProLogis, Sr. Unsec. Notes, 7.10%,
   04/15/08(a)                                          240,000          243,623
                                                                  --------------
                                                                         263,636
                                                                  --------------
INSURANCE BROKERS-0.93%
Marsh & McLennan Cos., Inc., Unsec.
   Global Notes, 3.63%, 02/15/08(a)                   3,340,000        3,290,334
                                                                  --------------
INTEGRATED OIL & GAS-1.15%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(a)                                          305,000          318,057
                                                                  --------------
Husky Oil Ltd. (Canada), Yankee Bonds,
   8.90%, 08/15/28(a)                                 3,025,000        3,142,219
                                                                  --------------
Marathon Oil Corp., Unsec. Notes,
   5.38%, 06/01/07(a)                                   500,000          499,866
                                                                  --------------
Occidental Petroleum Corp., Notes,
   4.00%, 11/30/07(a)                                   120,000          118,609
                                                                  --------------
                                                                       4,078,751
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-5.18%
AT&T Corp., Notes, 4.21%, 06/05/07
   (Acquired 09/29/06; Cost
   $198,078)(a)(b)                                      200,000          200,260
                                                                  --------------
Central Telephone Co.-Series 2, Sec.
   First Mortgage Medium Term Notes,
   7.04%, 09/21/07(a)                                 1,985,000        1,996,136
                                                                  --------------
Deutsche Telekom International Finance
   B.V. (Netherlands), Gtd. Floating
   Rate Global Notes, 5.53%,
   03/23/09(a)(d)                                       185,000          185,316
                                                                  --------------
Southwestern Bell Telephone L.P.,
   Unsec. Notes,
   6.38%, 11/15/07(a)                                   102,000          102,495
                                                                  --------------
   Unsec. Unsub. Deb.,
   7.20%, 10/15/26(a)                                 1,493,000        1,546,569
                                                                  --------------
Telecom Italia Capital S.A. (Italy),
   Sr. Unsec. Unsub. Gtd. Global
   Notes, 4.00%, 11/15/08(a)                          4,555,000        4,470,004
                                                                  --------------
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07(a)                                 6,823,000        6,833,575
                                                                  --------------
Verizon Communications Inc., Sr.
   Unsec. Notes, 6.25%, 04/01/37(a)                     790,000          793,531
                                                                  --------------
Verizon New York Inc., Unsec. Deb.,
   7.00%, 12/01/33(a)                                   670,000          696,465
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(a)                $   1,616,000   $    1,542,908
                                                                  --------------
                                                                      18,367,259
                                                                  --------------
INTERNET RETAIL-0.25%
Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13(a)                     835,000          872,141
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.49%
Jefferies Group, Inc.-Series B, Sr.
   Unsec. Notes, 7.50%, 08/15/07(a)                   1,105,000        1,111,497
                                                                  --------------
Lehman Brothers Holdings Inc.-Series
   H, Sr. Floating Rate Medium Term
   Notes, 4.75%, 09/07/07(a)(d)                         140,000          139,901
                                                                  --------------
Merrill Lynch & Co. Inc.-Series C, Sr.
   Unsec. Floating Rate Medium Term
   Notes, 5.69%, 07/21/09(a)(d)                         500,000          500,840
                                                                  --------------
                                                                       1,752,238
                                                                  --------------
LIFE & HEALTH INSURANCE-0.87%
Nationwide Life Global Funding I,
   Floating Rate Notes, 5.45%,
   05/15/07 (Acquired 12/20/06; Cost
   $149,934)(a)(b)(d)                                   150,000          150,004
                                                                  --------------
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-02/17/06; Cost
   $2,964,709)(a)(b)(c)                               2,510,000        2,918,678
                                                                  --------------
                                                                       3,068,682
                                                                  --------------
MANAGED HEALTH CARE-0.14%
Cigna Corp., Unsec. Notes, 7.40%,
   05/15/07(a)                                          490,000          490,304
                                                                  --------------
MOVIES & ENTERTAINMENT-1.55%
News America Inc., Sr. Global Notes,
   6.63%, 01/09/08(a)                                   617,000          621,973
                                                                  --------------
Time Warner Cos., Inc.,
   Notes,
   8.18%, 08/15/07(a)                                 2,065,000        2,079,537
                                                                  --------------
   Unsec. Deb.,
   7.48%, 01/15/08(a)                                   398,000          401,435
                                                                  --------------
Time Warner Inc., Sr. Unsec. Gtd.
   Global Notes, 6.15%, 05/01/07(a)                   2,398,000        2,398,048
                                                                  --------------
                                                                       5,500,993
                                                                  --------------
MULTI-LINE INSURANCE-1.35%
Liberty Mutual Insurance Co., Notes,
   8.20%, 05/04/07 (Acquired
   03/21/06-11/14/06; Cost
   $3,609,415)(a)(b)                                  3,530,000        3,530,247
                                                                  --------------
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
   07/01/07(a)                                        1,271,000        1,271,153
                                                                  --------------
                                                                       4,801,400
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
MULTI-UTILITIES-3.81%
Ameren Corp., Bonds, 4.26%, 05/15/07(a)           $   5,875,000   $    5,871,886
                                                                  --------------
Consolidated Edison Co. of New York,
   Inc.-Series 97-B, Unsec. Deb.,
   6.45%, 12/01/07(a)                                   330,000          332,082
                                                                  --------------
Consumers Energy Co.-Series A, Sr.
   Sec. Global Notes, 6.38%,
   02/01/08(a)                                          955,000          960,988
                                                                  --------------
Dominion Capital Trust I, Jr. Unsec.
   Gtd. Trust Pfd. Capital Securities,
   7.83%, 12/01/27(a)                                 1,930,000        2,017,410
                                                                  --------------
Dominion Resources, Inc.-Series D, Sr.
   Floating Rate Notes, 5.65%,
   09/28/07(a)(d)                                       300,000          300,191
                                                                  --------------
New York State Electric & Gas Corp.,
   Notes, 4.38%, 11/15/07(a)                             15,000           14,910
                                                                  --------------
PSEG Funding Trust I, Notes, 5.38%,
   11/16/07(a)                                          915,000          913,530
                                                                  --------------
Puget Sound Energy Inc., Sr. Sec.
   Notes, 3.36%, 06/01/08(a)                             25,000           24,527
                                                                  --------------
Sempra Energy, Sr. Notes, 4.62%,
   05/17/07(a)                                          420,000          419,857
                                                                  --------------
Tampa Electric Co., Unsec. Unsub.
   Notes, 5.38%, 08/15/07(a)                          2,350,000        2,349,506
                                                                  --------------
TE Products Pipeline Co., Sr. Unsec.
   Notes, 6.45%, 01/15/08(a)                            300,000          298,629
                                                                  --------------
                                                                      13,503,516
                                                                  --------------
OIL & GAS DRILLING-0.07%
Transocean Inc. (Cayman Islands),
   Unsec. Floating Rate Notes, 5.55%,
   09/05/08(a)(d)                                       250,000          250,113
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-1.03%
Ocean Energy Inc., Sr. Unsec. Gtd.
   Notes, 4.38%, 10/01/07(a)                            398,000          396,217
                                                                  --------------
Pemex Project Funding Master Trust,
   Sr. Unsec. Gtd. Global Notes,
   6.13%, 08/15/08(a)                                   550,000          554,675
                                                                  --------------
   Unsec. Gtd. Unsub. Global Notes,
   8.50%, 02/15/08(a)                                   170,000          173,888
                                                                  --------------
   5.75%, 12/15/15(a)                                   885,000          900,310
                                                                  --------------
   8.63%, 02/01/22(a)                                 1,075,000        1,367,884
                                                                  --------------
Talisman Energy Inc. (Canada), Unsec.
   Unsub. Yankee Deb., 7.13%,
   06/01/07(a)                                          250,000          250,263
                                                                  --------------
                                                                       3,643,237
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.33%
Premcor Refining Group Inc. (The), Sr.
   Unsec. Global Notes, 9.50%,
   02/01/13(a)                                        1,095,000        1,175,176
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-1.22%
Enterprise Products Operating
   L.P.-Series B, Sr. Unsec. Gtd.
   Unsub. Global Notes, 4.00%,
   10/15/07(a)                                        2,828,000        2,810,183
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OIL & GAS STORAGE & TRANSPORTATION-(CONTINUED)
Kinder Morgan, Inc., Sr. Unsec. Notes,
   6.80%, 03/01/08(a)                             $     201,000   $      203,742
                                                                  --------------
Texas Eastern Transmission L.P., Sr.
   Unsec. Unsub. Notes, 5.25%,
   07/15/07(a)                                        1,330,000        1,329,069
                                                                  --------------
                                                                       4,342,994
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-10.08%
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 12/15/26(a)                       819,000          854,733
                                                                  --------------
BankAmerica Capital III, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.93%, 01/15/27(a)(d)                              1,450,000        1,412,698
                                                                  --------------
Barnett Capital II, Gtd. Trust Pfd.
   Capital Securities, 7.95%,
   12/01/26(a)                                        1,210,000        1,262,804
                                                                  --------------
Countrywide Home Loans, Inc.-Series L,
   Medium Term Global Notes, 3.25%,
   05/21/08(a)                                        1,810,000        1,772,225
                                                                  --------------
General Electric Capital Corp.,
   Unsec. Floating Rate Putable Deb.,
   5.34%, 09/01/07(a)(d)                              1,115,000        1,107,254
                                                                  --------------
   -Series A,
   Floating Rate Medium Term Global Notes,
   4.80%, 05/30/08(a)(d)                                438,000          434,071
                                                                  --------------
Mantis Reef Ltd. (Australia), Notes,
   4.69%, 11/14/08 (Acquired
   08/11/06-08/31/06; Cost
   $2,106,699)(a)(b)                                  2,150,000        2,121,899
                                                                  --------------
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%  (Acquired
   06/16/04-12/19/06; Cost
   $3,896,520)(a)(b)(f)                               3,525,000        3,706,537
                                                                  --------------
NB Capital Trust II, Gtd. Sub. Trust
   Pfd. Capital Securities, 7.83%,
   12/15/26(a)                                        1,377,000        1,436,170
                                                                  --------------
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(a)                                 5,210,000        5,432,780
                                                                  --------------
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(a)                                   232,917          233,103
                                                                  --------------
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(a)                                 2,330,000        2,435,712
                                                                  --------------
Regional Diversified Funding (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired
   01/10/03-02/02/06; Cost
   $1,645,840)(a)(b)                                  1,433,333        1,623,608
                                                                  --------------
   Class A-1a,
   Sr. Floating Rate Notes,
   5.69%, 01/25/36 (Acquired
   03/21/05; Cost
   $452,130)(a)(b)(d)(e)                                452,130          435,890
                                                                  --------------
Residential Capital LLC,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   6.73%, 06/29/07(a)(d)                          $   3,880,000   $    3,883,611
                                                                  --------------
   Sr. Unsec. Gtd. Floating Rate Notes,
   5.84%, 06/09/08(a)(d)                              1,700,000        1,688,149
                                                                  --------------
St. George Funding Co. LLC
   (Australia), Bonds, 8.49%
   (Acquired 10/20/06; Cost
   $354,095)(a)(b)(f)                                   335,000          350,728
                                                                  --------------
Suncorp-Metway Ltd. (Australia),
   Notes, 3.50%, 06/15/13 (Acquired
   03/13/07; Cost $1,760,814)(a)(b)                   1,800,000        1,771,866
                                                                  --------------
Textron Financial Corp.-Series E, Gtd.
   Floating Rate Medium Term Notes,
   7.09%, 12/01/07(a)(d)                                650,000          654,362
                                                                  --------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.32% (Acquired 12/07/04-10/03/06;
   Cost $1,294,600)(a)(b)(d)(f)                       1,300,000        1,304,285
                                                                  --------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.30% (Acquired 11/10/06; Cost
   $971,145)(a)(b)(d)(f)                                970,000          955,576
                                                                  --------------
UFJ Finance Aruba AEC (Aruba), Gtd.
   Sub. Second Tier Euro Bonds, 8.75%
   (a)(f)                                               400,000          419,980
                                                                  --------------
Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06;
   Cost $453,089)(a)(b)                                 453,089          455,518
                                                                  --------------
                                                                      35,753,559
                                                                  --------------
PAPER PRODUCTS-0.47%
Union Camp Corp., Notes, 6.50%,
   11/15/07(a)                                        1,660,000        1,667,819
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-5.50%
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.45%, 01/15/08(a)                                 3,955,000        3,977,860
                                                                  --------------
   6.60%, 12/15/08(a)                                 2,932,000        2,989,790
                                                                  --------------
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(a)                                 2,445,000        2,714,635
                                                                  --------------
North Front Pass-Through Trust, Pass
   Through Ctfs., 5.81%, 12/15/24
   (Acquired 12/08/04; Cost
   $900,000)(a)(b)                                      900,000          891,207
                                                                  --------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-01/05/07; Cost
   $2,279,875)(a)(b)                                  2,197,000        2,184,301
                                                                  --------------
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06; Cost
   $4,100,000)(a)(b)(f)                               4,100,000        4,317,095
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
QBE Capital  Funding II L.P.
   (Australia), Gtd. Sub. Bonds,
   6.80%  (Acquired 04/25/07; Cost
   $250,000)(a)(b)(f)                             $     250,000   $      250,270
                                                                  --------------
Safeco Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.07%,
   07/15/37(a)                                        1,570,000        1,645,109
                                                                  --------------
Safeco Corp., Unsec. Notes, 6.88%,
   07/15/07(a)                                          320,000          320,838
                                                                  --------------
Travelers Cos. Inc. (The)-Series C,
   Medium Term Notes, 6.38%,
   12/15/08(a)                                          200,000          203,116
                                                                  --------------
                                                                      19,494,221
                                                                  --------------
PUBLISHING-1.22%
Belo Corp., Sr. Unsec. Unsub. Notes,
   7.13%, 06/01/07(a)                                 1,546,000        1,548,118
                                                                  --------------
New York Times Co. (The), Medium Term
   Notes, 4.63%, 06/25/07(a)                          2,800,000        2,793,980
                                                                  --------------
                                                                       4,342,098
                                                                  --------------
RAILROADS-0.29%
CSX Corp., Sr. Unsec. Deb., 7.45%,
   05/01/07(a)                                          750,000          750,038
                                                                  --------------
Norfolk Southern Corp., Sr. Notes,
   7.35%, 05/15/07(a)                                   133,000          133,082
                                                                  --------------
Union Pacific Corp., Sr. Unsec. Notes,
   5.75%, 10/15/07(a)                                   150,000          150,252
                                                                  --------------
                                                                       1,033,372
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.37%
Realogy Corp.,
   Sr. Floating Rate Notes,
   7.06%, 10/20/09 (Acquired
   10/13/06; Cost $295,000)(a)(b)(d)                    295,000          296,468
                                                                  --------------
   Sr. Notes,
   7.50%, 10/15/16 (Acquired
   10/13/06-10/16/06; Cost
   $986,069)(a)(b)                                      985,000          998,022
                                                                  --------------
                                                                       1,294,490
                                                                  --------------
REGIONAL BANKS-3.60%
Allfirst Financial Inc., Jr. Unsec.
   Sub. Notes, 7.20%, 07/01/07(a)                       778,000          780,490
                                                                  --------------
Amsouth Bank N.A.-Series AI, Unsec.
   Sub. Notes, 6.45%, 02/01/08
   (Acquired 02/20/07; Cost
   $1,432,539)(a)(b)                                  1,420,000        1,435,549
                                                                  --------------
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 6.91%, 03/01/34(a)(d)                         925,000          945,406
                                                                  --------------
Greater Bay Bancorp-Series B, Sr.
   Notes, 5.25%, 03/31/08(a)                            890,000          884,847
                                                                  --------------
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.93%, 06/01/28(a)(d)                                125,000          120,815
                                                                  --------------
Popular North America Inc.,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
REGIONAL BANKS-(CONTINUED)
   -Series F,
   Floating Rate Medium Term Notes,
   5.69%, 12/12/07(a)(d)                          $     725,000   $      726,101
   Medium Term Notes,
   5.20%, 12/12/07(a)                                 2,060,000        2,051,163
TCF National Bank, Sub. Notes,
   5.00%, 06/15/14(a)                                   125,000          123,631
US AgBank FCB-Series 1, Notes,
   6.11% (Acquired 03/15/07; Cost
   $1,000,000)(a)(b)(e)(f)                            1,000,000        1,005,000
Western Financial Bank, Unsec.
   Sub. Deb., 9.63%, 05/15/12(a)                      4,286,000        4,702,513
                                                                  --------------
                                                                      12,775,515
                                                                  --------------
REINSURANCE-0.40%
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05; Cost
   $1,466,120)(a)(b)                                  1,500,000        1,413,720
                                                                  --------------
RETAIL REIT'S-1.00%
Developers Diversified Realty Corp.,
   Sr. Medium Term Notes, 6.63%,
   01/15/08(a)                                          720,000          725,436
JDN Realty Corp., Unsec. Sub. Notes,
   6.95%, 08/01/07(a)                                 1,910,000        1,916,647
National Retail Properties Inc., Sr.
   Unsec. Notes, 7.13%, 03/15/08(a)                     900,000          912,780
                                                                  --------------
                                                                       3,554,863
                                                                  --------------
SOVEREIGN DEBT-0.10%
Russian Federation (Russia)-REGS,
   Unsec. Unsub. Euro Bonds, 10.00%,
   06/26/07 (Acquired
   05/14/04-05/18/04; Cost
   $388,744)(a)(b)                                      345,000          347,795
                                                                  --------------
SPECIALIZED REIT'S-1.67%
Health Care Property Investors, Inc.,
   Notes,
   5.63%, 05/01/17(a)                                   270,000          261,616
   Sr. Sec. Floating Rate Medium Term Notes,
   5.80%, 09/15/08(a)(d)                              1,550,000        1,553,784
   Sr. Sec. Medium Term Notes,
   6.30%, 09/15/16(a)                                   870,000          893,777
Health Care REIT, Inc.,
   Sr. Notes,
   5.88%, 05/15/15(a)                                   830,000          826,381
   Sr. Unsec. Notes,
   7.50%, 08/15/07(a)                                 1,300,000        1,307,007
   7.63%, 03/15/08(a)                                 1,070,000        1,087,848
                                                                  --------------
                                                                       5,930,413
                                                                  --------------
SPECIALTY CHEMICALS-0.80%
ICI Wilmington Inc., Gtd. Notes,
   7.05%, 09/15/07(a)                                 2,129,000        2,135,728
Valspar Corp. (The),
   Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12(a)                                   350,000          352,429

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
SPECIALTY CHEMICALS-(CONTINUED)
   6.05%, 05/01/17(a)                             $     350,000   $      352,474
                                                                  --------------
                                                                       2,840,631
                                                                  --------------
SYSTEMS SOFTWARE-0.06%
Oracle Corp., Unsec. Floating Rate
   Global Notes, 5.59%, 01/13/09(a)(d)                  200,000          200,093
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.21%
Countrywide Financial Corp., Gtd.
   Floating Rate Medium Term Notes,
   5.49%, 01/05/09(a)(d)                                450,000          449,839
Greenpoint Capital Trust I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   9.10%, 06/01/27(a)                                 1,280,000        1,340,250
PMI Capital I-Series A, Gtd. Trust
   Pfd. Capital Securities, 8.31%,
   02/01/27(a)                                        1,000,000        1,044,560
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.38%, 06/01/27(a)                                 1,400,000        1,463,672
                                                                  --------------
                                                                       4,298,321
                                                                  --------------
TOBACCO-0.07%
Altria Group, Inc., Unsec. Notes,
   7.65%, 07/01/08(a)                                   250,000          256,635
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-0.14%
Western Power Distribution Holdings
   Ltd. (United Kingdom), Unsec.
   Unsub. Notes, 7.38%, 12/15/28
   (Acquired 01/25/05-03/03/05; Cost
   $506,456)(a)(b)                                      450,000          495,360
                                                                  --------------
TRUCKING-1.47%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(a)                          3,425,000        3,538,299
Stagecoach Transport Holdings PLC
   (United Kingdom), Unsec. Unsub.
   Yankee Notes, 8.63%, 11/15/09(a)                   1,570,000        1,693,182
                                                                  --------------
                                                                       5,231,481
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-2.57%
Alamosa Delaware Inc., Sr. Gtd. Global
   Notes, 8.50%, 01/31/12(a)                          2,310,000        2,449,155
New Cingular Wireless Services Inc.,
   Sr. Unsec. Global Notes, 7.50%,
   05/01/07(a)                                          700,000          700,042
Nextel Communications, Inc.-Series D,
   Sr. Gtd. Notes, 7.38%, 08/01/15(a)                   390,000          406,832
Sprint Capital Corp., Sr. Unsec. Gtd.
   Global Notes, 6.13%, 11/15/08(a)                   1,640,000        1,660,057
Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(a)                                        1,674,000        1,998,639

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
US Unwired Inc.-Series B, Sr. Sec.
   Gtd. Second Priority Global Notes,
   10.00%, 06/15/12(a)                            $     987,000   $    1,079,798
Vodafone Group PLC (United Kingdom),
   Unsec. Global Bonds,
   6.15%, 02/27/37(a)                                   330,000          328,343
   Unsec. Global Notes,
   5.63%, 02/27/17(a)                                   500,000          499,940
                                                                       9,122,806
                                                                  --------------
      Total Bonds & Notes
         (Cost $305,003,461)                                         304,922,093
                                                                  --------------
U.S. MORTGAGE-BACKED SECURITIES-37.52%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-8.15%
   Pass Through Ctfs.,
   6.00%, 08/01/14 to 02/01/34(a)                     2,891,418        2,933,818
   5.50%, 05/01/16 to 02/01/37(a)                        95,821           96,340
   6.50%, 05/01/16 to 10/01/34(a)                       161,825          166,504
   7.00%, 06/01/16 to 10/01/34(a)                       131,293          136,374
   7.50%, 04/01/17 to 03/01/32(a)                        28,177           29,400
   6.50%, 10/01/17 to 08/01/34(a)                    646,900(g)          664,174
   5.00%, 07/01/34(a)                                 1,790,084        1,733,806
   Pass Through Ctfs., TBA,
   5.00%, 05/01/22 to 06/01/37(a)(h)                 11,906,000       11,574,465
   5.50%, 05/01/37(a)(h)                              8,187,000        8,097,455
   6.00%, 06/01/37(a)(h)                              3,441,000        3,468,958
                                                                  --------------
                                                                      28,901,294
                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-26.29%
   Pass Through Ctfs.,
   6.00%, 05/01/09 to 03/01/37(a)                       394,688          397,808
   7.50%, 11/01/15 to 08/01/36(a)                     1,561,423        1,631,770
   7.00%, 12/01/15 to 10/01/32(a)                       325,758          340,992
   6.50%, 05/01/16 to 01/01/37(a)                     3,018,601        3,100,689
   5.00%, 03/01/18 to 02/01/19(a)                     1,608,261        1,589,298
   5.50%, 11/01/18 to 03/01/21(a)                       828,331          831,481
   8.00%, 08/01/21 to 08/01/31(a)                        27,626           29,095
   8.00%, 04/01/32(a)                                 23,764(g)           25,157
   7.00%, 02/01/33(a)                                212,618(g)          221,439
   Pass Through Ctfs., TBA,
   5.50%, 05/01/22 to 05/01/37(a)(h)                 37,446,000       37,217,010
   6.00%, 05/01/22 to 05/01/37(a)(h)                 31,122,000       31,421,841
   6.50%, 05/01/37(a)(h)                             12,350,000       12,612,438
   7.00%, 06/01/37(a)(h)                              3,700,000        3,817,938
                                                                  --------------
                                                                      93,236,956
                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-3.08%
   Pass Through Ctfs.,
   7.50%, 06/15/23 to 05/15/32(a)                       149,837          156,919

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-(CONTINUED)
   8.50%, 02/15/25(a)                             $      30,604   $       33,184
   8.00%, 08/15/25(a)                                     5,963            6,350
   7.00%, 04/15/28 to 08/15/36(a)                     1,100,500        1,155,541
   6.00%, 11/15/28 to 02/15/33(a)                       532,159          540,941
   6.50%, 01/15/29 to 03/15/37(a)                     6,407,876        6,609,909
   5.50%, 12/15/33 to 06/15/35(a)                     1,850,740        1,842,744
   5.00%, 07/15/35 to 08/15/35(a)                       609,400          593,312
                                                                  --------------
                                                                      10,938,900
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $132,744,750)                                         133,077,150
                                                                  --------------
ASSET-BACKED SECURITIES-3.13%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.73%
Wirefree Partners III CDO-Series
   2005-1A, Notes, 6.00%, 11/17/19
   (Acquired 10/12/06; Cost
   $2,598,614)(a)(b)                                  2,626,729        2,600,015
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.24%
Federal Home Loan Bank (FHLB)-Series
   TQ-2015, Class A, Pass Through
   Ctfs., 5.07%, 10/20/15(a)                            849,891          853,928
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.16%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19
   (Acquired 08/20/02-01/26/06; Cost
   $3,438,936)(a)(b)                                  2,810,000        3,316,053
LILACS Repackaging 2005-I-Series A,
   Sr. Sec. Notes, 5.14%, 01/15/64
   (Acquired 07/14/05; Cost
   $1,468,668)(b)(e)                                  1,468,668        1,438,289
Patrons' Legacy 2003-III-Series A,
   Ctfs., 5.65%, 01/17/17 (Acquired
   11/04/04-06/28/06; Cost
   $1,406,991)(b)(e)                                  1,425,422        1,424,844
Patrons' Legacy, 2004-1-Series A,
   6.67%, 03/04/19 (Acquired
   04/30/04-07/14/05; Cost
   $1,487,962)(b)(e)                                  1,458,333        1,470,233
                                                                  --------------
                                                                       7,649,419
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $11,191,279)                                           11,103,362
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-1.46%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.40%
Unsec. Floating Rate Global Notes,
   3.22%, 02/17/09(a)(d)                                250,000          248,050

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-(CONTINUED)
Unsec. Notes, 5.30%, 01/12/10(a)                  $   1,180,000   $    1,180,673
                                                                  --------------
                                                                       1,428,723
                                                                  --------------
STUDENT LOAN MARKETING ASSOCIATION-0.90%
Floating Rate Medium Term Notes,
   5.58%, 12/15/08(a)(d)                              1,110,000        1,110,499
Medium Term Notes,
   3.63%, 03/17/08(a)                                 1,010,000          996,860
   5.05%, 11/14/14(a)                                 1,220,000        1,082,445
                                                                  --------------
                                                                       3,189,804
                                                                  --------------
TENNESSEE VALLEY AUTHORITY-0.16%
Unsec. Bonds, 7.14%, 05/23/12(a)                        500,000          552,820
                                                                  --------------
      Total U.S. Government Agency Securities
         (Cost $5,122,745)                                             5,171,347
                                                                  --------------
COMMERCIAL PAPER-1.03%
BROADCASTING & CABLE TV-1.03%
Cox Communications Inc., Floating Rate
   Commercial Paper, 5.61%, 08/15/07
   (Acquired 11/03/06; Cost
   $3,650,000)(a)(b)(d)                               3,650,000        3,650,759
                                                                  --------------

                                                     SHARES
                                                  -------------
PREFERRED STOCKS-0.63%
LIFE & HEALTH INSURANCE-0.19%
Aegon N.V., 6.38% Pfd. (Netherlands)                  25,600             664,832
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.44%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                         63,000           1,573,740
                                                                  --------------
      Total Preferred Stocks
         (Cost $2,254,375)                                             2,238,572
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                  -------------
MUNICIPAL OBLIGATIONS-0.53%
Detroit (City of), Michigan;
   Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO
   (INS-Ambac Assurance Corp.),
   4.96%, 04/01/20(a)(c)                          $     390,000          373,531
   Series 2005,
   Taxable COP (INS-Financial Guaranty
   Insurance Co.),
   4.95%, 06/15/25(a)(c)                                500,000          462,390
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   5.22%, 07/15/20(a)                                   325,000          319,803
   5.28%, 01/15/22(a)                                   275,000          270,017

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
Industry (City of), California Urban
   Development Agency (Project
   3);Series 2003, Taxable Allocation
   RB, (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24(a)(c)                          $     450,000   $      461,106
                                                                  --------------
      Total Municipal Obligations                                      1,886,847
         (Cost $1,950,205)
                                                                  --------------
TOTAL INVESTMENTS-130.27%
   (Cost $461,916,815)                                               462,050,130
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(30.27)%                              (107,350,922)
                                                                  --------------
NET ASSETS-100.00%                                                $  354,699,208
                                                                  ==============

Investment Abbreviations:

COP    -- Certificates of Participation
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
LILACS -- Life Insurance and Life Annuities Based Certificates
Pfd.   -- Preferred
RB     -- Revenue Bonds
REGS   -- Regulation S
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $453,139,942, which represented 127.75% of the Fund's Net Assets. See
     Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $67,761,362, which represented 19.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Interest rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 was $6,607,480, which represented 1.86% of the Fund's Net Assets.

(f)  Perpetual bond with no specified maturity date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Total Return Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Total Return Bond Fund

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement

AIM Total Return Bond Fund
          dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     F. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

               Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

               A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settledby a cash payment in the case of a credit event.

               Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates

AIM Total Return Bond Fund
          liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

     G. COVERED CALL OPTIONS WRITTEN - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

               An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

     NOTE 2 - INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2007.

                                                                      CHANGE IN
                                                                     UNREALIZED
                           VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION      VALUE    DIVIDEND     REALIZED
FUND                     07/31/06       COST           SALES       (DEPRECIATION)   04/30/07    INCOME    GAIN (LOSS)
----                     --------   ------------   -------------   --------------   --------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class    $47,404   $ 83,375,167   $ (83,422,571)        $--           $--     $112,769       $--
Premier Portfolio-
   Institutional Class     47,404     83,375,167     (83,422,571)         --            --      112,212        --
                          -------   ------------   -------------         ---           ---     --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES       $94,808   $166,750,334   $(166,845,142)        $--           $--     $224,981       $--
                          =======   ============   =============         ===           ===     ========       ===

AIM Total Return Bond Fund

     NOTE 3 - FUTURES CONTRACTS

     On April 30, 2007, $883,282 principal amount of U.S. Mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                              NUMBER OF       MONTH/          VALUE       APPRECIATION
         CONTRACT             CONTRACTS     COMMITMENT      04/30/07     (DEPRECIATION)
         --------             ---------   -------------   ------------   --------------
U.S. Treasury 5 year Notes         2       June-07/Long   $    211,656      $  1,230
U.S. Treasury 10 year Notes      685       June-07/Long     74,204,766       490,037
U.S. Treasury Long Bonds         119       June-07/Long     13,298,250        32,505
                                                          ------------      --------
                                                          $ 87,714,672      $523,772
                                                          ------------      --------
U.S. Treasury 2 year Notes       173      June-07/Short   $(35,416,344)     $(72,061)
                                                          ------------      --------
                                                          $ 52,298,328      $451,711
                                                          ------------      --------

     NOTE 4 - CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                         NOTIONAL     UNREALIZED
                                                BUY/SELL     PAY/RECEIVE    EXPIRATION    AMOUNT     APPRECIATION
     COUNTERPARTY          REFERENCE ENTITY    PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
     ------------        -------------------   ----------   -------------   ----------   --------   --------------
Leman Brothers, Inc.          CDX NA.IG            Buy          0.40%       12/20/2011    $7,000       $(7,416)

     NOTE 5 - OPTION CONTRACTS WRITTEN

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                      ----------   --------
Beginning of period       49       $ 9,708
Expired                  (49)       (9,708)
End of period             --       $    --

     NOTE 6 - INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2007 was $312,060,103 and $275,146,258, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $1,087,281 and $4,669,141. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 1,337,881
Aggregate unrealized (depreciation) of investment securities    (1,313,657)
                                                               -----------
Net unrealized appreciation of investment securities           $    24,224
                                                               ===========

Cost of investments for tax purposes is $462,025,906.

Item 2. Controls and Procedures.

     (a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of April 30, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.